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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia-Pacific Real Estate Fund
ING Disciplined International SmallCap Fund
ING Diversified International Fund
ING Emerging Countries Fund
ING Emerging Markets Fixed Income Fund
ING European Real Estate Fund
ING Foreign Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Equity Dividend Fund
ING International Growth Opportunities Fund
ING International Real Estate Fund
ING International SmallCap Multi-Manager Fund
ING International Value Choice Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 67.0%
		Australia: 1.4%
8,100		Lend Lease Corp., Ltd.	$52,412
			52,412
		China: 1.4%
19,000		Kwg Property Holding Ltd.	14,447
9,000		Shimao Property Holdings Ltd.	18,045
18,000		Sino-Ocean Land Holdings Ltd.	19,176
			51,668
		Hong Kong: 34.6%
22,602		Cheung Kong Holdings Ltd.	291,310
6,000		China Resources Land Ltd.	14,623
8,000		Great Eagle Holding Co.	18,519
12,000		Hang Lung Group Ltd.	62,019
24,000		Hang Lung Properties Ltd.	87,682
11,600		Henderson Land Development Co., Ltd.	76,431
18,600		Hongkong Land Holdings Ltd.	72,378
2,000		Hopewell Holdings	6,515
1,000		Hysan Development Co., Ltd.	2,731
18,000		Kerry Properties Ltd.	92,655
65,000		New World China Land Ltd.	40,930
30,500		Shui On Land Ltd.	21,550
32,000		Sino Land Co.	65,110
24,100		Sun Hung Kai Properties Ltd.	365,902
11,000		Wharf Holdings Ltd.	51,613
12,000		Wheelock & Co., Ltd.	34,017
			1,303,985
		Japan: 23.8%
2,520		Aeon Mall Co., Ltd.	53,073
1,219		Daito Trust Construction Co., Ltd.	59,778
16,100		Mitsubishi Estate Co., Ltd.	267,227
15,900		Mitsui Fudosan Co., Ltd.	291,170
42		NTT Urban Development Corp.	39,615
9,000		Sumitomo Realty & Development Co., Ltd.	184,545
			895,408
		Singapore: 5.8%
40,000		Allgreen Properties Ltd.	33,282
43,150		CapitaLand Ltd.	114,446
9,000		City Developments Ltd.	63,291
7,000		Wing Tai Holdings Ltd.	8,405
			219,424
		Total Common Stock
		(Cost $2,304,249)	2,522,897
REAL ESTATE INVESTMENT TRUSTS: 31.5%
		Australia: 18.8%
26,900		CFS Retail Property Trust	38,310
44,700		Commonwealth Property Office Fund	31,516
117,500		Dexus Property Group	71,373
171,094		GPT Group	75,525
78,800		Macquarie CountryWide Trust	34,448
57,711	@	Macquarie Goodman Group	24,525
46,324		Mirvac Group	48,840
37,184		Stockland	97,060
30,361		Westfield Group	286,200
			707,797
		Hong Kong: 0.9%
16,000		Link Real Estate Investment Trust	36,300
			36,300
		Japan: 8.9%
5		Frontier Real Estate Investment Corp.	32,201
3		Fukuoka Real Estate Investment Trust Corp.	15,339
4		Japan Excellent, Inc.	19,375
2		Japan Logistics Fund, Inc.	13,499
6		Japan Real Estate Investment Corp.	50,042
9		Kenedix Realty Investment Corp.	30,052
6		Nippon Accommodations Fund, Inc.	29,731
5		Nippon Building Fund, Inc.	44,811
6		Nomura Real Estate Office Fund, Inc.	39,299
5		Top REIT, Inc.	20,758
8		United Urban Investment Corp.	40,009
			335,116
		Singapore: 2.9%
34,000		Ascendas India Trust	20,081
26,133		Ascendas Real Estate Investment Trust	30,809
30,480		CapitaMall Trust	33,402
46,000	@	Fortune Real Estate Investment Trust	24,681
			108,973
		Total Real Estate Investment Trusts
		(Cost $1,113,156)	1,188,186
		Total Long-Term Investments
		(Cost $3,417,405)	3,711,083

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 4.6%
		Affiliated Mutual Fund: 4.6%
174,073		ING Institutional Prime Money Market Fund - Class I		$174,073
		Total Short-Term Investments
		(Cost $174,073)		174,073
		Total Investments in Securities
		(Cost $3,591,478)*	103.1%	$3,885,156
		Other Assets and Liabilities - Net	(3.1)	(115,801)
		Net Assets	100.0%	$3,769,355

	@	Non-income producing security
	*	Cost for federal income tax purposes is $4,324,846.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$511,585
		Gross Unrealized Depreciation		(951,275)
		Net Unrealized Depreciation		$(439,690)

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apartments	0.8%
Diversified	12.0
Holding Companies - Diversified	1.4
Lodging	1.7
Office Property	5.4
Real Estate	63.9
Shopping Centers	12.9
Warehouse/Industrial	0.4
Short-Term Investments	4.6
Other Assets and Liabilities - Net	(3.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs+	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock	$—	$2,522,897	$—
Real Estate Investment Trusts	20,081	1,168,105	—
Short-Term Investments	174,073	—	—
Total	$194,154	$3,691,002	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 91.6%
		Australia: 4.3%
84,017		Ansell Ltd.	$649,675
54,400		Aquarius Platinum Ltd.	227,516
608,692		Australian Infrastructure Fund	750,484
276,086	@	Australian Worldwide Exploration Ltd.	617,039
105,961		Computershare Ltd.	869,252
40,104		Felix Resources Ltd.	599,910
277,863		Incitec Pivot Ltd.	641,394
394,719		Macmahon Holdings Ltd.	147,919
119,777		Macquarie Media Group Ltd.	155,443
221,989		Metcash Ltd.	791,042
31,003		Monadelphous Group Ltd.	300,798
784,881		Pacific Brands Ltd.	781,688
494,017		Sigma Pharmaceuticals Ltd.	533,372
215,295		Tattersall’s Ltd.	440,029
			7,505,561
		Belgium: 0.9%
27,321		Euronav NV	540,925
16,948		Omega Pharma SA	533,586
14,350		Tessenderlo Chemie NV	504,058
			1,578,569
		Bermuda: 1.0%
125,538		Catlin Group Ltd.	648,190
69,481	@	Global Sources Ltd.	444,678
73,631		Lancashire Holdings Ltd.	557,379
			1,650,247
		Canada: 6.8%
57,900		Aecon Group, Inc.	542,317
48,000		AGF Management Ltd.	682,181
76,300		Alamos Gold, Inc.	686,328
12,400		Astral Media Inc.	337,842
18,800		Atco Ltd.	671,722
53,000		Biovail Corp.	706,011
90,200	@	Celestica, Inc.	720,093
200		Centerra Gold, Inc.	1,272
50,000		Chemtrade Logistics Income Fund	357,392
22,300		Cogeco Cable, Inc.	593,080
66,000		Daylight Resources Trust	496,876
25,900		Emera, Inc.	498,886
9,600		Empire Co., Ltd.	368,227
33,400		Enerflex Systems Income Fund	306,018
65,500		Gerdau AmeriSteel Corp.	454,198
37,900	@	Iamgold Corp.	401,780
120,400		Jazz Air Income Fund	410,181
18,100		Labrador Iron Ore Royalty Income Fund	638,478
17,800		Laurentian Bank of Canada	590,717
39,100		Russel Metals, Inc.	606,145
236,900		SEMAFO, Inc.	501,399
17,850		Trilogy Energy Trust	127,589
20,500		Vermilion Energy Trust	565,570
59,500		Viterra, Inc.	500,965
			11,765,267
		China: 0.3%
346,000		Xinao Gas Holdings Ltd.	574,047
			574,047
		Denmark: 0.3%
15,700		East Asiatic Co., Ltd. A/S	577,373
			577,373
		Finland: 1.1%
26,662		KCI Konecranes OYJ	727,682
120,000		Oriola-KD OYJ	560,755
30,230		Orion OYJ	530,194
			1,818,631

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		France: 7.9%
11,882		Accor SA	$507,402
156,194	@	Altran Technologies SA	460,359
12,944		Capgemini SA	598,257
15,239		Eurazeo	690,986
24,425	@	Eutelsat Communications	681,319
262,431		Havas SA	763,614
30,568		Ingenico	640,098
21,022		IPSOS	548,396
36,969		Lagardere SCA	1,379,418
21,619		Legrand SA	528,898
5,439		Nexans SA	365,994
18,000		Publicis Groupe	638,463
16,056		Remy Cointreau SA	635,408
56,323		Safran SA	870,696
32,432		Scor SA	779,027
20,445		Sodexho Alliance SA	1,077,186
11,481		Technip SA	695,055
17,857		Teleperformance	565,251
25,950	@	UbiSoft Entertainment	443,187
23,776		Zodiac SA	918,559
			13,787,573
		Germany: 4.6%
53,128		Aareal Bank AG	753,650
8,439		Adidas AG	356,351
4,500		Axel Springer AG	410,688
13,784		Bauer AG	496,100
12,925		Bilfinger Berger AG	678,119
24,711		Demag Cranes AG	611,787
54,371		Deutsche Lufthansa AG	733,712
50,730		Gildemeister AG	544,129
1,450		KWS Saat AG	246,812
12,803		Medion AG	146,265
15,102		MTU Aero Engines Holding AG	549,102
3,358		MVV Energie AG	149,331
5,500		Pfeiffer Vacuum Technology AG	408,437
5,000		Salzgitter AG	505,159
9,611		United Internet AG	122,420
4,648		Wacker Chemie AG	618,702
10,896		Wincor Nixdorf AG	584,076
			7,914,840
		Greece: 0.3%
27,000		Tsakos Energy Navigation Ltd.	480,330
			480,330
		Hong Kong: 4.7%
1,032,000		China Pharmaceutical Group Ltd.	587,736
2,500,000		China Travel International Inv HK	620,558
1,660,000		Cnpc Hong Kong Ltd.	1,678,329
272,000		Great Eagle Holding Co.	629,656
277,500		Hongkong & Shanghai Hotels	318,261
512,000		Hopson Development Holdings Ltd.	819,295
231,000		Hysan Development Co., Ltd.	630,892
1,806,500		Johnson Electric Holdings Ltd.	532,808
115,458		Nam Tai Electronics, Inc.	528,798
199,000		Pacific Basin Shipping Ltd.	149,428
3,288,000		Shougang Concord International Enterprises Co. Ltd.	664,115
306,000		Texwinca Holdings Ltd.	238,952
114,000		Vtech Holdings Ltd.	811,996
			8,210,824
		Ireland: 0.8%
342,945		Allied Irish Banks PLC	853,829
1,739,858	I, X	Anglo Irish Bank Corp. PLC	—
27,445		DCC PLC	587,016
			1,440,845
		Italy: 6.4%
53,747		ACEA S.p.A.	611,846
16,289		Buzzi Unicem S.p.A. RNC	139,387
113,586		Cementir S.p.A.	467,556
28,821		Danieli & Co. S.p.A.	551,714
57,971		Danieli & Co. S.p.A. RNC	620,497
75,818		Davide Campari-Milano S.p.A.	647,484

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Italy (continued)
39,943		Exor S.p.A.	$671,343
127,000		Impregilo S.p.A.	484,325
221,474		Intesa Sanpaolo S.p.A. - RNC	623,572
27,308		Lottomatica S.p.A.	578,044
354,866		Maire Tecnimont S.p.A.	1,423,043
396,709		Parmalat S.p.A	991,875
180,567		Piaggio & C S.p.A.	375,030
55,460		Piccolo Credito Valtellinese Scarl	550,665
46,212		Prysmian S.p.A.	794,954
125,390		Recordati S.p.A.	838,821
54,463		Trevi Finanziaria S.p.A.	730,622
			11,100,778
		Japan: 20.8%
88,000		Akita Bank Ltd.	326,574
32,300		Alpen Co., Ltd.	569,305
70,100		Chuo Denki Kogyo Co., Ltd.	558,231
31,500		Circle K Sunkus Co., Ltd.	497,205
70,000		COMSYS Holdings Corp.	807,585
28,700		Cosmos Pharmaceutical Corp.	606,166
122,000		Daishi Bank Ltd.	484,022
65,000		DCM Japan Holdings Co., Ltd.	441,262
19,800		Fuji Soft, Inc.	397,850
176,000		Fujibo Holdings, Inc.	237,143
121,000		Fukuyama Transporting Co., Ltd.	563,194
20,000		H2O Retailing Corp.	115,988
178,000		Hanwa Co., Ltd.	720,758
25,500		HIS Co., Ltd.	521,520
50,600		Hitachi Capital Corp.	688,858
27,200		Hitachi Information Systems Ltd.	822,710
34,200		Hitachi Software Engineering Co., Ltd.	948,925
14,600		House Foods Corp.	205,447
94,000		Hyakugo Bank Ltd.	462,845
67,700		Inui Steamship Co., Ltd.	502,110
33,700		Itochu Enex Co., Ltd.	206,445
20,000		Japan Digital Laboratory Co.	248,101
108,000		Japan Radio Co., Ltd.	258,004
82,700		Japan Securities Finance Co. Ltd.	683,526
126,000		JFE Shoji Holdings, Inc.	495,777
67,000		Kagoshima Bank Ltd.	526,568
55,000		Kaken Pharmaceutical Co., Ltd.	478,797
91,000		Kandenko Co., Ltd.	601,364
68,000		Kinden Corp.	569,907
70,000		Kyowa Exeo Corp.	683,934
18,000		Kyudenko Corp.	110,110
27,000		Matsumotokiyoshi Holdings Co., Ltd.	607,454
43,100		Mimasu Semiconductor Industry Co., Ltd.	624,903
14,400		Ministop Co., Ltd.	235,446
23,300		Miraca Holdings, Inc.	580,442
182,000		Mitsubishi Steel Manufacturing Co., Ltd.	402,105
119,000		Mitsui Sugar Co., Ltd.	392,974
32,600		NEC Networks & System Integration Corp.	418,382
29,100		Nifco, Inc.	530,334
50,000		Nihon Parkerizing Co., Ltd.	570,530
78,000		Nippon Chemical Industrial Co., Ltd.	209,266
118,000		Nippon Denko Co., Ltd.	773,456
58,600		Nippon Shinyaku Co., Ltd.	766,835
120,000		Nippon Soda Co., Ltd.	589,164
74,000		Nissan Shatai Co., Ltd.	680,482
37,000		Nohmi Bosai Ltd.	315,483
54,800		NSD CO., Ltd.	573,375
43,000		O-M Ltd.	155,433
31,000		Osaka Steel Co., Ltd.	532,918
10,160		Point, Inc.	546,396
21,100		Right On Co., Ltd.	210,745
14,600		Ryosan Co., Ltd.	373,979
77,000		San-In Godo Bank Ltd.	724,097
70,000		Sanki Engineering Co., Ltd.	548,028
353,000		Shikibo Ltd.	634,614
83,800	@, I, X	Suruga Corp.	—
54,000		Taihei Dengyo Kaisha Ltd.	530,942

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
121,000		Taihei Kogyo Co., Ltd.	$355,323
29,300		Taikisha Ltd.	321,313
78,700		Takefuji Corp.	427,743
50,000		Tochigi Bank Ltd.	240,871
14,000		Token Corp.	433,849
160,000		Tokyo Tatemono Co., Ltd.	779,035
92,200		Tomy Co., Ltd.	817,433
116,000		Toyo Engineering Corp.	360,841
47,000		Toyo Kohan Co., Ltd.	181,597
27,000		Toyo Suisan Kaisha Ltd.	672,878
48,100		TS Tech Co., Ltd.	932,304
20,600		Tsuruha Holdings, Inc.	649,621
23,600		Unipres Corp.	300,521
90,000		Yamaguchi Financial Group, Inc.	1,227,219
23,100		Yamato Kogyo Co., Ltd.	717,808
			36,286,370
		Luxembourg: 0.4%
629,360		Regus PLC	733,279
			733,279
		Malaysia: 0.3%
131,500		Tanjong PLC	567,308
			567,308
		Netherlands: 0.9%
41,000		Binck NV	608,293
19,246		Boskalis Westminster	480,619
20,504	@	Crucell NV	508,409
			1,597,321
		Norway: 1.2%
57,200		Ementor ASA	285,235
37,800		Tandberg ASA	803,249
46,700	@	TGS Nopec Geophysical Co. ASA	530,206
70,358		Veidekke ASA	413,800
			2,032,490
		Portugal: 0.2%
94,139		REN - Redes Energeticas Nacionais SA	384,662
			384,662
		Singapore: 0.8%
526,000		SMRT Corp., Ltd.	620,809
314,000		United Overseas Land Ltd.	762,168
			1,382,977
		South Korea: 3.3%
40,000		AtlasBX Co. Ltd.	480,926
6,410		Binggrae Co., Ltd.	228,436
80,350		Daou Technology, Inc.	537,226
14,170		Dongkuk Steel Mill Co., Ltd.	364,941
22,040		Global & Yuasa Battery Co., Ltd.	442,362
27,060		Huchems Fine Chemical Corp.	668,367
4,343		Korea Zinc Co., Ltd.	495,650
55,880		LG Telecom Ltd.	392,696
31,160		Lotte Midopa Co., Ltd.	357,970
1,685		Lotte Samkang Co., Ltd.	289,160
45,060		S&T Dynamics Co., Ltd.	586,094
31,400		Silla Co. Ltd.	422,554
15,503	@	TK Corp.	416,880
			5,683,262
		Spain: 3.1%
13,596		Corporacion Financiera Alba SA	710,408
31,548		Enagas	623,758
103,611		Laboratorios Almirall SA	1,306,179
31,753		Prosegur Cia de Seguridad SA	1,103,050
9,917		Red Electrica de Espana	465,528
13,000		Tecnicas Reunidas SA	644,968
23,757		Viscofan SA	557,700
			5,411,591
		Sweden: 0.6%
43,200	@	Betsson AB	538,796
36,900		Wihlborgs Fastigheter AB	570,860
			1,109,656

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Switzerland: 5.3%
22,998		Adecco SA	$1,108,237
317		Athris Holding AG	264,006
9,616		Baloise Holding AG	766,339
2,051		Flughafen Zuerich AG	561,755
2,993		Galenica AG	895,956
2,530		Geberit AG - Reg	352,928
1,585		Jelmoli Holding AG	588,146
8,061		Pargesa Holding SA	593,146
15,492	@	PSP Swiss Property AG	823,602
12,894		Schindler Holding AG	832,296
7,167		Schindler Holding AG - Reg	463,022
9,449		Sulzer AG	623,551
6,617	@	Swiss Life Holding	662,073
10,535	@	Swiss Prime Site AG	505,396
107		Vetropack Holding AG	170,494
			9,210,947
		United Kingdom: 14.8%
60,925		Aggreko PLC	557,055
50,143		Amec PLC	590,480
145,355		ARM Holdings PLC	306,510
94,209		Balfour Beatty PLC	481,338
352,195		BBA Aviation PLC	796,408
731,110		Beazley PLC	1,250,176
205,052		Brit Insurance Holdings PLC	715,294
216,720		Cable & Wireless PLC	522,052
140,603		Carillion PLC	611,432
216,899	@	Colt Telecom Group SA	403,476
130,457		Cookson Group PLC	678,435
66,785		Croda International	643,657
410,000		Debenhams PLC	608,165
610,765		Dimension Data Holdings PLC	614,767
58,715		Drax Group PLC	392,736
137,428		eaga PLC	285,426
49,350		F&C Asset Management PLC	60,430
263,526		Filtrona PLC	568,877
493,506		Friends Provident Group PLC	576,756
289,236		Game Group PLC	709,892
53,860		Greggs PLC	354,718
375,000		HMV Group PLC	682,868
184,438		Informa PLC	737,788
74,255		Intercontinental Hotels Group PLC	841,794
133,237		JKX Oil & Gas PLC	511,804
35,957		Keller Group PLC	384,171
186,387		Ladbrokes PLC	546,256
143,575		Michael Page International PLC	723,845
94,669		Micro Focus International PLC	638,651
35,895		Morgan Sindall PLC	371,212
25,000		Next PLC	712,839
129,274		Petrofac Ltd.	1,618,929
245,622		Premier Farnell PLC	588,090
161,412		PV Crystalox Solar PLC	219,768
87,382		Spectris PLC	813,268
268,096		Spirent Communications PLC	313,624
400,000	@	Sportingbet PLC	399,399
273,149		Stagecoach Group PLC	618,667
148,383		Thomas Cook Group PLC	538,119
255,920		Tomkins PLC	758,191
69,274		Weir Group PLC	632,627
89,144		WH Smith PLC	633,648
267,066		William Hill PLC	817,995
			25,831,633
		United States: 0.5%
5,582		Core Laboratories NV	479,829
66,215		PLAYTECH Ltd.	323,012
			802,841
		Total Common Stock
		(Cost $151,703,814)	159,439,222
REAL ESTATE INVESTMENT TRUSTS: 2.7%
		Australia: 0.3%
671,495		Commonwealth Property Office Fund	473,434
			473,434

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
		France: 1.1%
8,987		Fonciere Des Regions		$787,144
14,604		Gecina SA		1,202,059
				1,989,203
		Japan: 0.9%
237		DA Office Investment Corp.		735,261
468		Nippon Commercial Investment Corp.		833,403
				1,568,664
		Singapore: 0.4%
991,000	@	Suntec Real Estate Investment Trust		749,382
				749,382
		Total Real Estate Investment Trusts
		(Cost $5,219,893)		4,780,683
EXCHANGE-TRADED FUNDS: 4.4%
		Developed Markets: 4.4%
153,000		iShares MSCI EAFE Index Fund		7,712,730
		Total Exchange-Traded Funds
		(Cost $6,945,761)		7,712,730
PREFERRED STOCK: 0.8%
		Germany: 0.4%
7,372		Draegerwerk AG		211,362
8,236		Fuchs Petrolub AG		496,044
				707,406
		Italy: 0.4%
62,280		Instituto Finanziario Industriale S.p.A.		595,188
				595,188
		Total Preferred Stock
		(Cost $1,496,698)		1,302,594
		Total Investments in Securities
		(Cost $165,366,166)*	99.5%	$173,235,229
		Other Assets and Liabilities - Net	0.5	880,294
		Net Assets	100.0%	$174,115,523

	@	Non-income producing security
	I	Illiquid Security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $167,771,003.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$28,163,119
		Gross Unrealized Depreciation		(22,698,893)
		Net Unrealized Appreciation		$5,464,226

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	1.4%
Aerospace/Defense	1.8
Agriculture	0.1
Airlines	0.7
Apparel	0.6
Auto Manufacturers	0.4
Auto Parts & Equipment	1.4
Banks	4.2
Beverages	0.7
Biotechnology	0.3
Building Materials	0.8
Chemicals	2.9
Coal	0.3
Commercial Services	2.5
Computers	2.5
Distribution/Wholesale	0.2
Diversified	1.6
Diversified Financial Services	1.8
Electric	1.9
Electrical Components & Equipment	1.8
Electronics	1.7
Energy - Alternate Sources	0.2
Engineering & Construction	7.0
Entertainment	1.9
Environmental Control	0.2
Food	3.4
Food Service	0.6
Gas	0.7
Hand/Machine Tools	1.5
Healthcare - Products	0.1
Holding Companies - Diversified	1.0
Home Builders	0.3
Household Products/Wares	0.4
Insurance	3.4
Internet	0.8
Investment Companies	1.7
Iron/Steel	2.9
Leisure Time	1.2
Lodging	1.0
Machinery - Construction & Mining	0.7
Machinery - Diversified	1.0
Media	2.0
Metal Fabricate/Hardware	0.9
Mining	2.1
Miscellaneous Manufacturing	1.6
Office Property	1.1
Oil & Gas	2.9
Oil & Gas Services	3.2
Packaging & Containers	0.1
Pharmaceuticals	4.8
Real Estate	3.7
Retail	5.0
Semiconductors	0.7
Software	1.9
Telecommunications	2.4
Textiles	0.3
Toys/Games/Hobbies	0.5
Transportation	2.3
Other Long-Term Investments	4.4
Other Assets and Liabilities - Net	0.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs+	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock
Australia	$—	$7,505,561	$—
Belgium	—	1,578,569	—
Bermuda	444,678	1,205,569	—
Canada	11,765,267	—	—
China	—	574,047	—
Denmark	—	577,373	—
Finland	—	1,818,631	—
France	—	13,787,573	—
Germany	—	7,914,840	—
Greece	480,330	—	—
Hong Kong	528,798	7,682,026	—
Ireland	—	1,440,845	—
Italy	—	11,100,778	—
Japan	—	36,286,370	—
Luxembourg	—	733,279	—
Malaysia	—	567,308	—
Netherlands	—	1,597,321	—
Norway	—	2,032,490	—
Portugal	—	384,662	—
Singapore	—	1,382,977	—
South Korea	—	5,683,262	—
Spain	—	5,411,591	—
Sweden	—	1,109,656	—
Switzerland	264,006	8,946,941	—
United Kingdom	—	25,831,633	—
United States	479,829	323,012	—
Total Common Stock	13,962,908	145,476,314	—
Real Estate Investment Trusts	—	4,780,683	—
Exchange-Traded Funds	7,712,730	—	—
Preferred Stock	—	1,302,594	—
Total	$21,675,638	$151,559,591	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of July 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
853,718		ING Emerging Countries Fund - Class I		$18,867,161
4,633,589		ING Foreign Fund - Class I		58,105,207
2,565,927		ING Index Plus International Equity Fund - Class I		18,910,883
6,093,270		ING International Capital Appreciation Fund - Class I		52,584,916
3,925,499		ING International Equity Dividend Fund - Class I		23,081,931
1,514,719		ING International Real Estate Fund - Class I		11,981,426
928,788		ING International SmallCap Multi-Manager Fund - Class I		26,628,346
2,366,356		ING International Value Choice Fund - Class I		22,504,045
		Total Investments in Affiliated Investment Companies
		(Cost $283,514,423)*	100.0%	$232,663,915
		Other Assets and Liabilities - Net	(0.0)	(85,300)
		Net Assets	100.0%	$232,578,615

	*	Cost for federal income tax purposes is $316,821,076.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(84,157,161)
		Net Unrealized Depreciation		$(84,157,161)

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Investment Companies	$232,663,915	$—	$—
Total	$232,663,915	$—	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 88.8%
		Bermuda: 1.0%
19,542		Credicorp Ltd.	$1,303,451
			1,303,451
		Brazil: 15.9%
136,551		Banco Itau Holding Financeira SA ADR	2,442,897
314,964		BM&F BOVESPA SA	2,032,516
89,345	@	BR Malls Participacoes SA	929,006
8,841		Cia de Bebidas das Americas ADR	621,788
97,641		Cia Siderurgica Nacional SA	2,501,535
127,555		CIA Vale do Rio Doce	2,522,728
33,143		Mrv Engenharia	564,004
1,200		OGX Petroleo e Gas Participacoes SA	765,376
53,281	@	Perdigao SA	1,170,854
189,470		Petroleo Brasileiro SA	3,901,615
47,843		Petroleo Brasileiro SA ADR	1,612,309
86,519		Vale SA ADR	1,665,282
			20,729,910
		Canada: 0.5%
61,690		Pacific Rubiales Energy Corp.	646,453
			646,453
		Chile: 0.1%
7,647		Empresa Nacional de Telecom	105,649
			105,649
		China: 10.5%
4,033,000		Bank of China Ltd.	2,004,422
377,500		China Life Insurance Co., Ltd.	1,671,806
1,785,000		China Petroleum & Chemical Corp.	1,591,319
659,000		China Railway Group Ltd.	591,911
490,500		China Shenhua Energy Co., Ltd.	1,993,673
5,258,000		Industrial and Commercial Bank of China Ltd.	3,775,567
382,000		Parkson Retail Group Ltd.	636,038
596,000		Sino-Ocean Land Holdings Ltd.	634,939
1,183,000		Want Want China Holdings Ltd.	704,375
			13,604,050
		Czech Republic: 0.6%
15,500		CEZ A/S	833,317
			833,317
		Egypt: 0.5%
17,000		Orascom Construction Industries	647,397
			647,397
		Hong Kong: 7.1%
175,000		Beijing Enterprises Holdings Ltd.	878,387
739,000		C C Land Holdings Ltd.	553,180
930,000		Chaoda Modern Agriculture	628,417
315,500		China Mobile Ltd.	3,310,691
777,840		China Overseas Land & Investment Ltd.	1,913,351
1,498,000		CNOOC Ltd.	1,993,127
			9,277,153
		Hungary: 1.1%
63,570	@	OTP Bank Nyrt	1,357,131
			1,357,131
		India: 7.3%
34,252		Bharat Heavy Electricals	1,598,305
255,790		Bharti Airtel Ltd.	2,200,218
35,519		Housing Development Finance Corp.	1,885,504
104,774		ICICI Bank Ltd.	1,662,046
37,070		Larsen & Toubro Ltd.	1,168,508
24,532	@	Reliance Industries Ltd.	1,000,666
			9,515,247
		Indonesia: 1.4%
228,000		PT Astra International Tbk	672,438
1,278,000		Telekomunikasi Indonesia Tbk PT	1,142,670
			1,815,108
		Israel: 2.6%
63,751		Teva Pharmaceutical Industries Ltd. ADR	3,400,478
			3,400,478
		Mauritius: 0.4%
1,893,600		Golden Agri-Resources Ltd.	558,687
			558,687
		Mexico: 3.0%
33,619		America Movil SA de CV - Series L ADR	1,445,953
61,500	@	Cemex SA de CV ADR	577,485
262,796	@	Empresas ICA S.A.B. de C.V.	483,255
307,843	@	Grupo Financiero Banorte SA de CV	762,791
192,397	@	Wal-Mart de Mexico SA de CV	655,743
			3,925,227
		Poland: 0.7%
18,800		Bank Pekao SA	938,902
			938,902
		Russia: 5.5%
16,280		Mobile Telesystems Finance SA ADR	683,597
152,701	@	OAO Gazprom ADR	3,153,269
351,750	@	OAO Rosneft Oil Co. GDR	2,147,713
805,400		Sberbank RF	1,102,736
			7,087,315

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
		South Africa: 4.2%
50,836		ABSA Group Ltd.		$769,440
24,600		Impala Platinum Holdings Ltd.		595,336
39,000		MTN Group Ltd.		641,850
36,200		Naspers Ltd.		1,080,705
25,636		Sasol Ltd.		917,705
82,000		Shoprite Holdings Ltd.		601,661
75,018		Standard Bank Group Ltd.		901,633
				5,508,330
		South Korea: 11.3%
14,000		Doosan Heavy Industries and Construction Co. Ltd.		797,424
13,114		GS Engineering & Construction Corp.		933,104
17,110		Hyundai Mobis		1,801,927
49,360	@	Kia Motors Corp.		622,981
10,596		KT&G Corp.		615,030
21,710		LG Corp.		1,167,912
2,800		Posco		1,137,094
9,323		Samsung Electronics Co., Ltd.		5,489,444
18,356		Samsung Techwin Co., Ltd.		1,050,013
2,579		Shinsegae Co., Ltd.		1,114,189
				14,729,118
		Taiwan: 9.2%
512,000		Cathay Financial Holding Co., Ltd.		785,708
397,223		Chunghwa Telecom Co., Ltd.		796,674
462,300		HON HAI Precision Industry Co., Ltd.		1,596,198
165,818		Hon Hai Precision Industry Co., Ltd. - GDR		1,153,244
72,144		MediaTek, Inc.		1,036,599
376,000		Taiwan Fertilizer Co., Ltd.		1,189,085
2,441,609		Taiwan Semiconductor Manufacturing Co., Ltd.		4,347,894
996,000		Uni-President Enterprises Corp.		1,033,391
				11,938,793
		Turkey: 4.3%
177,190		Arcelik A.S.		363,731
393,725		Haci Omer Sabanci Holding A/S		1,483,718
1,041,915		Turkiye Garanti Bankasi A/S		3,704,561
				5,552,010
		United Kingdom: 1.6%
163,355		Antofagasta PLC		2,066,766
				2,066,766
		Total Common Stock
		(Cost $86,657,826)		115,540,492
EXCHANGE-TRADED FUNDS: 6.1%
		Emerging Markets: 2.1%
78,500		iShares MSCI Emerging Markets Index Fund		2,804,020
				2,804,020
		South Korea: 1.5%
46,189		iShares MSCI South Korea Index Fund		1,923,310
				1,923,310
		Taiwan: 2.5%
289,500		iShares MSCI Taiwan Index Fund		3,280,035
				3,280,035
		Total Exchange-Traded Funds
		(Cost $5,949,008)		8,007,365
		Total Long-Term Investments
		(Cost $92,606,834)		123,547,857

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.1%
		Securities Lending Collateral(cc): 0.1%
$161,615		Bank of New York Mellon Corp. Institutional Cash Reserves		$129,292
		Total Short-Term Investments
		(Cost $161,615)		129,292
		Total Investments in Securities
		(Cost $92,768,449)*	95.0%	$123,677,149
		Other Assets and Liabilities - Net	5.0	6,484,968
		Net Assets	100.0%	$130,162,117

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $104,888,837.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,482,060
		Gross Unrealized Depreciation		(693,748)
		Net Unrealized Appreciation		$18,788,312

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	1.4%
Auto Manufacturers	0.5
Auto Parts & Equipment	1.4
Banks	15.3
Beverages	0.5
Building Materials	0.5
Chemicals	0.9
Coal	1.5
Diversified Financial Services	3.6
Electric	0.6
Electrical Components & Equipment	1.2
Electronics	2.1
Engineering & Construction	2.9
Food	2.7
Gas	0.7
Holding Companies - Diversified	2.5
Home Builders	0.4
Household Products/Wares	0.3
Insurance	1.9
Iron/Steel	2.8
Machinery - Diversified	0.6
Media	0.8
Mining	5.3
Oil & Gas	13.1
Oil & Gas Services	0.5
Pharmaceuticals	2.6
Real Estate	2.7
Retail	2.4
Semiconductors	9.2
Telecommunications	7.9
Other Long-Term Investments	6.1
Short-Term Investments	0.1
Other Assets and Liabilities - Net	5.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs+	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock
Bermuda	$1,303,451	$—	$—
Brazil	18,287,013	2,442,897	—
Canada	646,453	—	—
Chile	105,649	—	—
China	—	13,604,050	—
Czech Republic	—	833,317	—
Egypt	—	647,397	—
Hong Kong	—	9,277,153	—
Hungary	—	1,357,131	—
India	—	9,515,247	—
Indonesia	—	1,815,108	—
Israel	3,400,478	—	—
Mauritius	—	558,687	—
Mexico	3,925,227	—	—
Poland	—	938,902	—
Russia	683,597	6,403,718	—
South Africa	—	5,508,330	—
South Korea	—	14,729,118	—
Taiwan	796,674	11,142,119	—
Turkey	—	5,552,010	—
United Kingdom	—	2,066,766	—
Total Common Stock	29,148,542	86,391,950	—
Exchange-Traded Funds	8,007,365	—	—
Short-Term Investments	—	129,292	—
Total	$37,155,907	$86,521,242	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2009 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 15.6%
			Argentina: 0.4%
	$354,167	S, I	Province of Mendoza, 5.500%, due 09/04/18	$194,792
	40,368	#, ±, I	Transportadora Gas del Norte, 6.500%, due 12/31/12	11,202
	200,000	±, I	Transportadora Gas del Norte, 7.500%, due 12/31/12	55,500
	1,285,000	#, ±, I	Transportadora Gas del Norte, 8.000%, due 12/31/12	356,588
				618,082
			Brazil: 0.5%
	645,000		Petrobras International Finance Co., 7.875%, due 03/15/19	719,369
				719,369
			Chile: 0.4%
	620,000	#	Alto Parana SA, 6.375%, due 06/09/17	603,942
				603,942
			Cyprus: 0.3%
	450,000	#	Alfa MTN Invest Ltd., 9.250%, due 06/24/13	421,355
				421,355
			Indonesia: 0.3%
	460,000	#	Majapahit Holding BV, 7.875%, due 06/29/37	388,700
				388,700
			Kazakhstan: 2.3%
	600,000	#	HSBK Europe BV, 7.250%, due 05/03/17 - Reg S	420,198
	400,000	#	HSBK Europe BV, 7.250%, due 05/03/17	269,000
	730,000	#	KazMunaiGaz Finance Sub BV, 8.375%, due 07/02/13	688,025
	1,000,000	#	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	920,000
	907,725		Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	850,992
	1,500,000	I	TuranAlem Finance BV, 8.250%, due 01/22/37	322,500
				3,470,715
			Mexico: 1.1%
	195,000		Grupo Televisa SA, 6.000%, due 05/15/18	189,369
	605,000		Pemex Project Funding Master Trust, 5.750%, due 03/01/18	598,950
	955,000		Pemex Project Funding Master Trust, 6.625%, due 06/15/35	906,504
				1,694,823
			Nigeria: 0.0%
	500,000	S	Central Bank of Nigeria, 5.092%, due 01/05/10	27,500
				27,500
			Peru: 1.8%
	320,000	#, Z, ^, I	Interoceanica IV Finance Ltd., 5.990%, due 11/30/18	185,856
	1,142,885	#, Z, ^, I	Interoceanica IV Finance Ltd., 6.340%, due 11/30/25	418,639
	2,798,279	Z, I	Peru Enhanced Pass-through Finance Ltd., 3.790%, due 05/31/18	2,014,761
	233,190	#, Z, I	Peru Enhanced Pass-through Finance Ltd., 3.960%, due 05/31/18	164,982
				2,784,238
			Philippines: 0.3%
	450,000	S, I	National Power Corp., 9.625%, due 05/15/28	483,750
				483,750
			Russia: 3.8%
	600,000		Alfa Bond Issuance PLC for OJSC Alfa Bank, 8.635%, due 02/22/17	455,250
	590,000		GAZ Capital SA, 6.510%, due 03/07/22	484,685
	850,000	S	Gaz Capital SA, 8.625%, due 04/28/34	890,375
	1,500,000	S	Kuznetski Capital for Bank of Moscow, 7.500%, due 11/25/15	1,308,750
	460,000	#	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, due 01/14/14	460,414
	185,000		RSHB Capital SA for OJSC Russian Agricultural Bank, 9.000%, due 06/11/14	198,080
RUB	25,000,000		Sibacademfinance PLC for URSA Bank, 9.125%, due 02/26/10	786,488
	$300,000	#	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	300,462
	200,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 7.700%, due 08/07/13	201,391
	805,000		UBS Luxembourg SA for OJSC Vimpel Communications, 8.250%, due 05/23/16	725,506
				5,811,401
			South Korea: 0.4%
	600,000		Korea Development Bank, 8.000%, due 01/23/14	661,566
				661,566
			Supranational: 0.3%
	360,000	I	Corp Andina de Fomento, 8.125%, due 06/04/19	398,343
				398,343
			Trinidad And Tobago: 0.7%
	1,315,000	I	Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, due 05/08/22	1,121,038
				1,121,038
			Ukraine: 0.9%
	550,000	S, I	City of Kiev Ukraine, 8.000%, due 11/06/15	316,250
	500,000		Standard Bank (Nak), 8.125%, due 09/30/09	422,500
	800,000	#, I	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	552,000
				1,290,750
			Venezuela: 2.1%
	6,500,000	S	Petroleos de Venezuela SA, 5.250%, due 04/12/17	3,162,900
				3,162,900
			Total Corporate Bonds/Notes
			(Cost $30,111,442)	23,658,472
FOREIGN GOVERNMENT BONDS: 70.2%
			Argentina: 2.4%
	9,005,000	S	Argentina Government International Bond, due 12/15/35	396,220
	9,525,000	S	Argentina Government International Bond, due 12/15/35	366,713
	2,000,000		Argentina Government International Bond, 7.000%, due 10/03/15	1,090,000

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2009 (Unaudited) (continued)

Principal Amount				Value
			Argentina (continued)
$5,600,000		+, #, S, I	Province of Buenos Aires Argentina, 3.000% (step rate 4.000%), due 05/15/35	$1,381,801
280,000		#, S, I	Province of Buenos Aires Argentina, 9.375%, due 09/14/18	135,100
233,400		#	Provincia Del Neuquen Titulo Provincial, 8.656%, due 10/18/14	232,525
				3,602,359
			Belize: 0.1%
330,000		+, I	Belize Government International Bond, 4.250% (step rate 6.000%), due 02/20/29	153,450
				153,450
			Bosnia and Herzegovina: 0.2%
EUR	750,000	S, Z, I	Bosnia & Herzegovina Government International Bond, 15.290%, due 12/11/17	325,201
				325,201
			Brazil: 6.0%
$405,000			Banco Nacional de Desenvolvimento Economico e Social, 6.500%, due 06/10/19	412,088
1,000,000		S	Brazil Government International Bond, 7.125%, due 01/20/37	1,106,000
1,280,000		S	Brazil Government International Bond, 8.750%, due 02/04/25	1,596,800
1,700,000			Brazil Government International Bond, 10.125%, due 05/15/27	2,397,000
950,000		S	Brazil Government International Bond, 11.000%, due 08/17/40	1,246,875
3,800,000		S	Federative Republic of Brazil, 12.500%, due 01/05/22	2,300,214
				9,058,977
			Colombia: 4.5%
1,150,000			Republic of Colombia, 7.375%, due 03/18/19	1,253,500
1,000,000			Republic of Colombia, 7.375%, due 09/18/37	1,032,500
355,000		S	Republic of Colombia, 8.125%, due 05/21/24	396,003
COP	7,300,000,000	S	Republic of Colombia, 12.000%, due 10/22/15	4,183,772
				6,865,775
			Dominican Republic: 0.2%
$131,157		S	Dominican Republic, 9.040%, due 01/23/18	117,932
250,000		#, S	Dominican Republic International Bond, 8.625%, due 04/20/27	182,500
				300,432
			El Salvador: 0.4%
730,000		I	El Salvador Government International Bond, 7.650%, due 06/15/35	646,050
				646,050
			Ghana: 0.3%
500,000		#	Republic of Ghana, 8.500%, due 10/04/17	476,250
				476,250
			Hungary: 4.9%
HUF	650,000,000	S	Hungary Government International Bond, 6.750%, due 02/12/13	3,304,230
HUF	800,000,000	S	Hungary Government International Bond, 8.000%, due 02/12/15	4,167,878
				7,472,108
			Indonesia: 8.4%
$915,000			Indonesia Government International Bond, 7.500%, due 01/15/16	980,719
2,300,000			Indonesia Government International Bond, 11.625%, due 03/04/19	3,073,085
IDR	10,000,000,000		Indonesia Treasury Bond, 10.750%, due 05/15/16	1,085,664
IDR	43,695,000,000		Indonesia Treasury Bond, 11.250%, due 05/15/14	4,812,063
$2,545,000		#	Perusahaan Penerbit SBSN, 8.800%, due 04/23/14	2,763,333
				12,714,864
			Iraq: 0.6%
1,350,000		S	Republic of Iraq, 5.800%, due 01/15/28	928,125
				928,125
			Lebanon: 0.2%
210,000		I	Lebanon Government International Bond, 8.250%, due 04/12/21	219,114
				219,114
			Malaysia: 2.9%
MYR	10,000,000	S	Malaysia Government International Bond, 4.240%, due 02/07/18	2,857,584
MYR	5,000,000		Malaysia Government International Bond, 5.734%, due 07/30/19	1,583,742
				4,441,326
			Mexico: 5.8%
MXN	97,000,000	S	Mexican Bonos, 7.750%, due 12/14/17	7,271,506
$800,000			Mexico Government International Bond, 6.750%, due 09/27/34	828,000
500,000			Mexico Government International Bond, 8.300%, due 08/15/31	606,250
				8,705,756
			Pakistan: 0.9%
1,795,000			Islamic Republic of Pakistan, 6.875%, due 06/01/17	1,292,400
				1,292,400
			Panama: 0.5%
500,000			Panama Government International Bond, 8.875%, due 09/30/27	615,000
130,000		S	Panama Government International Bond, 9.375%, due 04/01/29	164,450
				779,450
			Peru: 2.0%
800,000			Peru Government International Bond, 6.550%, due 03/14/37	792,000
PEN	6,400,000	#	Peru Government International Bond, 6.900%, due 08/12/37	2,229,364
				3,021,364
			Philippines: 2.5%
$1,680,000			Philippine Government International Bond, 8.375%, due 06/17/19	1,948,800
600,000			Philippine Government International Bond, 8.875%, due 03/17/15	699,000
1,000,000			Philippine Government International Bond, 9.000%, due 02/15/13	1,152,500
				3,800,300
			Poland: 5.1%
PLN	14,000,000	S	Poland Government International Bond, 5.250%, due 04/25/13	4,808,939
PLN	7,000,000	S	Poland Government International Bond, 5.250%, due 10/25/17	2,317,405
$530,000			Poland Government International Bond, 6.375%, due 07/15/19	551,624
				7,677,968
			Russia: 1.7%
RUB	662,400	S	Russia Government International Bond, 7.500%, due 03/31/30	676,310
RUB	1,300,000	S	Russia Government International Bond, 12.750%, due 06/24/28	1,927,250
				2,603,560

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2009 (Unaudited) (continued)

Principal Amount					Value
			South Africa: 5.9%
ZAR	48,000,000		South Africa Government International Bond, 13.500%, due 09/15/15		$7,676,722
	$805,000		South Africa Government International Bond, 5.875%, due 05/30/22		805,000
375,000			South Africa Government International Bond, 6.875%, due 05/27/19		411,563
					8,893,285
			Thailand: 5.3%
THB	70,000,000	S	Thailand Government International Bond, 4.250%, due 03/13/13		2,182,998
THB	80,000,000	S	Thailand Government International Bond, 5.125%, due 03/13/18		2,614,895
THB	100,000,000	S	Thailand Government International Bond, 5.250%, due 05/12/14		3,246,964
					8,044,857
			Turkey: 6.8%
TRY	3,000,000		Turkey Government International Bond, 14.000%, due 09/26/12		2,186,342
	$1,000,000		Turkey Government International Bond, 6.875%, due 03/17/36		955,000
1,250,000		S	Turkey Government International Bond, 7.000%, due 02/05/25		1,295,313
TRY	4,680,000	S	Turkey Government International Bond, 10.000%, due 02/15/12		3,369,333
	$950,000	S	Turkey Government International Bond, 7.000%, due 09/26/16		997,500
TRY	2,000,000	S	Turkey Government International Bond, 16.000%, due 03/07/12		1,509,909
					10,313,397
			Ukraine: 1.2%
	$800,000		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 6.800%, due 10/04/12		612,000
360,000			Ukraine Government International Bond, 6.580%, due 11/21/16		255,600
1,180,000		S	Ukraine Government International Bond, 7.650%, due 06/11/13		987,070
					1,854,670
			Uruguay: 1.1%
314,322		S	Uruguay Government International Bond, 7.625%, due 03/21/36		319,823
1,217,500		&	Uruguay Government International Bond, 7.875%, due 01/15/33		1,260,113
					1,579,936
			Venezuela: 0.3%
160,000			Venezuela Government International Bond, 9.250%, due 05/07/28		103,208
400,000			Venezuela Government International Bond, 9.375%, due 01/13/34		261,000
					364,208
			Total Other Bonds
			(Cost $108,141,949)		106,135,182
			Total Long-Term Investments
			(Cost $138,253,391)		129,793,654
			Total Investments in Securities
			(Cost $138,253,391)*	85.8%	$129,793,654
			Other Assets and Liabilities - Net	14.2	21,455,914
			Net Assets	100.0%	$151,249,568

		&	Payment-in-kind
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		I	Illiquid Security
		S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

		±	Defaulted security
		^	Structured Note
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		COP	Columbian Peso
		EUR	EU Euro
		HUF	Hungarian Forint
		IDR	Indonesian Rupiah
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		PEN	Peruvian Nuevo Sol
		PLN	Polish Zloty
		RUB	Russian Ruble
		THB	Thai Baht
		TRY	Turkish Lira
		*	Cost for federal income tax purposes is $138,417,655.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation		$7,569,391
			Gross Unrealized Depreciation		(16,193,392)
			Net Unrealized Depreciation		$(8,624,001)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Banks	2.9%
Diversified Financial Services	3.2
Electric	0.6
Foreign Government Bonds	70.2
Forest Products & Paper	0.4
Gas	0.3
Media	0.1
Multi-National	0.3
Municipal	0.2
Oil & Gas	7.1
Telecommunications	0.5
Other Assets and Liabilities - Net	14.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Corporate Bonds/Notes	$—	$20,391,484	$3,266,988
Foreign Government Bonds	—	103,098,851	3,036,331
Total	$—	$123,490,335	$6,303,319

Other Financial Instruments**	6,913	—	—
Total	$6,913	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended July 31, 2009:

	Beginning Balance	Net	Accrued Discounts/	Total Realized	Appreciation/	Net Transfers In/	Ending Balance
	at 10/31/08	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 07/31/09
Corporate Bonds/Notes	22,271,070	(21,024,953)	183,868	(4,955,612)	6,792,615	—	3,266,988
Foreign Government Bonds	5,361,313	(3,760,053)	250,037	(1,324,316)	2,509,350	—	3,036,331
Total	$27,632,383	$(24,785,006)	$433,905	$(6,279,928)	$9,301,965	$—	$6,303,319

For the period ended July 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,818,407.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009:

Derivatives Fair Value*
Interest rate contracts	$6,913
Total	$6,913

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Purchased options, swaps, and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2009 (Unaudited) (continued)

ING Emerging Markets Fixed Income Fund Open Futures Contracts on July 31, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	51	09/30/09	$(5,307)
U.S. Treasury Long Bond	5	09/21/09	12,220
			$6,913

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of July 31, 2009 (Unaudited)

Shares				Value
COMMON STOCK: 20.0%
		Austria: 1.2%
6,260	@	Immoeast Immobilien Anlagen AG		$17,359
10,560	@	Immofinanz Immobilien Anlagen AG		22,160
				39,519
		Finland: 3.2%
36,550	@	Sponda OYJ		105,777
				105,777
		Germany: 0.6%
1,430		Colonia Real Estate AG		5,723
460		Deutsche Euroshop AG		13,969
				19,692
		Luxembourg: 1.2%
4,670		GAGFAH SA		39,441
				39,441
		Sweden: 4.3%
15,420		Castellum AB		113,274
2,120		Kungsleden AB		11,378
1,120		Wihlborgs Fastigheter AB		17,327
				141,979
		Switzerland: 3.8%
1,820	@	PSP Swiss Property AG		96,757
650	@	Swiss Prime Site AG		31,182
				127,939
		United Kingdom: 5.7%
15,640		Grainger PLC		47,840
16,220		Hansteen Holdings PLC		21,270
11,645		Helical Bar PLC		66,171
34,094		Safestore Holdings Ltd.		55,792
				191,073
		Total Common Stock
		(Cost $602,291)		665,420
REAL ESTATE INVESTMENT TRUSTS: 77.2%
		Belgium: 3.2%
595		Cofinimmo		73,982
760		Warehouses De Pauw SCA		32,371
				106,353
		France: 34.2%
684		Fonciere Des Regions		59,909
460		Gecina SA		37,863
1,240		ICADE		108,578
6,669		Klepierre		190,673
1,660		Mercialys		55,609
490		Societe Fonciere Lyonnaise SA		19,200
3,810		Unibail		665,591
				1,137,423
		Netherlands: 9.5%
2,814		Corio NV		155,776
3,380		Eurocommercial Properties NV		114,880
580		Vastned Retail NV		31,235
199		Wereldhave NV		16,089
				317,980
		United Kingdom: 30.3%
32,976		British Land Co. PLC		239,509
3,130		Derwent Valley Holdings PLC		50,464
5,483		Great Portland Estates PLC		21,296
34,779		Hammerson PLC		200,195
32,671		Land Securities Group PLC		290,795
15,426	@	Liberty International PLC		112,227
5,463		Mucklow A & J Group PLC		20,540
14,185		Segro PLC		65,399
1,683		Shaftesbury PLC		9,304
				1,009,729
		Total Real Estate Investment Trusts
		(Cost $2,768,765)		2,571,485
		Total Long-Term Investments
		(Cost $3,371,056)		3,236,905
SHORT-TERM INVESTMENTS: 2.5%
		Affiliated Mutual Fund: 2.5%
82,878		ING Institutional Prime Money Market Fund - Class I		82,878
		Total Short-Term Investments
		(Cost $82,878)		82,878
		Total Investments in Securities
		(Cost $3,453,934)*	99.7%	$3,319,783
		Other Assets and Liabilities - Net	0.3	10,186
		Net Assets	100.0%	$3,329,969

	@	Non-income producing security
	*	Cost for federal income tax purposes is $4,095,186.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$229,711
		Gross Unrealized Depreciation		(1,005,114)
		Net Unrealized Depreciation		$(775,403)

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Diversified	69.2%
Office Property	6.1
Real Estate	18.3
Shopping Centers	0.9
Storage/Warehousing	1.7
Warehouse/Industrial	1.0
Short-Term Investments	2.5
Other Assets and Liabilities - Net	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs+	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock	$—	$665,420	$—
Real Estate Investment Trusts	65,399	2,506,086	—
Short-Term Investments	82,878	—	—
Total	$148,277	$3,171,506	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 88.7%
		Australia: 6.0%
56,409		Australia & New Zealand Banking Group Ltd.	$871,339
85,533		BHP Billiton Ltd.	2,698,913
31,232		Commonwealth Bank of Australia	1,106,588
14,428		CSL Ltd.	366,234
61,600		Foster’s Group Ltd.	276,785
217,346		Macquarie Airports Management Ltd.	451,031
6,884		Macquarie Group Ltd.	252,984
46,016		National Australia Bank Ltd.	933,941
16,154		QBE Insurance Group Ltd.	262,958
90,183		Rio Tinto Ltd.	4,546,826
232,899		Telstra Corp., Ltd.	686,814
23,444		Wesfarmers Ltd.	505,002
60,875		Westpac Banking Corp.	1,096,254
29,758		Woodside Petroleum Ltd.	1,140,540
32,474		Woolworths Ltd.	737,428
			15,933,637
		Austria: 0.6%
37,039		OMV AG	1,469,707
10,285		Telekom Austria AG	157,005
			1,626,712
		Belgium: 0.4%
7,280		Anheuser-Busch InBev NV	288,819
1,648		Belgacom SA	59,038
154,945		Fortis	595,797
841		Solvay SA	82,418
			1,026,072
		Brazil: 0.7%
5,580		Cia Siderurgica Nacional SA	142,958
92,822		Vale SA ADR	1,831,378
			1,974,336
		Canada: 5.5%
17,548		Bank of Montreal	879,966
23,113		Bank of Nova Scotia	985,239
14,918		Barrick Gold Corp.	520,970
11,011		Bombardier, Inc. - Class B	39,046
9,835		Canadian Imperial Bank of Commerce	605,392
11,888		Canadian Natural Resources Ltd.	714,659
9,385	@	Canadian Pacific Railway Ltd.	417,305
34,406		EnCana Corp.	1,845,420
13,565		GoldCorp, Inc.	515,401
12,875		Kinross Gold Corp.	253,974
13,314	@	Manulife Financial Corp.	323,318
2,667		National Bank of Canada	143,866
31,532	@	Petro-Canada	1,302,259
2,629		Potash Corp. of Saskatchewan	244,926
10,755	@	Research In Motion Ltd.	817,380
4,687		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	130,222
30,138		Royal Bank of Canada	1,434,650
4,493		Sun Life Financial, Inc.	153,569
22,762		Suncor Energy, Inc.	736,160
57,266		Talisman Energy, Inc.	885,105
16,263	@	Teck Cominco Ltd. - Class B	427,994
4,148		Thomson Corp.	133,960
19,087		Toronto Dominion Bank	1,118,200
			14,628,981
		China: 3.3%
1,159,315		Bank of China Ltd.	576,186
74,000		Bank of Communications Co. Ltd.	90,598
373,156		Beijing Capital International Airport Co., Ltd.	265,200
201,000		China Citic Bank	139,572
1,641,860		China Construction Bank	1,318,726
94,000		China COSCO Holdings Co., Ltd.	135,302
239,551		China Life Insurance Co., Ltd.	1,060,882
23,500		China Merchants Bank Co., Ltd.	55,096
1,727,198		China Petroleum & Chemical Corp.	1,539,789
75,000		China Shenhua Energy Co., Ltd.	304,843
330,000		China Telecom Corp., Ltd.	171,613
1,373,543		Industrial and Commercial Bank of China Ltd.	986,288
1,476,812		PetroChina Co., Ltd.	1,739,903
33,500		Ping An Insurance Group Co. of China Ltd.	295,791
			8,679,789
		Czech Republic: 1.5%
23,046		Komercni Banka A/S	3,973,294
			3,973,294
		Denmark: 0.6%
2,008		ALK-Abello A/S	154,072
23		AP Moller - Maersk A/S - Class B	143,221
238		Carlsberg A/S	16,495
12,377		Danske Bank A/S	256,810
14,525		Novo-Nordisk A/S	849,929
1,931	@	Vestas Wind Systems A/S	135,919
			1,556,446

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Finland: 0.4%
2,194		Fortum OYJ	$50,852
4,958		Kone OYJ	168,814
19,188		Nokia OYJ	258,010
18,341		Orion OYJ	321,677
3,916		Sampo OYJ	81,580
21,964		Stora Enso OYJ (Euro Denominated Security)	139,603
			1,020,536
		France: 9.1%
3,815		Accor SA	162,914
12,250		ADP	988,498
5,212		Air Liquide	544,476
4,154		Alstom	285,246
33,664		AXA SA	710,589
23,130		BNP Paribas	1,679,494
6,074		Bouygues SA	258,051
15,147		Carrefour SA	710,228
5,539		Casino Guichard Perrachon SA	380,573
9,069		Cie de Saint-Gobain	366,788
4,381		Compagnie Generale des Etablissements Michelin	316,257
27,313		Credit Agricole SA	389,015
4,906		Electricite de France	242,967
67,555		France Telecom SA	1,685,013
33,832		Gaz de France	1,292,595
33,122		Groupe Danone	1,773,173
7,542		Lafarge SA	544,837
4,728		LVMH Moet Hennessy Louis Vuitton SA	426,571
3,941		Pernod-Ricard SA	305,733
8,817		Peugeot SA	267,101
3,201		PPR	356,516
9,191		Publicis Groupe	326,006
13,737		Renault SA	583,754
35,064		Sanofi-Aventis	2,294,133
5,021		Schneider Electric SA	455,811
11,038		Societe Generale	707,647
64,240		Total SA	3,562,778
1,219		Vallourec	160,401
8,652		Veolia Environnement	297,410
26,283		Vinci SA	1,337,730
29,934		Vivendi	767,313
			24,179,618
		Germany: 6.6%
7,259		Adidas AG	306,523
9,833		Allianz AG	970,849
19,425		BASF AG	971,563
16,585		Bayer AG	1,016,408
6,632		Bayerische Motoren Werke AG	306,042
1,036		Beiersdorf AG	52,162
15,885		Commerzbank AG	124,434
18,916		DaimlerChrysler AG	876,576
16,342		Deutsche Bank AG	1,056,136
2,628		Deutsche Boerse AG	207,963
9,269		Deutsche Post AG	146,462
85,550		Deutsche Telekom AG	1,097,586
46,512		E.ON AG	1,757,387
65,399		Fraport AG Frankfurt Airport Services Worldwide	2,996,216
5,607		Fresenius AG	275,534
2,100		K+S AG	117,569
7,773		MAN AG	536,529
5,119		Muenchener Rueckversicherungs AG	774,727
10,362		RWE AG	874,177
19,584		SAP AG	922,347
23,391		Siemens AG	1,864,073
9,329		ThyssenKrupp AG	286,651
12,776	@	UkrTelecom GDR	26,222
			17,564,136
		Greece: 0.2%
20,089		Hellenic Telecommunications Organization SA	314,772
7,084		National Bank of Greece SA	206,360
			521,132
		Hong Kong: 3.4%
28,000		Cheung Kong Holdings Ltd.	360,883
177,461		China Merchants Holdings International Co., Ltd.	584,301
246,866		China Mobile Ltd.	2,590,482
102,000		China Overseas Land & Investment Ltd.	250,902
108,000		China Resources Land Ltd.	263,213
18,500		CLP Holdings Ltd.	125,734
361,000		CNOOC Ltd.	480,320
250,000		Denway Motors Ltd.	123,946
29,800		Esprit Holdings Ltd.	214,595
480,717		GOME Electrical Appliances Holdings Ltd.	138,528
75,000		Hang Lung Properties Ltd.	274,005
42,000		Henderson Land Development Co., Ltd.	276,733
23,100		Hong Kong Exchanges and Clearing Ltd.	433,750
171,823		Hutchison Whampoa Ltd.	1,284,340
54,000		Li & Fung Ltd.	159,106
39,000		MTR Corp.	141,260
66,000		New World Development Ltd.	157,103
29,000		Sun Hung Kai Properties Ltd.	440,299

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
25,500		Swire Pacific Ltd.	$286,076
63,000		Wharf Holdings Ltd.	295,601
32,500		Yue Yuen Industrial Holdings	88,300
			8,969,477
		Hungary: 0.7%
88,910	@, L	OTP Bank Nyrt	1,898,105
			1,898,105
		India: 0.4%
1,239		HDFC Bank Ltd. ADR	121,137
7,611		ICICI Bank Ltd. ADR	238,605
6,223		Infosys Technologies Ltd. ADR	267,776
29,831		ITC Ltd.	155,416
3,316	@	Reliance Industries Ltd.	135,260
10,574	L	Sterlite Industries India Ltd. ADR	140,106
			1,058,300
		Indonesia: 0.0%
155,957		Telekomunikasi Indonesia Tbk PT	139,442
			139,442
		Ireland: 0.3%
30,677		CRH PLC	744,557
			744,557
		Italy: 2.2%
18,376		Assicurazioni Generali S.p.A.	418,803
6,128		Autostrade S.p.A.	135,396
110,529		Enel S.p.A.	600,647
132,965		ENI S.p.A.	3,106,947
81,678		Intesa Sanpaolo S.p.A.	303,711
13,583		Mediaset S.p.A.	82,133
11,204		Mediobanca S.p.A.	157,186
3,246		Saipem S.p.A.	87,969
243,178		Telecom Italia S.p.A.	380,688
159,011		UniCredito Italiano S.p.A.	463,997
			5,737,477
		Japan: 9.2%
10,601		Aisin Seiki Co., Ltd.	271,649
8,800		Asahi Breweries Ltd.	139,736
16,000		Asahi Glass Co., Ltd.	138,340
28,500		Bank of Yokohama Ltd.	153,871
1,200		Benesse Corp.	51,864
16,700		Bridgestone Corp.	288,902
25,005		Canon, Inc.	926,828
39		Central Japan Railway Co.	234,576
18,800		Chiba Bank Ltd.	121,232
5,700		Daikin Industries Ltd.	205,719
19,200		Daiwa Securities Group, Inc.	112,704
14,388		Denso Corp.	422,174
1,650		Diamond Lease Co., Ltd.	50,245
6,900		East Japan Railway Co.	394,278
4,600		Eisai Co., Ltd.	163,210
1,600		FamilyMart Co., Ltd.	52,002
10,600		Fanuc Ltd.	866,112
19,000		Fujitsu Ltd.	124,257
11,000		Fukuoka Financial Group, Inc.	48,143
2,874		Hitachi Construction Machinery Co., Ltd.	50,632
48,528		Honda Motor Co., Ltd.	1,551,896
106,000		Itochu Corp.	788,818
3,886		Japan Steel Works Ltd.	50,608
5,900		JFE Holdings, Inc.	236,041
30,000		Kawasaki Heavy Industries Ltd.	76,812
38		KDDI Corp.	201,024
18,800		Kirin Brewery Co., Ltd.	280,104
26,305		Komatsu Ltd.	427,155
7,000		Konica Minolta Holdings, Inc.	75,900
24,319		Kubota Corp.	217,496
1,569		Kurita Water Industries Ltd.	51,687
3,000		Kyocera Corp.	240,714
1,200		Lawson, Inc.	49,726
2,900		Makita Corp.	71,441
42,784		Matsushita Electric Industrial Co., Ltd.	676,261
67,100		Mitsubishi Corp.	1,332,453
31,000		Mitsubishi Electric Corp.	225,891
19,000		Mitsubishi Estate Co., Ltd.	315,361
29,000		Mitsubishi Heavy Industries Ltd.	115,592
200,600		Mitsubishi UFJ Financial Group, Inc.	1,225,100
104,400		Mitsui & Co., Ltd.	1,300,828
14,500		Mitsui Fudosan Co., Ltd.	265,532
144,700		Mizuho Financial Group, Inc.	332,662
16,000		NGK Insulators Ltd.	360,231
9,500		Nidec Corp.	682,681
4,000		Nikon Corp.	79,916
901		Nintendo Co., Ltd.	242,075
32,000		Nippon Steel Corp.	127,384
6,200		Nippon Telegraph & Telephone Corp.	255,935
59,800		Nissan Motor Co., Ltd.	433,906
54,700		Nomura Holdings, Inc.	479,257
252		NTT DoCoMo, Inc.	363,933
970		ORIX Corp.	61,024
19,000		Ricoh Co., Ltd.	247,368
3,100		Seven & I Holdings Co., Ltd.	72,625

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
3,400		Shin-Etsu Chemical Co., Ltd.	$182,352
5,000		Shizuoka Bank Ltd.	49,055
700		SMC Corp.	78,733
12,133		Sony Corp.	338,184
2,600		Stanley Electric Co., Ltd.	53,570
44,000		Sumitomo Metal Industries Ltd.	108,963
19,200		Sumitomo Mitsui Financial Group, Inc.	817,293
11,000		Sumitomo Realty & Development Co., Ltd.	225,555
29,900		Sumitomo Trust & Banking Co., Ltd.	162,985
31,800		Suzuki Motor Corp.	799,704
4,500		Takeda Pharmaceutical Co., Ltd.	181,281
6,300		Tokio Marine Holdings, Inc.	181,604
4,900		Tokyo Electric Power Co., Inc.	125,441
64,400		Toyota Motor Corp.	2,703,084
1,620		Uni-Charm Corp.	131,014
			24,470,729
		Luxembourg: 0.5%
35,855		ArcelorMittal	1,292,179
			1,292,179
		Mexico: 0.5%
22,516		America Movil SA de CV - Series L ADR	968,413
260,013	@	Cemex SAB de C.V.	244,679
37,123		Grupo Televisa SA	134,198
			1,347,290
		Netherlands: 3.4%
31,814		Aegon NV	232,703
3,116		European Aeronautic Defence and Space Co. NV	59,451
38,524		Heineken NV	1,532,285
25,759		Koninklijke Philips Electronics NV	586,397
45,835		Reed Elsevier NV	479,309
99,216		Royal Dutch Shell PLC	2,598,636
19,748		Royal Dutch Shell PLC - Class A	518,693
79,680		Royal KPN NV	1,198,462
6,463		TNT NV	153,606
57,038		Unilever NV	1,554,507
			8,914,049
		Norway: 1.0%
26,389		DnB NOR ASA	230,123
22,490		Norsk Hydro ASA	132,195
16,807		Orkla ASA	133,735
96,005		Statoil ASA	2,052,668
10,362		Telenor ASA	95,681
			2,644,402
		Portugal: 0.1%
37,399		Energias de Portugal SA	148,196
			148,196
		Russia: 1.9%
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	116,528
25,250		Lukoil-Spon ADR	1,260,802
68,506	@	MMC Norilsk Nickel ADR	685,347
3,930		Mobile Telesystems Finance SA ADR	165,021
5,300		Novatek OAO GDR	227,929
83,100	@	OAO Gazprom ADR	1,716,011
99,150	@, L	OAO Rosneft Oil Co. GDR	605,390
45,231	@, I, #	OGK-1 OAO GDR	48,366
24,646	@, I, #	OGK-3 OJSC GDR	61,989
1,247,800	@, I	RAO Energy System of East OAO	6,471
155,594	@	RusHydro	5,399
24,745	@, #	Sistema-Hals GDR	10,640
384	@, I, #	TGK-2 GDR	830
10,695		Vimpel-Communications OAO ADR	144,489
6,549	@, I, #	Yenisei Territorial - Spon GDR	4,266
			5,059,478
		Singapore: 0.5%
18,000		City Developments Ltd.	126,582
14,000		DBS Group Holdings Ltd.	135,044
25,000		Keppel Corp., Ltd.	145,594
25,000		Oversea-Chinese Banking Corp.	135,741
215,000		Singapore Telecommunications Ltd.	522,514
11,000		United Overseas Bank Ltd.	135,025
33,000		Wilmar International Ltd.	137,051
			1,337,551
		South Africa: 0.7%
1,846		Anglo Platinum Ltd.	131,682
15,924		Impala Platinum Holdings Ltd.	385,371
31,727		MTN Group Ltd.	522,153
8,491		Naspers Ltd.	253,488
14,432		Sasol Ltd.	516,630
			1,809,324
		South Korea: 3.2%
3,693		Hyundai Heavy Industries	644,983
23,931		Hyundai Motor Co.	1,714,052
3,870	@	KB Financial Group, Inc.	167,316
3,880		KT Corp.	125,434
4,774		KT&G Corp.	277,100
903	@	NHN Corp.	130,987
3,843		Posco	1,560,661
4,021	L	Posco ADR	406,402
4,383		Samsung Electronics Co., Ltd.	2,580,739

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		South Korea (continued)
5,300	@	Shinhan Financial Group Ltd.	$178,298
4,589		SK Telecom Co., Ltd.	692,995
			8,478,967
		Spain: 3.6%
82,625		Banco Bilbao Vizcaya Argentaria SA	1,352,723
17,364		Banco Popular Espanol SA	156,318
276,554		Banco Santander Central Hispano SA	4,004,773
19,070	@	EDP Renovaveis SA	195,683
1,432		Grupo Ferrovial	49,184
46,799		Iberdrola Renovables	216,184
84,943		Iberdrola SA	728,279
11,273		Inditex SA	606,631
88,826		Telefonica SA	2,209,966
			9,519,741
		Sweden: 1.4%
19,073		Atlas Copco AB - Class A	227,331
18,699		Getinge AB	279,668
15,654		Hennes & Mauritz AB	932,907
55,911		Sandvik AB	532,846
40,680		SKF AB - B Shares	610,292
44,630		Svenska Cellulosa AB - B Shares	573,711
5,714		Swedish Match AB	108,928
40,210		TeliaSonera AB	257,980
20,363		Volvo AB	148,848
			3,672,511
		Switzerland: 7.3%
59,272	@	ABB Ltd.	1,083,393
2,909		Adecco SA	140,180
27,997		Credit Suisse Group	1,323,022
1,919		Flughafen Zuerich AG	525,601
239		Givaudan	159,968
6,110	@	Holcim Ltd.	370,904
100,674		Nestle SA	4,137,143
4,267		Nobel Biocare Holding AG	101,536
78,638		Novartis AG	3,592,930
18,024		Roche Holding AG - Genusschein	2,841,427
872		Swatch Group AG - BR	159,605
9,163		Swiss Reinsurance	349,974
928		Swisscom AG	304,871
2,203		Syngenta AG	506,972
65,874	@	UBS AG - Reg	964,366
172,925		Xstrata PLC	2,335,776
2,747		Zurich Financial Services AG	539,450
			19,437,118
		Taiwan: 0.6%
134,005		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,403,032
39,971	@, L	United Microelectron ADR	135,901
			1,538,933
		Ukraine: 0.4%
5,090,724	@	JSCB Ukrsotsbank	206,861
3,938,839	@	Raiffeisen Bank Aval	158,804
11,482	@	Ukrnafta Oil Co. ADR	210,686
10,545,713		UkrTelecom	446,736
			1,023,087
		United Kingdom: 12.4%
49,146		Anglo American PLC	1,584,976
19,509		AstraZeneca PLC	908,695
110,008		Barclays PLC	559,168
22,085		BG Group PLC	368,775
103,773		BHP Billiton PLC	2,717,991
376,438		BP PLC	3,121,687
26,441		British American Tobacco PLC	820,716
91,534		BT Group PLC	193,235
55,146		Cadbury PLC	542,439
50,859		Diageo PLC	792,828
172,023		GlaxoSmithKline PLC	3,295,889
366,567		HSBC Holdings PLC	3,709,237
101,200		HSBC Holdings PLC - Hong Kong	1,013,929
18,179		Imperial Tobacco Group PLC	518,782
48,083		J Sainsbury PLC	255,085
2,488		Johnson Matthey PLC	58,844
554,058		Lloyds TSB Group PLC	787,341
3,710		Lonmin PLC	85,888
27,407		Marks & Spencer Group PLC	158,565
122,449		Old Mutual PLC	196,411
54,922		Prudential PLC	411,299
79,436		Rio Tinto PLC	3,308,349
21,784	@	Rolls-Royce Group PLC	150,885
377,723		Royal Bank of Scotland Group PLC	280,687
35,571		Standard Chartered PLC	844,484
233,940		Tesco PLC	1,432,976
1,805,678		Vodafone Group PLC	3,712,474
43,202		WM Morrison Supermarkets PLC	194,035
118,583		WPP PLC	914,586
			32,940,256
		United States: 0.1%
5,765		Southern Copper Corp.	148,506
			148,506
		Total Common Stock
		(Cost $192,782,405)	235,014,364

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Australia: 0.2%
53,641		Westfield Group		$505,651
		Total Real Estate Investment Trusts
		(Cost $494,233)		505,651
EXCHANGE-TRADED FUNDS: 8.1%
		Brazil: 0.5%
22,577	L	iShares MSCI Brazil Index Fund		1,300,435
				1,300,435
		China: 0.9%
55,799	L	iShares FTSE/Xinhua China 25 Index Fund		2,335,746
				2,335,746
		Emerging Markets: 1.0%
75,863		iShares MSCI Emerging Markets Index Fund		2,709,826
				2,709,826
		India: 1.1%
497,700		iShares MSCI India		2,871,729
				2,871,729
		Japan: 2.7%
709,410		Nomura TOPIX Exchange Traded Fund		7,167,196
				7,167,196
		Taiwan: 1.9%
455,967		iShares MSCI Taiwan Index Fund		5,166,106
				5,166,106
		Total Exchange-Traded Funds
		(Cost $19,208,256)		21,551,038
PREFERRED STOCK: 1.5%
		Brazil: 1.4%
16,630		Banco Bradesco S.A.		261,071
37,940		Banco Itau Holding Financeira SA		677,765
7,473		Centrais Eletricas Brasileiras SA		103,338
5,889		Cia Brasileira de Distribuicao Grupo Pao de Acucar		137,428
3,680		Cia de Bebidas das Americas		258,779
7,178		CIA Energetica de Minas Gerais		102,875
24,784		Gerdau SA		290,381
81,109		Petroleo Brasileiro SA		1,366,778
13,609		Usinas Siderurgicas de Minas Gerais SA		323,129
6,040		Vivo Participacoes SA		137,359
				3,658,903
		Germany: 0.1%
1,183		Porsche AG		76,962
2,114		Volkswagen AG		165,486
				242,448
		Total Preferred Stock
		(Cost $3,565,632)		3,901,351
RIGHTS: 0.0%
		South Korea: 0.0%
300		KB Financial Group, Inc.		3,887
		Total Rights
		(Cost $-)		3,887
WARRANTS: 0.0%
		Italy: 0.0%
8,269	L	Unione di Banche Italiane SCPA		605
		Total Warrants
		(Cost $-)		605
		Total Long-Term Investments
		(Cost $216,050,526)		260,976,896
SHORT-TERM INVESTMENTS: 3.1%
		Affiliated Mutual Fund: 1.9%
5,157,056		ING Institutional Prime Money Market Fund - Class I		5,157,056
		Total Mutual Fund
		(Cost $5,157,056)		5,157,056

Principal Amount				Value
		Securities Lending Collateral(cc): 1.2%
$3,243,759		Bank of New York Mellon Corp. Institutional Cash Reserves		$3,209,018
		Total Securities Lending Collateral
		(Cost $3,243,759)		3,209,018
		Total Short-Term Investments
		(Cost $8,400,815)		8,366,074
		Total Investments in Securities
		(Cost $224,451,341)*	101.6%	$269,342,970
		Other Assets and Liabilities - Net	(1.6)	(4,332,865)
		Net Assets	100.0%	$265,010,105

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid Security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2009.
	*	Cost for federal income tax purposes is $232,354,050.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$44,394,856
		Gross Unrealized Depreciation		(7,405,936)
		Net Unrealized Appreciation		$36,988,920

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.1
Agriculture	0.8
Apparel	0.1
Auto Manufacturers	3.7
Auto Parts & Equipment	0.5
Banks	16.8
Beverages	1.5
Biotechnology	0.1
Building Materials	1.0
Chemicals	1.5
Coal	0.1
Commercial Services	0.1
Communications	0.0
Computers	0.5
Cosmetics/Personal Care	0.1
Distribution/Wholesale	1.4
Diversified Financial Services	0.8
Electric	2.4
Electrical Components & Equipment	0.3
Electronics	0.7
Energy - Alternate Sources	0.2
Engineering & Construction	3.0
Environmental Control	0.0
Food	4.6
Forest Products & Paper	0.3
Hand/Machine Tools	0.3
Healthcare - Products	0.2
Holding Companies - Diversified	1.1
Home Furnishings	0.4
Insurance	2.6
Internet	0.0
Iron/Steel	1.8
Lodging	0.1
Machinery - Construction & Mining	0.3
Machinery - Diversified	0.9
Media	1.0
Metal Fabricate/Hardware	0.3
Mining	8.5
Miscellaneous Manufacturing	0.8
Office/Business Equipment	0.4
Oil & Gas	12.4
Oil & Gas Services	0.1
Pharmaceuticals	5.5
Real Estate	1.1
Retail	1.2
Semiconductors	1.6
Shipbuilding	0.2
Shopping Centers	0.2
Software	0.3
Telecommunications	7.5
Toys/Games/Hobbies	0.1
Transportation	0.7
Water	0.1
Other Long-Term Investments	8.1
Short-Term Investments	3.1
Other Assets and Liabilities - Net	(1.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs+	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock
Australia	$—	$15,933,637	$—
Austria	—	1,626,712	—
Belgium	—	1,026,072	—
Brazil	1,974,336	—	—
Canada	14,628,981	—	—
China	—	8,679,789	—
Czech Republic	—	3,973,294	—
Denmark	—	1,556,446	—
Finland	—	1,020,536	—
France	—	24,179,618	—
Germany	26,222	17,537,914	—
Greece	—	521,132	—
Hong Kong	—	8,969,477	—
Hungary	—	1,898,105	—
India	767,624	290,676	—
Indonesia	—	139,442	—
Ireland	—	744,557	—
Italy	—	5,737,477	—
Japan	—	24,470,729	—
Luxembourg	—	1,292,179	—
Mexico	1,347,290	—	—
Netherlands	—	8,914,049	—
Norway	—	2,644,402	—
Portugal	—	148,196	—
Russia	326,621	4,616,329	116,528
Singapore	—	1,337,551	—
South Africa	—	1,809,324	—
South Korea	573,718	7,905,249	—
Spain	4,004,773	5,514,968	—
Sweden	—	3,672,511	—
Switzerland	—	19,437,118	—
Taiwan	1,538,933	—	—
Ukraine	365,665	657,422	—
United Kingdom	—	32,940,256	—
United States	148,506	—	—
Total Common Stock	25,702,669	209,195,167	116,528
Real Estate Investment Trusts	—	505,651	—
Exchange-Traded Funds	21,551,038	—	—
Preferred Stock	1,055,890	2,845,461	—
Rights	—	3,887	—
Warrants	—	605	—
Short-Term Investments	5,157,056	3,209,018	—
Total	$53,466,653	$215,759,789	$116,528

Other Financial Instruments**	—	(1,773,272)	—
Total	$—	$(1,773,272)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended July 31, 2009:

	Beginning Balance	Net	Accrued Discounts/	Total Realized	Appreciation/	Net Transfers In/	Ending Balance
	at 10/31/08	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 07/31/09
Common Stock	$58,849	$(647)	$—	$(13,058)	$71,384	$—	$116,528
Total	$58,849	$(647)	$—	$(13,058)	$71,384	$—	$116,528

For the period ended July 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $63,742.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009:

Derivatives Fair Value*
Foreign exchange contracts	$(1,773,272)
Total	$(1,773,272)

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Purchased options, swaps, and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2009 (Unaudited) (continued)

At July 31, 2009 the following forward foreign currency contracts were outstanding for the ING Foreign Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Canadian Dollar
CAD 8,138,672	BUY	9/16/09	7,245,775	7,556,462	$310,687
Czech Koruna
CZK 8,713,936	BUY	9/16/09	485,313	485,270	(43)
Czech Koruna
CZK 3,054,421	BUY	10/14/09	132,398	169,939	37,541
Czech Koruna
CZK 12,308,990	BUY	10/27/09	666,071	684,518	18,447
Czech Koruna
CZK 2,180,174	BUY	10/27/09	121,321	121,242	(79)
British Pound
GBP 2,353,635	BUY	9/16/09	3,847,157	3,931,225	84,068
British Pound
GBP 1,539,971	BUY	9/16/09	2,524,859	2,572,180	47,321
Hungarian Forint
HUF 63,236,316	BUY	9/16/09	320,022	335,381	15,359
Hungarian Forint
HUF 66,713,311	BUY	9/16/09	342,964	353,822	10,858
Hungarian Forint
HUF 146,457,090	BUY	9/16/09	773,755	776,752	2,997
Japanese Yen
JPY 470,211,238	BUY	8/10/09	4,924,400	4,969,676	45,276
Japanese Yen
JPY 220,822,914	BUY	9/16/09	2,377,060	2,334,737	(42,323)
Japanese Yen
JPY 170,195,627	BUY	9/16/09	1,830,336	1,799,460	(30,876)
Polish Zloty
PLN 6,649,028	BUY	10/20/09	2,487,302	2,273,624	(213,678)
Polish Zloty
PLN 12,744,984	BUY	11/19/09	4,714,975	4,350,785	(364,190)
					$(78,635)
Canadian Dollar
CAD 1,233,408	SELL	9/16/09	1,087,757	1,145,175	$(57,418)
Canadian Dollar
CAD 4,058,445	SELL	9/16/09	3,503,598	3,768,119	(264,521)
Canadian Dollar
CAD 1,461,836	SELL	9/16/09	1,257,190	1,357,261	(100,071)
Czech Koruna
CZK 9,200,131	SELL	9/16/09	480,663	512,346	(31,683)
Czech Koruna
CZK 3,054,420	SELL	10/14/09	165,821	169,939	(4,118)
Czech Koruna
CZK 28,781,239	SELL	10/27/09	1,435,975	1,600,560	(164,585)
Czech Koruna
CZK 22,736,958	SELL	10/27/09	1,153,867	1,264,430	(110,563)
Czech Koruna
CZK 5,668,374	SELL	10/27/09	288,467	315,225	(26,758)
Czech Koruna
CZK 12,774,408	SELL	10/27/09	666,827	710,400	(43,573)
EU Euro
EUR 5,481,243	SELL	9/16/09	7,683,113	7,812,935	(129,822)
British Pound
GBP 662,698	SELL	9/16/09	1,080,274	1,106,891	(26,617)
Hungarian Forint
HUF 567,479,938	SELL	9/16/09	2,798,915	3,009,693	(210,778)
Polish Zloty
PLN 6,649,028	SELL	10/20/09	2,120,564	2,273,624	(153,060)
Polish Zloty
PLN 3,070,417	SELL	11/19/09	973,885	1,048,156	(74,271)
Polish Zloty
PLN 9,674,567	SELL	11/19/09	3,086,183	3,302,630	(216,447)
Swedish Krona
SEK 10,105,235	SELL	9/8/09	1,320,307	1,400,659	(80,352)
					$(1,694,637)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 28.8%
		Agriculture: 0.7%
$900,000		Altria Group, Inc., 9.700%, due 11/10/18	$1,096,166
498,000		Philip Morris International, Inc., 6.875%, due 03/17/14	567,117
			1,663,283
		Banks: 4.0%
200,000		Bank of America Corp., 5.420%, due 03/15/17	180,304
1,177,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	1,100,681
636,000		BB&T Corp., 3.850%, due 07/27/12	641,232
140,000		Capital One Financial Corp., 7.375%, due 05/23/14	151,929
1,200,000		Citigroup, Inc., 5.000%, due 09/15/14	1,075,158
773,000		Citigroup, Inc., 5.250%, due 02/27/12	766,724
213,000		Citigroup, Inc., 6.125%, due 05/15/18	195,346
696,000		Fifth Third Bancorp., 8.250%, due 03/01/38	574,689
518,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	554,240
577,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	625,877
664,000		JPMorgan Chase & Co., 4.650%, due 06/01/14	692,376
250,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	250,113
1,050,000		Morgan Stanley, 6.750%, due 04/15/11	1,111,071
3,000		National City Corp., 6.875%, due 05/15/19	2,948
658,000		Wachovia Bank NA, 6.000%, due 11/15/17	673,881
851,000		Wachovia Bank NA, 6.600%, due 01/15/38	862,568
			9,459,137
		Beverages: 1.4%
540,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	565,149
565,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	661,058
1,330,000		Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	1,472,253
469,000		PepsiCo, Inc., 7.900%, due 11/01/18	591,243
			3,289,703
		Chemicals: 0.4%
473,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	520,715
397,000		Dow Chemical Co., 7.600%, due 05/15/14	431,822
			952,537
		Computers: 0.7%
399,000		Hewlett-Packard Co., 2.250%, due 05/27/11	405,034
150,000		Hewlett-Packard Co., 4.750%, due 06/02/14	160,416
576,000		Hewlett-Packard Co., 5.500%, due 03/01/18	624,028
256,000		International Business Machines Corp., 8.000%, due 10/15/38	352,492
			1,541,970
		Diversified Financial Services: 1.9%
505,000		American Express Credit Corp., 7.300%, due 08/20/13	539,535
684,000	@@	BP Capital Markets PLC, 3.625%, due 05/08/14	701,590
252,000		Capital One Bank USA NA, 6.500%, due 06/13/13	254,555
631,000		Capital One Bank USA NA, 8.800%, due 07/15/19	685,597
331,000		FIA Card Services NA, 6.625%, due 06/15/12	336,508
440,000		General Electric Capital Corp., 6.875%, due 01/10/39	433,418
619,000		International Lease Finance Corp., 6.625%, due 11/15/13	428,883
150,000		John Deere Capital Corp., 5.350%, due 04/03/18	154,010
497,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	512,306
369,000		National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	478,303
			4,524,705
		Electric: 3.1%
64,000		Commonwealth Edison Co., 4.700%, due 04/15/15	66,311
923,000		Commonwealth Edison Co., 6.150%, due 03/15/12	991,298
519,000		Constellation Energy Group, 7.600%, due 04/01/32	502,989
428,000		Duke Energy Corp., 6.300%, due 02/01/14	471,145
438,000		Entergy Texas, Inc., 7.125%, due 02/01/19	470,795
430,000		Indiana Michigan Power, 7.000%, due 03/15/19	478,434
464,000		Metropolitan Edison, 7.700%, due 01/15/19	528,264
711,000		Nevada Power Co., 7.125%, due 03/15/19	797,657
677,000		Oncor Electric Delivery Co., 5.950%, due 09/01/13	729,191
527,000		Progress Energy, Inc., 6.050%, due 03/15/14	568,970
179,000		Progress Energy, Inc., 7.050%, due 03/15/19	205,599
476,000		Southwestern Electric Power, 5.550%, due 01/15/17	470,961
874,000		Tampa Electric Co., 6.100%, due 05/15/18	920,857
			7,202,471
		Food: 1.1%
466,000		Kraft Foods, Inc., 6.125%, due 02/01/18	509,482
500,000		Kraft Foods, Inc., 6.500%, due 08/11/17	556,535
1,130,000		Safeway Inc., 5.000%, due 08/15/19	1,120,678
395,000		Unilever Capital Corp., 3.650%, due 02/15/14	404,547
			2,591,242
		Gas: 0.3%
554,000		Sempra Energy, 6.500%, due 06/01/16	609,007
			609,007

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Household Products/Wares: 0.4%
$785,000		Kimberly-Clark Corp., 7.500%, due 11/01/18	$963,007
			963,007
		Insurance: 1.3%
1,201,000		Ace INA Holdings, Inc., 5.900%, due 06/15/19	1,272,012
709,000		Metlife, Inc., 7.717%, due 02/15/19	803,237
164,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	165,767
219,000		Principal Financial Group, Inc., 7.875%, due 05/15/14	231,695
506,000		Prudential Financial, Inc., 7.375%, due 06/15/19	537,133
			3,009,844
		Media: 2.5%
675,000		Comcast Corp., 5.700%, due 05/15/18	719,240
76,000		Comcast Corp., 5.900%, due 03/15/16	81,457
250,000		Comcast Corp., 6.300%, due 11/15/17	275,778
751,000	#	COX Communications, Inc., 6.250%, due 06/01/18	796,616
397,000		News America, Inc., 6.150%, due 03/01/37	389,276
389,000	#	News America, Inc., 6.900%, due 03/01/19	441,254
159,000		Time Warner Cable, Inc., 6.200%, due 07/01/13	172,819
350,000		Time Warner Cable, Inc., 6.750%, due 07/01/18	389,682
937,000		Time Warner Cable, Inc., 6.750%, due 06/15/39	1,017,009
303,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	376,628
353,000		Time Warner, Inc., 5.500%, due 11/15/11	374,244
446,000		Time Warner, Inc., 7.700%, due 05/01/32	495,216
373,000		Viacom, Inc., 6.875%, due 04/30/36	393,370
			5,922,589
		Miscellaneous Manufacturing: 0.7%
900,000		General Electric Co., 5.250%, due 12/06/17	913,736
673,000	@@	Tyco International Finance, 8.500%, due 01/15/19	781,006
			1,694,742
		Oil & Gas: 1.6%
116,000		Anadarko Petroleum Corp., 5.750%, due 06/15/14	122,079
203,000		Anadarko Petroleum Corp., 6.950%, due 06/15/19	223,125
265,000		ConocoPhillips, 5.750%, due 02/01/19	290,889
506,000		Hess Corp., 7.000%, due 02/15/14	559,795
1,000,000	@@, #	KazMunaiGaz Finance Sub BV, 11.750%, due 01/23/15	1,045,000
424,000		Marathon Oil Corp., 6.500%, due 02/15/14	467,958
115,000		Marathon Oil Corp., 7.500%, due 02/15/19	133,034
300,000	@@	Petrobras International Finance Co., 7.875%, due 03/15/19	334,590
250,000	@@, #, S	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 4.500%, due 09/30/12	254,773
250,000	@@, #	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.500%, due 09/30/14	256,746
			3,687,989
		Oil & Gas Services: 0.1%
140,000	@@	Weatherford International, Ltd., 9.625%, due 03/01/19	173,929
			173,929
		Pharmaceuticals: 1.0%
207,000		Express Scripts, Inc., 6.250%, due 06/15/14	226,086
52,000		Express Scripts, Inc., 7.250%, due 06/15/19	60,029
428,000	@@	Novartis Securities Investment Ltd., 5.125%, due 02/10/19	451,703
604,000		Pfizer, Inc., 6.200%, due 03/15/19	684,635
790,000		Pfizer, Inc., 7.200%, due 03/15/39	995,447
			2,417,900
		Pipelines: 0.7%
411,000		Enbridge Energy Partners, 9.875%, due 03/01/19	505,826
246,000		Energy Transfer Partners, 9.700%, due 03/15/19	308,937
90,000	@@	Trans-Canada Pipelines, 7.125%, due 01/15/19	107,049
99,000	@@	Trans-Canada Pipelines, 7.625%, due 01/15/39	126,158
479,000		Transcontinental Gas Pipe Line Co. LLC, 6.050%, due 06/15/18	504,938
			1,552,908
		Real Estate: 0.3%
726,000		Simon Property Group, Inc., 6.750%, due 05/15/14	751,740
			751,740
		Retail: 1.4%
490,000		CVS Caremark Corp., 5.750%, due 06/01/17	522,408
278,000		CVS Caremark Corp., 6.600%, due 03/15/19	311,034
1,831,000		Home Depot, Inc., 5.875%, due 12/16/36	1,697,440
839,000		Wal-Mart Stores, Inc., 3.200%, due 05/15/14	846,576
			3,377,458
		Software: 0.1%
79,000		Oracle Corp., 5.000%, due 07/08/19	83,394
159,000		Oracle Corp., 5.250%, due 01/15/16	170,717
86,000		Oracle Corp., 5.750%, due 04/15/18	94,796
			348,907
		Telecommunications: 4.8%
304,000		Alltel Corp., 7.000%, due 03/15/16	342,839
737,000		AT&T, Inc., 6.550%, due 02/15/39	821,084
681,000		AT&T, Inc., 6.700%, due 11/15/13	770,187
470,000	@@	British Telecommunications PLC, 5.950%, due 01/15/18	478,526
489,000		Cisco Systems, Inc., 5.900%, due 02/15/39	521,489
438,000	@@	Deutsche Telekom International Finance BV, 5.875%, due 08/20/13	472,870
120,000		Embarq Corp., 6.738%, due 06/01/13	126,168
905,000		Embarq Corp., 7.995%, due 06/01/36	857,462
904,000	@@	France Telecom SA, 4.375%, due 07/08/14	944,307
1,048,000	@@	France Telecom SA, 5.375%, due 07/08/19	1,118,469

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$387,000	@@	France Telecom SA, 8.500%, due 03/01/31	$526,923
295,000	@@	Nokia OYJ, 5.375%, due 05/15/19	308,673
409,000	@@	Telecom Italia Capital SA, 6.175%, due 06/18/14	439,854
249,000	@@	Telefonica Emisones SAU, 5.877%, due 07/15/19	273,598
770,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	865,003
353,000	@@	TELUS Corp., 8.000%, due 06/01/11	381,731
376,000		Verizon Communications, Inc., 8.950%, due 03/01/39	519,072
419,000	#	Verizon Wireless Capital LLC, 3.750%, due 05/20/11	431,803
1,000,000	#	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	1,088,631
			11,288,689
		Transportation: 0.3%
291,000		Union Pacific Corp., 5.125%, due 02/15/14	303,347
350,000		Union Pacific Corp., 5.700%, due 08/15/18	366,454
			669,801
		Total Corporate Bonds/Notes
		(Cost $60,882,934)	67,693,558
U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.2%
		Federal Home Loan Mortgage Corporation##: 1.1%
1,275,000	W	5.000%, due 09/15/33	1,299,105
931,000	W	5.500%, due 08/14/36	964,312
343,000	W	6.000%, due 09/15/34	358,274
			2,621,691
		Federal National Mortgage Association##: 2.3%
114,000	W	4.000%, due 06/25/39	111,773
667,000	W	5.000%, due 09/15/18	690,658
357,025	S	5.000%, due 07/01/37	366,888
1,678,000	W	5.500%, due 09/15/20-08/01/37	1,744,016
348,987	S	5.500%, due 06/01/37	362,079
1,457,000	W	6.000%, due 09/01/39	1,522,338
475,000	W	6.500%, due 09/15/33-09/15/34	505,879
			5,303,631
		Government National Mortgage Association: 0.8%
226,000	W	4.500%, due 08/01/39	227,695
515,000		4.500%, due 08/20/39	517,740
393,000	W	5.000%, due 09/01/38	402,027
391,265		5.500%, due 03/20/39	407,748
381,826	S	6.000%, due 10/15/38	401,482
			1,956,692
		Total U.S. Government Agency Obligations
		(Cost $9,824,917)	9,882,014
U.S. TREASURY OBLIGATIONS: 14.1%
		U.S. Treasury Notes: 14.1%
6,800,000	S	1.000%, due 07/31/11	6,785,128
2,100,000	S	1.125%, due 06/30/11	2,102,463
3,389,000	S	1.500%, due 07/15/12	3,380,538
5,187,000	S	2.625%, due 06/30/14-07/31/14	5,212,389
10,424,000	S	3.125%, due 05/15/19	10,104,744
372,000	S	3.250%, due 06/30/16	374,906
5,860,000	S	3.500%, due 02/15/39	5,066,163
		Total U.S. Treasury Obligations
		(Cost $32,784,912)	33,026,331
ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.7%
348,000	#, S	Bank of America Auto Trust, 2.670%, due 07/15/13	349,655
275,000	S	Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	276,105
267,000	S	Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	274,806
206,000	S	Honda Auto Receivables Owner Trust, 2.310%, due 05/15/13	205,578
99,000	S	Nissan Auto Receivables Owner Trust, 4.460%, due 04/16/12	101,784
353,000	S	USAA Auto Owner Trust, 5.070%, due 06/15/13	367,899
		Total Asset-Backed Securities
		(Cost $1,579,017)	1,575,827
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.0%
1,917,413	S	Banc of America Funding Corp., 5.750%, due 10/25/35	1,628,124
970,000	S	Citigroup Commercial Mortgage Trust, 5.699%, due 12/10/49	830,032
2,508,095	#, S	Citigroup Mortgage Loan Trust, Inc., 5.466%, due 11/19/35	2,288,637
1,040,000	S	Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	886,800
2,150,530		Countrywide Home Loan Mortgage Pass-through Trust, 4.950%, due 09/25/33	1,690,295
1,977,272	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.000%, due 04/25/35	1,649,237
2,028,764	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 10/25/35	1,601,682
1,220,425	S	GMAC Mortgage Corp. Loan Trust, 5.006%, due 06/25/34	1,052,885
970,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	826,585
1,210,142	S	JP Morgan Mortgage Trust, 4.976%, due 08/25/35	950,945
1,873,808	S	JP Morgan Mortgage Trust, 5.294%, due 07/25/35	1,701,704
500,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.179%, due 12/15/44	487,908

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited) (continued)

Principal Amount					Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$700,000		S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47		$570,384
500,000		S	LB-UBS Commercial Mortgage Trust, 5.156%, due 02/15/31		453,308
500,000		S	LB-UBS Commercial Mortgage Trust, 6.149%, due 04/15/41		466,244
1,987,995			Lehman Mortgage Trust, 5.000%, due 12/25/35		1,468,223
1,045,169		S	Lehman Mortgage Trust, 6.436%, due 04/25/36		909,747
760,000		S	Morgan Stanley Capital I, 5.178%, due 09/15/42		769,628
930,000		S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48		754,968
1,318,682		S	Wachovia Mortgage Loan Trust LLC, 5.155%, due 10/20/35		1,082,468
2,207,887		S	WaMu Mortgage Pass-Through Certificates, 5.232%, due 01/25/36		1,848,955
2,179,634		S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 11/25/35		1,891,228
			Total Collateralized Mortgage Obligations
			(Cost $26,090,782)		25,809,987
OTHER BONDS: 38.4%
			Foreign Government Bonds: 38.4%
BRL	57,000,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12		30,132,961
EUR	4,000,000		Bundesobligation, 4.000%, due 10/11/13		6,093,448
EUR	3,600,000		Bundesrepublik Deutschland, 3.750%, due 01/04/19		5,342,306
EUR	3,340,000		Bundesrepublik Deutschland, 4.250%, due 01/04/14		5,137,548
EUR	1,815,000		Bundesrepublik Deutschland, 4.250%, due 07/04/17		2,795,704
EUR	4,800,000		Bundesrepublik Deutschland, 4.250%, due 07/04/39		7,146,610
CAD	2,200,000		Canadian Government International Bond, 4.250%, due 06/01/18		2,182,375
EUR	930,000		France Government International Bond, 3.250%, due 04/25/16		1,346,893
EUR	915,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 08/01/16		1,335,590
EUR	3,000,000		Italy Buoni Poliennali Del Tesoro, 5.500%, due 11/01/10		4,510,600
JPY	500,000,000		Japan Government Ten Year Bond, 1.400%, due 12/20/11		5,416,328
JPY	370,000,000		Japan Government Thirty Year Bond, 2.400%, due 09/20/38		3,978,001
JPY	800,000,000		Japan Government Two Year Bond, 0.400%, due 03/15/11		8,474,800
GBP	1,460,000		United Kingdom Gilt, 4.750%, due 12/07/38		2,533,687
GBP	1,950,000		United Kingdom Gilt Bond, 5.000%, due 03/07/18		3,613,028
UYU	6,067,000		Uruguay Government International Bond, 4.250%, due 04/05/27		218,256
			Total Other Bonds
			(Cost $81,199,966)		90,258,135
			Total Long-Term Investments
			(Cost $212,362,528)		228,245,852
SHORT-TERM INVESTMENTS: 1.2%
			Commercial Paper: 0.8%
$2,000,000		S	Louis Dreyfus Corp., 0.290%, due 09/28/09		$1,998,898
			Total Commercial Paper
			(Cost $1,998,898)		1,998,898

Shares					Value
			Affiliated Mutual Fund: 0.4%
963,000		S	ING Institutional Prime Money Market Fund - Class I		963,000
			Total Mutual Fund
			(Cost $963,000)		963,000
			Total Short-Term Investments
			(Cost $2,961,898)		2,961,898

			Total Investments in Securities
			(Cost $215,324,426)*	98.4%	$231,207,750
			Other Assets and Liabilities - Net	1.6	3,674,859
			Net Assets	100.0%	$234,882,609

		@@	Foreign Issuer
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		W	Settlement is on a when-issued or delayed-delivery basis.
		S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

		BRL	Brazilian Real
		CAD	Canadian Dollar
		EUR	EU Euro
		GBP	British Pound
		JPY	Japanese Yen
		UYU	Uruguayan Peso Uruguayo
		*	Cost for federal income tax purposes is $215,490,897.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$16,807,571
			Gross Unrealized Depreciation		(1,090,718)
			Net Unrealized Appreciation		$15,716,853

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Corporate Bonds/Notes	$—	$67,693,558	$—
U.S. Government Agency Obligations	—	9,882,014	—
U.S. Treasury Obligations	5,066,163	27,960,168	—
Asset-Backed Securities	—	1,575,827	—
Collateralized Mortgage Obligations	—	23,521,350	2,288,637
Foreign Government Bonds	—	59,906,918	30,351,217
Short-Term Investments	963,000	1,998,898	—
Total	$6,029,163	$192,538,733	$32,639,854

Other Financial Instruments**	302,511	1,950,241	—
Total	$302,511	$1,950,241	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended July 31, 2009:

	Beginning Balance	Net	Accrued Discounts/	Total Realized	Appreciation/	Net Transfers In/	Ending Balance
	at 10/31/08	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 07/31/09
Collateralized Mortgage Obligations	—	—	—	—	—	2,288,637	2,288,637
Foreign Government Bonds	16,431,794	10,687,606	(5,514)	(3,330,163)	6,567,494	—	30,351,217
Total	$16,431,794	$10,687,606	$(5,514)	$(3,330,163)	$6,567,494	$2,288,637	$32,639,854

For the period ended July 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $4,309,176.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009:

Derivatives Fair Value*
Credit contracts	$(219,259)
Foreign exchange contracts	1,142,778
Interest rate contracts	1,329,233
Total	$2,252,752

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Purchased options, swaps, and written options are reported at their market value at period end.

At July 31, 2009, the Fund received $1,090,000 is cash collateral from various counterparties for open derivative instruments which is held in a segregated third-party account.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited) (continued)

At July 31, 2009 the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 11,421,600	BUY	8/14/09	8,870,174	9,541,645	$671,471
Australian Dollar
AUD 10,089,750	BUY	8/14/09	7,947,000	8,429,013	482,013
Australian Dollar
AUD 1,809,351	BUY	8/14/09	1,476,000	1,511,539	35,539
Australian Dollar
AUD 2,759,003	BUY	8/14/09	2,250,000	2,304,881	54,881
Australian Dollar
AUD 2,163,623	BUY	8/14/09	1,790,000	1,807,498	17,498
Canadian Dollar
CAD 6,038,400	BUY	8/14/09	5,183,372	5,605,627	422,255
Canadian Dollar
CAD 2,643,711	BUY	8/14/09	2,276,000	2,454,235	178,235
Swiss Franc
CHF 12,645,900	BUY	8/28/09	11,760,619	11,836,526	75,907
Chilean Peso
CLP 2,399,999,997	BUY	8/28/09	4,440,333	4,441,567	1,234
Danish Krone
DKK 4,186,300	BUY	8/28/09	795,987	800,730	4,743
EU Euro
EUR 14,735,700	BUY	8/14/09	20,440,877	21,003,392	562,515
EU Euro
EUR 5,140,579	BUY	8/14/09	7,169,000	7,327,076	158,076
EU Euro
EUR 701,693	BUY	8/14/09	997,000	1,000,152	3,152
EU Euro
EUR 984,072	BUY	8/14/09	1,386,000	1,402,637	16,637
British Pound
GBP 2,764,842	BUY	8/28/09	4,562,000	4,618,250	56,250
Indonesian Rupiah
IDR 56,796,620,032	BUY	8/28/09	5,696,752	5,689,147	(7,605)
Indian Rupee
INR 265,450,700	BUY	8/28/09	5,507,847	5,523,627	15,780
Japanese Yen
JPY 2,795,416,000	BUY	8/14/09	30,030,692	29,545,943	(484,749)
Japanese Yen
JPY 58,836,583	BUY	8/14/09	621,000	621,869	869
South Korean Won
KRW 2,089,999,992	BUY	8/28/09	1,682,770	1,701,289	18,519
New Zealand Dollar
NZD 19,674,655	BUY	8/14/09	12,420,000	13,015,736	595,736
New Zealand Dollar
NZD 3,966,500	BUY	8/14/09	2,472,022	2,624,032	152,010
New Zealand Dollar
NZD 3,171,900	BUY	8/14/09	1,979,986	2,098,365	118,379
New Zealand Dollar
NZD 3,705,323	BUY	8/14/09	2,331,000	2,451,250	120,250
New Zealand Dollar
NZD 2,914,806	BUY	8/14/09	1,841,000	1,928,285	87,285
New Zealand Dollar
NZD 2,189,005	BUY	8/14/09	1,389,000	1,448,132	59,132
New Zealand Dollar
NZD 4,412,599	BUY	8/14/09	2,887,000	2,919,147	32,147
New Zealand Dollar
NZD 4,427,520	BUY	8/14/09	2,887,000	2,929,019	42,019
Swedish Krona
SEK 58,393,100	BUY	8/28/09	7,805,479	8,093,269	287,790
Taiwan New Dollar
TWD 25,000,000	BUY	8/28/09	762,195	763,693	1,498
					$3,779,466
Australian Dollar
AUD 2,133,498	SELL	8/14/09	1,656,000	1,782,332	$(126,332)
Australian Dollar
AUD 10,158,190	SELL	8/14/09	7,937,000	8,486,188	(549,188)
Australian Dollar
AUD 2,292,123	SELL	8/14/09	1,778,000	1,914,848	(136,848)
Australian Dollar
AUD 643,471	SELL	8/14/09	502,000	537,558	(35,558)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 2,494,406	SELL	8/14/09	2,001,000	2,083,836	$(82,836)
Australian Dollar
AUD 900,191	SELL	8/14/09	731,000	752,023	(21,023)
Australian Dollar
AUD 3,422,502	SELL	8/14/09	2,828,000	2,859,171	(31,171)
Australian Dollar
AUD 1,064,569	SELL	8/14/09	866,000	889,344	(23,344)
Brazilian Real
BRL 34,380,000	SELL	8/28/09	17,855,103	18,321,093	(465,990)
Canadian Dollar
CAD 2,537,224	SELL	8/14/09	2,279,000	2,355,381	(76,381)
Canadian Dollar
CAD 2,741,496	SELL	8/14/09	2,455,000	2,545,013	(90,013)
Canadian Dollar
CAD 2,740,396	SELL	8/14/09	2,455,000	2,543,992	(88,992)
Canadian Dollar
CAD 2,593,525	SELL	8/14/09	2,343,000	2,407,647	(64,647)
Swiss Franc
CHF 2,701,814	SELL	8/28/09	2,483,000	2,528,891	(45,891)
Swiss Franc
CHF 3,136,881	SELL	8/28/09	2,887,000	2,936,112	(49,112)
EU Euro
EUR 1,317,905	SELL	8/14/09	1,848,000	1,878,464	(30,464)
British Pound
GBP 516,112	SELL	8/28/09	848,000	862,087	(14,087)
British Pound
GBP 8,097,600	SELL	8/28/09	13,307,231	13,525,817	(218,586)
Japanese Yen
JPY 600,534,473	SELL	8/14/09	6,502,000	6,347,305	154,695
Japanese Yen
JPY 54,038,043	SELL	8/14/09	568,000	571,151	(3,151)
Mexican Peso
MXN 19,912,200	SELL	8/14/09	1,474,488	1,504,621	(30,133)
Norwegian Krone
NOK 15,163,000	SELL	8/28/09	2,445,575	2,471,954	(26,379)
New Zealand Dollar
NZD 10,477,035	SELL	8/14/09	6,557,000	6,931,066	(374,066)
New Zealand Dollar
NZD 4,314,867	SELL	8/14/09	2,813,000	2,854,493	(41,493)
New Zealand Dollar
NZD 13,343,994	SELL	8/14/09	8,662,000	8,827,698	(165,698)
					$(2,636,688)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited) (continued)

ING Global Bond Fund Open Futures Contracts on July 31, 2009

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	58	09/15/09	$23,239
Canada 10-Year Bond	12	09/21/09	(14,967)
Euro-Bobl 5-Year	54	09/08/09	91,435
Euro-Bund	91	09/08/09	361,653
Euro-Schatz	45	09/08/09	17,054
Japan 10-Year Bond (TSE)	12	09/10/09	274,977
Long Gilt	19	09/28/09	(12,832)
U.S. Treasury 2-Year Note	25	09/30/09	12,047
U.S. Treasury 5-Year Note	15	09/30/09	19,650
			$772,256
Short Contracts
Australia 3-Year Bond	103	09/15/09	$30,497
U.S. Treasury 10-Year Note	152	09/21/09	(182,864)
U.S. Treasury Long Bond	157	09/21/09	(317,377)
			$(469,745)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited) (continued)

ING Global Bond Fund Credit Default Swap Agreements Outstanding on July 31, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

								Upfront	Unrealized
		Buy	(Pay)/Receive	Termination	Notional		Market	Premium	Appreciation/
Counterparty	Reference entity/obligation	Protection (1)	Fixed Rate (%)	Date	Amount (2)		Value (3)	Paid/(Received)	(Depreciation)
The Royal Bank of Scotland PLC	Japan Government 2.000%, 03/21/22	Buy	(0.930)	06/20/14	USD	9,000,000	$(219,259)	$—	$(219,259)
							$(219,259)	$—	$(219,259)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited) (continued)

(1) If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3) The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2009 (Unaudited) (continued)

ING Global Bond Fund Interest Rate Swap Agreements Outstanding on April 30, 2009:

		Notional
	Termination	Principal		Unrealized
	Date	Amount		Appreciation
Receive a fixed rate equal to 9.250% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	11/17/11	MXN	103,300,000	$529,929
Receive a fixed rate equal to 7.800% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	03/06/12	MXN	120,000,000	$331,529
Receive a fixed rate equal to 6.650% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	04/09/12	MXN	120,000,000	$66,917
Receive a fixed rate equal to 4.710% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	06/30/11	NZD	71,300,000	$98,347
				$1,026,722

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.2%
		Australia: 5.2%
95,308		Australia & New Zealand Banking Group Ltd.	$1,472,204
310,442		Foster’s Group Ltd.	1,394,896
337,437		Insurance Australia Group	1,032,239
352,775		Macquarie Airports Management Ltd.	732,069
187,767		Suncorp-Metway Ltd.	1,113,378
61,297		Wesfarmers Ltd.	1,320,385
			7,065,171
		Brazil: 1.6%
43,420		Tele Norte Leste Participacoes SA ADR	668,234
88,802		Vale SA ADR	1,527,394
			2,195,628
		Canada: 3.3%
212,686		Bombardier, Inc. - Class B	754,199
30,496		Enerplus Resources Fund	664,813
24,687		Toronto Dominion Bank	1,446,272
58,208	@	TransCanada Corp.	1,655,598
			4,520,882
		Finland: 0.9%
85,434		Nokia OYJ	1,148,781
			1,148,781
		France: 5.5%
15,812		Accor SA	675,227
20,447		Sanofi-Aventis	1,337,786
35,792		Total SA	1,985,040
28,386		Vinci SA	1,444,767
78,520		Vivendi	2,012,745
			7,455,565
		Germany: 5.1%
12,880		Deutsche Boerse AG	1,019,239
37,395		E.ON AG	1,412,915
10,814		MAN AG	746,433
6,885		Muenchener Rueckversicherungs AG	1,041,999
16,810		Siemens AG	1,339,621
45,916		ThyssenKrupp AG	1,410,857
			6,971,064
		Hong Kong: 1.0%
25,507		China Mobile Ltd. ADR	1,338,352
			1,338,352
		Italy: 4.2%
49,691		Banche Popolari Unite Scpa	694,069
81,464		ENI S.p.A.	1,903,541
65,292		Italcementi S.p.A. RSP	455,184
227,527		Mediaset S.p.A.	1,375,805
284,363		Snam Rete Gas S.p.A.	1,245,775
			5,674,374
		Japan: 5.7%
104,000		Mitsui OSK Lines Ltd.	630,905
6,500		Nintendo Co., Ltd.	1,746,381
810		NTT DoCoMo, Inc.	1,169,783
57,000		Shiseido Co., Ltd.	929,705
15,600		Sumitomo Mitsui Financial Group, Inc.	664,051
120,000		Sumitomo Trust & Banking Co., Ltd.	654,120
30,800		Takeda Pharmaceutical Co., Ltd.	1,240,770
19,000	@	Trend Micro, Inc.	653,625
			7,689,340
		Netherlands: 2.0%
51,653		Royal Dutch Shell PLC	1,352,880
50,362		Unilever NV	1,372,560
			2,725,440
		New Zealand: 0.5%
344,526		Telecom Corp. of New Zealand Ltd.	637,493
			637,493
		Poland: 0.9%
243,011		Telekomunikacja Polska SA	1,244,331
			1,244,331
		Singapore: 0.8%
116,500		DBS Group Holdings Ltd.	1,123,758
			1,123,758
		South Korea: 1.0%
42,992	L	KT Corp. ADR	690,452
13,875		S-Oil Corp.	660,748
			1,351,200
		Spain: 3.1%
88,933		Banco Bilbao Vizcaya Argentaria SA	1,455,996
94,686		Banco Santander Central Hispano SA	1,371,146
55,760		Telefonica SA	1,387,293
			4,214,435
		Switzerland: 2.0%
10,569		Alcon, Inc.	1,348,604
30,332		Novartis AG	1,385,854
			2,734,458

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Taiwan: 1.0%
133,189		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$1,394,489
			1,394,489
		Thailand: 0.6%
137,600		Siam Cement PCL	745,543
			745,543
		United Kingdom: 7.0%
27,838		AstraZeneca PLC	1,296,645
239,959		BP PLC	1,989,908
69,620		GlaxoSmithKline PLC	1,333,890
152,916		HSBC Holdings PLC	1,547,334
33,967		Johnson Matthey PLC	801,965
66,737		Scottish & Southern Energy PLC	1,235,314
653,001		Vodafone Group PLC	1,342,570
			9,547,626
		United States: 42.8%
26,891		Abbott Laboratories	1,209,826
39,129		AGL Resources, Inc.	1,315,517
10,042		Air Products & Chemicals, Inc.	749,133
37,286		Altria Group, Inc.	653,624
42,676		American Electric Power Co., Inc.	1,321,249
44,391		Arthur J. Gallagher & Co.	1,016,554
75,169		AT&T, Inc.	1,971,683
18,089		Automatic Data Processing, Inc.	673,815
26,255		Bank of Hawaii Corp.	1,007,404
62,066		Bristol-Myers Squibb Co.	1,349,315
20,714		Campbell Soup Co.	642,755
29,169		Chevron Corp.	2,026,370
37,600		Coca-Cola Co.	1,873,984
32,988		Consolidated Edison, Inc.	1,298,408
67,603		Dow Chemical Co.	1,431,156
42,571		Duke Energy Corp.	658,999
44,485		EI Du Pont de Nemours & Co.	1,375,921
39,806		Emerson Electric Co.	1,448,142
25,291		Exelon Corp.	1,286,300
18,318		ExxonMobil Corp.	1,289,404
110,740		General Electric Co.	1,483,916
37,103		H&R Block, Inc.	619,249
26,743		Home Depot, Inc.	693,713
41,598		Honeywell International, Inc.	1,443,451
75,030		Intel Corp.	1,444,328
21,683		Johnson & Johnson	1,320,278
23,070		Kimberly-Clark Corp.	1,348,442
11,986	@	Kinder Morgan Energy Partners LP	636,217
71,024		Kraft Foods, Inc.	2,012,820
65,084		Leggett & Platt, Inc.	1,129,207
26,927		Linear Technology Corp.	723,528
8,935		Lorillard, Inc.	658,688
79,248		Mattel, Inc.	1,393,180
10,602		McDonald’s Corp.	583,746
44,144		Merck & Co., Inc.	1,324,761
54,117		Microsoft Corp.	1,272,832
61,438		Newell Rubbermaid, Inc.	790,707
104,120		NiSource, Inc.	1,342,107
36,592		NYSE Euronext	986,154
121,148		Pfizer, Inc.	1,929,888
27,868		Philip Morris International, Inc.	1,298,649
58,958		Pitney Bowes, Inc.	1,217,483
17,616		Procter & Gamble Co.	977,864
31,367		Reynolds American, Inc.	1,364,778
122,169		Sara Lee Corp.	1,299,878
22,987		Snap-On, Inc.	819,027
19,615		Southern Co.	615,911
56,832		Spectra Energy Corp.	1,043,436
27,888		Sunoco, Inc.	688,555
23,423		Travelers Cos., Inc.	1,008,829
			58,071,181
		Total Common Stock
		(Cost $129,478,514)	127,849,111
REAL ESTATE INVESTMENT TRUSTS: 2.6%
		Australia: 0.5%
71,714		Westfield Group	676,017
			676,017
		Netherlands: 0.5%
13,011		Corio NV	720,254
			720,254
		United Kingdom: 0.6%
103,550		British Land Co. PLC	752,097
			752,097
		United States: 1.0%
13,713		Boston Properties, Inc.	725,418
17,561		Rayonier, Inc.	684,703
			1,410,121
		Total Real Estate Investment Trusts
		(Cost $4,241,676)	3,558,489
		Total Long-Term Investments
		(Cost $133,720,190)	131,407,600

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2009 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.1%
		Securities Lending Collateral(cc): 0.1%
$123,900		Bank of New York Mellon Corp. Institutional Cash Reserves		$99,120
		Total Short-Term Investments
		(Cost $123,900)		99,120

		Total Investments in Securities
		(Cost $133,844,090)*	96.9%	$131,506,720
		Other Assets and Liabilities - Net	3.1	4,193,083
		Net Assets	100.0%	$135,699,803

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2009.

	*	Cost for federal income tax purposes is $142,379,292.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$12,353,468
		Gross Unrealized Depreciation		(23,226,040)
		Net Unrealized Depreciation		$(10,872,572)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	2.9%
Banks	9.2
Beverages	2.4
Building Materials	0.9
Chemicals	3.2
Commercial Services	1.0
Cosmetics/Personal Care	1.4
Diversified	1.1
Diversified Financial Services	1.5
Electric	5.8
Electrical Components & Equipment	1.1
Engineering & Construction	1.6
Food	3.9
Forest Products & Paper	0.5
Gas	2.9
Hand/Machine Tools	0.6
Healthcare - Products	2.0
Household Products/Wares	1.0
Housewares	0.6
Insurance	3.0
Internet	0.5
Iron/Steel	1.0
Lodging	0.5
Machinery - Diversified	0.6
Media	2.5
Mining	1.1
Miscellaneous Manufacturing	4.5
Office Property	0.5
Office/Business Equipment	0.9
Oil & Gas	9.3
Pharmaceuticals	9.1
Pipelines	2.5
Retail	1.9
Semiconductors	2.6
Shopping Centers	0.5
Software	0.9
Telecommunications	8.5
Toys/Games/Hobbies	2.3
Transportation	0.5
Short-Term Investments	0.1
Other Assets and Liabilities - Net	3.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs+	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock
Australia	$—	$7,065,171	$—
Brazil	2,195,628	—	—
Canada	4,520,882	—	—
Finland	—	1,148,781	—
France	—	7,455,565	—
Germany	—	6,971,064	—
Hong Kong	1,338,352	—	—
Italy	—	5,674,374	—
Japan	—	7,689,340	—
Netherlands	—	2,725,440	—
New Zealand	—	637,493	—
Poland	—	1,244,331	—
Singapore	—	1,123,758	—
South Korea	690,452	660,748	—
Spain	1,371,146	2,843,289	—
Switzerland	1,348,604	1,385,854	—
Taiwan	1,394,489	—	—
Thailand	—	745,543	—
United Kingdom	—	9,547,626	—
United States	58,071,181	—	—
Total Common Stock	70,930,734	56,918,377	—
Real Estate Investment Trusts	1,410,121	2,148,368	—
Short-Term Investments	—	99,120	—
Total	$72,340,855	$59,165,865	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Australia: 1.9%
20,898		BHP Billiton Ltd. ADR	$1,315,738
103,705	@	Sino Gold Ltd.	460,681
			1,776,419
		Canada: 23.6%
3,100		Advantage Oil & Gas Ltd.	16,047
17,117	@	Agnico-Eagle Mines Ltd.	1,002,200
55,231	@	Barrick Gold Corp.	1,927,562
9,600		Baytex Energy Trust	196,055
47,583	@	Canadian Natural Resources Ltd.	2,873,537
60,601	@	Eldorado Gold Corp. (Canadian Denominated Security)	609,245
88,789	@	EnCana Corp.	4,763,530
42,388	@	GoldCorp, Inc.	1,597,604
58,905		Kinross Gold Corp.	1,156,894
111,762		Nexen, Inc.	2,325,767
65,278	@	Suncor Energy, Inc.	2,120,229
165,261	@	Talisman Energy, Inc.	2,543,367
66,861		Yamana Gold, Inc.	634,511
			21,766,548
		Netherlands: 2.1%
35,910		Royal Dutch Shell PLC ADR - Class A	1,890,302
			1,890,302
		Norway: 0.1%
10,400	@	TGS Nopec Geophysical Co. ASA	118,076
			118,076
		South Africa: 0.8%
9,504		Anglogold Ashanti Ltd. ADR	372,557
26,507		Gold Fields Ltd. ADR	319,674
			692,231
		Thailand: 0.1%
16,000		PTT Exploration & Production PCL	65,728
			65,728
		United Kingdom: 2.0%
54,489		Anglo American PLC ADR	878,363
5,589		Rio Tinto PLC ADR	936,605
			1,814,968
		United States: 68.7%
119,400		Alcoa, Inc.	1,404,144
39,100	@	Alpha Natural Resources, Inc.	1,302,421
22,749		Anadarko Petroleum Corp.	1,096,502
48,146		Apache Corp.	4,041,857
73,788		Arch Coal, Inc.	1,284,649
20,595		Atlas America, Inc.	414,165
18,275	@	Basic Energy Services, Inc.	123,356
87,691		BJ Services Co.	1,243,458
41,200	@	Cameron International Corp.	1,286,676
99,815		Chevron Corp.	6,934,151
33,731		Cimarex Energy Co.	1,206,895
15,898		Cliffs Natural Resources, Inc.	435,446
89,406		ConocoPhillips	3,907,936
45,748		Devon Energy Corp.	2,657,501
22,703		Diana Shipping, Inc.	323,291
26,287		DryShips, Inc.	172,968
27,000		ENSCO International, Inc.	1,023,030
14,949		EOG Resources, Inc.	1,106,674
110,152		ExxonMobil Corp.	7,753,599
29,184		Freeport-McMoRan Copper & Gold, Inc.	1,759,795
82,924		Halliburton Co.	1,831,791
52,500		International Paper Co.	987,525
89,694		Marathon Oil Corp.	2,892,632
58,200	@	National Oilwell Varco, Inc.	2,091,708
27,466		Newmont Mining Corp.	1,135,719
46,197		Occidental Petroleum Corp.	3,295,694
92,769		Patterson-UTI Energy, Inc.	1,281,140
32,463		Peabody Energy Corp.	1,074,850
73,238		Schlumberger Ltd.	3,918,233
49,865		Smith International, Inc.	1,253,107
14,961	@	Transocean, Ltd.	1,192,242
8,212		United States Steel Corp.	326,427
66,200		Valero Energy Corp.	1,191,600
32,102		XTO Energy, Inc.	1,291,463
			63,242,645
		Total Common Stock
		(Cost $93,933,140)	91,366,917

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.6%
		Affiliated Mutual Fund: 0.6%
610,000	S	ING Institutional Prime Money Market Fund - Class I		$610,000
		Total Short-Term Investments
		(Cost $610,000)		610,000

		Total Investments in Securities
		(Cost $ 94,543,140)*	99.9%	$91,976,917
		Other Assets and Liabilities - Net	0.1	62,063
		Net Assets	100.0%	$92,038,980

	@	Non-income producing security
	ADR	American Depositary Receipt
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $98,557,387.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$10,234,370
		Gross Unrealized Depreciation		(16,814,840)
		Net Unrealized Depreciation		$(6,580,470)

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Coal	4.0%
Forest Products & Paper	1.1
Iron/Steel	0.8
Mining	16.9
Oil & Gas	63.1
Oil & Gas Services	12.9
Transportation	0.3
Trucking & Leasing	0.2
Short-Term Investments	0.6
Other Assets and Liabilities - Net	0.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs+	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock
Australia	$1,315,738	$460,681	$—
Canada	21,766,548	—	—
Netherlands	1,890,302	—	—
Norway	—	118,076	—
South Africa	692,231	—	—
Thailand	—	65,728	—
United Kingdom	1,814,968	—	—
United States	63,242,645	—	—
Total Common Stock	90,722,432	644,485	—
Short-Term Investments	610,000	—	—
Total	$91,332,432	$644,485	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 37.1%
		Australia: 0.5%
1,094,800		Lend Lease Corp., Ltd.	$7,084,042
			7,084,042
		Brazil: 0.9%
1,185,700	@	BR Malls Participacoes SA	12,328,865
			12,328,865
		China: 1.2%
10,056,000		Kwg Property Holding Ltd.	7,646,211
1,349,400		Shimao Property Holdings Ltd.	2,705,541
5,964,500		Sino-Ocean Land Holdings Ltd.	6,354,183
			16,705,935
		Finland: 0.1%
591,190	@	Sponda OYJ	1,710,923
			1,710,923
		Germany: 0.1%
34,250		Deutsche Euroshop AG	1,040,089
			1,040,089
		Hong Kong: 17.8%
4,474,857		Cheung Kong Holdings Ltd.	57,675,008
4,282,500		China Resources Land Ltd.	10,437,126
599,000		Great Eagle Holding Co.	1,386,631
2,126,800		Hang Lung Group Ltd.	10,991,883
5,057,600		Hang Lung Properties Ltd.	18,477,427
1,452,000		Henderson Land Development Co., Ltd.	9,567,070
3,520,700		Hongkong Land Holdings Ltd.	13,699,980
5,019,200		Kerry Properties Ltd.	25,836,276
5,488,500		Shui On Land Ltd.	3,878,012
3,243,700		Sino Land Co.	6,599,895
5,195,000		Sun Hung Kai Properties Ltd.	78,874,287
3,110,575		Wharf Holdings Ltd.	14,595,044
			252,018,639
		India: 0.1%
1,023,600		Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	1,923,386
			1,923,386
		Japan: 12.8%
280,400		Aeon Mall Co., Ltd.	5,905,459
255,000		Daito Trust Construction Co., Ltd.	12,504,741
2,990,600		Mitsubishi Estate Co., Ltd.	49,637,848
3,261,700		Mitsui Fudosan Co., Ltd.	59,730,047
4,039		NTT Urban Development Corp.	3,809,675
2,406,300		Sumitomo Realty & Development Co., Ltd.	49,341,188
			180,928,958
		Luxembourg: 0.1%
172,390		GAGFAH SA	1,455,927
			1,455,927
		Singapore: 1.9%
7,949,900		CapitaLand Ltd.	21,085,384
931,000		City Developments Ltd.	6,547,105
			27,632,489
		Sweden: 0.8%
1,104,320		Castellum AB	8,112,221
572,320		Kungsleden AB	3,071,724
			11,183,945
		Switzerland: 0.5%
98,799	@	PSP Swiss Property AG	5,252,457
46,810	@	Swiss Prime Site AG	2,245,618
			7,498,075
		United Kingdom: 0.3%
2,833,565	I	Safestore Holdings Ltd.	4,636,872
			4,636,872
		Total Common Stock
		(Cost $466,401,740)	526,148,145
REAL ESTATE INVESTMENT TRUSTS: 60.0%
		Australia: 10.9%
3,749,500		CFS Retail Property Trust	5,339,909
5,862,900		Commonwealth Property Office Fund	4,133,608
37,236,545		Dexus Property Group	22,618,444
33,541,200		GPT Group	14,805,878
8,583,600		Macquarie CountryWide Trust	3,752,377
7,222,176	@	Macquarie Goodman Group	3,069,106
17,698,586		Mirvac Group	18,659,902
9,737,220		Stockland	25,416,647
5,924,754		Westfield Group	55,850,137
			153,646,008

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Canada: 1.0%
320,700	@, #	Calloway Real Estate Investment Trust	$4,203,559
114,100		Canadian Real Estate Investment Trust	2,530,377
261,700		Primaris Retail Real Estate	3,133,841
279,600		RioCan Real Estate Investment Trust	4,028,213
			13,895,990
		France: 5.9%
44,617		Fonciere Des Regions	3,907,868
32,040		Gecina SA	2,637,221
72,510		ICADE	6,349,165
798,852		Klepierre	22,839,927
205,605		Mercialys	6,887,675
235,826		Unibail	41,197,812
			83,819,668
		Hong Kong: 0.7%
4,067,200		Link Real Estate Investment Trust	9,227,494
			9,227,494
		Japan: 4.2%
1,000		Frontier Real Estate Investment Corp.	6,440,167
185		Japan Excellent, Inc.	896,086
493		Japan Logistics Fund, Inc.	3,327,501
1,257		Japan Real Estate Investment Corp.	10,483,845
537		Japan Retail Fund Investment Corp.	2,687,600
1,426		Kenedix Realty Investment Corp.	4,761,620
442		Nippon Accommodations Fund, Inc.	2,190,198
1,130		Nippon Building Fund, Inc.	10,127,344
617		Nomura Real Estate Office Fund, Inc.	4,041,201
1,233		Orix JREIT, Inc.	6,043,631
586		Tokyu Real Estate Investment Trust, Inc.	3,244,641
177		Top REIT, Inc.	734,821
1,018		United Urban Investment Corp.	5,091,170
			60,069,825
		Netherlands: 1.7%
364,064	L	Corio NV	20,153,610
116,909		Eurocommercial Properties NV	3,973,525
			24,127,135
		Singapore: 1.2%
6,438,466		Ascendas Real Estate Investment Trust	7,590,393
8,373,401		CapitaMall Trust	9,176,023
			16,766,416
		United Kingdom: 4.2%
1,798,306		British Land Co. PLC	13,061,327
166,960		Derwent Valley Holdings PLC	2,691,831
1,962,076		Hammerson PLC	11,294,152
2,741,427		Land Securities Group PLC	24,400,637
929,639	@	Liberty International PLC	6,763,316
340,257		Segro PLC	1,568,738
			59,780,001
		United States: 30.2%
266,361		Acadia Realty Trust	3,649,146
224,400	L	Alexandria Real Estate Equities, Inc.	8,551,884
557,700		AMB Property Corp.	11,048,037
579,800		Apartment Investment & Management Co.	5,438,524
248,771	L	AvalonBay Communities, Inc.	14,478,472
265,900		Boston Properties, Inc.	14,066,110
317,900		BRE Properties, Inc.	7,543,767
271,100		Camden Property Trust	8,000,161
84,200		Corporate Office Properties Trust SBI MD	2,855,222
311,810	L	Digital Realty Trust, Inc.	12,643,896
404,000		Duke Realty Corp.	3,833,960
278,800		Equity Residential	6,691,200
77,600		Essex Property Trust, Inc.	5,044,776
397,300	@	Extra Space Storage, Inc.	3,488,294
318,300		Federal Realty Investment Trust	18,159,015
987,600		HCP, Inc.	25,440,576
73,800		Health Care Real Estate Investment Trust, Inc.	2,956,428
382,200		Highwoods Properties, Inc.	9,788,142
1,918,010	@	Host Hotels & Resorts, Inc.	17,415,531
646,075		Liberty Property Trust	17,941,503
1,081,878		Macerich Co.	21,280,540
537,900		Nationwide Health Properties, Inc.	15,609,858
400,800		Omega Healthcare Investors, Inc.	6,697,368
1,671,200		Prologis	14,689,848
260,454		Public Storage, Inc.	18,901,147
263,300		Regency Centers Corp.	8,446,664
1,143,728		Simon Property Group, Inc.	63,728,524
295,000	L	SL Green Realty Corp.	7,605,100
202,500		Tanger Factory Outlet Centers, Inc.	7,196,850
100,700		Taubman Centers, Inc.	2,679,627
850,409		UDR, Inc.	8,886,774
478,400		Ventas, Inc.	16,887,520
579,511		Vornado Realty Trust	29,566,651
444,700		Weingarten Realty Investors	6,861,721
			428,072,836
		Total Real Estate Investment Trusts
		(Cost $908,096,991)	849,405,373

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
MUTUAL FUNDS: 0.1%
		Luxembourg: 0.1%
358,170	@	Prologis European Properties		$1,599,344
		Total Mutual Funds
		(Cost $1,486,593)		1,599,344
		Total Long-Term Investments
		(Cost $1,375,985,324)		1,377,152,862
SHORT-TERM INVESTMENTS: 4.4%
		Affiliated Mutual Fund: 2.5%
35,441,179		ING Institutional Prime Money Market Fund - Class I		35,441,179
		Total Mutual Fund
		(Cost $35,441,179)		35,441,179

Principal Amount				Value
		Securities Lending Collateral(cc): 1.9%
$27,682,738		Bank of New York Mellon Corp. Institutional Cash Reserves		$27,133,674
		Total Securities Lending Collateral
		(Cost $27,682,738)		27,133,674
		Total Short-Term Investments
		(Cost $63,123,917)		62,574,853
		Total Investments in Securities
		(Cost $1,439,109,241)*	101.6%	$1,439,727,715
		Other Assets and Liabilities - Net	(1.6)	(23,037,770)
		Net Assets	100.0%	$1,416,689,945

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid Security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2009.
	*	Cost for federal income tax purposes is $1,629,564,393.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$124,045,866
		Gross Unrealized Depreciation		(313,882,544)
		Net Unrealized Appreciation		$(189,836,678)

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apartments	4.1%
Closed-End Funds	0.1
Diversified	23.3
Engineering & Construction	0.1
Health Care	4.8
Holding Companies - Diversified	1.0
Hotels	1.2
Lodging	0.5
Office Property	6.2
Real Estate	35.2
Regional Malls	6.2
Shopping Centers	10.5
Storage	1.6
Storage/Warehousing	0.3
Warehouse/Industrial	2.1
Short-Term Investments	4.4
Other Assets and Liabilities - Net	(1.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs+	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock
Australia	$—	$7,084,042	$—
Brazil	12,328,865	—	—
China	—	16,705,935	—
Finland	—	1,710,923	—
Germany	—	1,040,089	—
Hong Kong	—	252,018,639	—
India	—	1,923,386	—
Japan	—	180,928,958	—
Luxembourg	—	1,455,927	—
Singapore	—	27,632,489	—
Sweden	—	11,183,945	—
Switzerland	—	7,498,075	—
United Kingdom	—	4,636,872	—
Total Common Stock	12,328,865	513,819,280	—
Real Estate Investment Trusts	443,537,564	405,867,809	—
Mutual Funds	—	1,599,344	—
Short-Term Investments	35,441,179	27,133,674	—
Total	$491,307,608	$948,420,107	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 91.9%
		Australia: 1.5%
1,086,270		Minara Resources Ltd.	$1,012,679
643,500	@	Mineral Deposits Ltd.	376,143
173,300	@	Moto Goldmines Ltd.	812,407
			2,201,229
		Brazil: 3.0%
203,411		Centrais Eletricas Brasileiras SA ADR - Class B	2,800,969
46,000		Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,550,660
			4,351,629
		Canada: 8.8%
179,200	@	Barrick Gold Corp.	6,254,080
114,852		Cameco Corp.	3,175,658
1,527,375	@	Eastern Platinum Ltd.	850,708
1,552,678	@	Gabriel Resources Ltd.	2,666,470
			12,946,916
		Cayman Islands: 0.7%
673,645		Endeavour Financial Corp.	969,273
			969,273
		China: 0.9%
11,120	L	PetroChina Co., Ltd. ADR	1,309,380
			1,309,380
		Finland: 1.3%
182,990		UPM-Kymmene OYJ	1,917,067
			1,917,067
		France: 6.2%
23,120		Electricite de France	1,145,007
111,275		Sanofi-Aventis ADR	3,632,016
28,200		Technip SA	1,707,217
62,297		Thales SA	2,635,352
			9,119,592
		Germany: 1.0%
115,626		Deutsche Telekom AG ADR	1,478,857
			1,478,857
		India: 2.2%
49,970		ICICI Bank Ltd. ADR	1,566,560
165,250	L	Tata Motors Ltd. ADR	1,743,388
			3,309,948
		Italy: 2.0%
97,050	L	ERG S.p.A.	1,438,928
1,391,336		Telecom Italia S.p.A. RNC	1,571,069
			3,009,997
		Japan: 14.0%
72,000		Advantest Corp.	1,560,514
5,800		Hakuhodo DY Holdings, Inc.	317,826
42,400		JS Group Corp.	656,157
115,000		Kao Corp.	2,608,862
69,000		Kirin Brewery Co., Ltd.	1,028,041
123,000		Mitsui & Co., Ltd.	1,532,585
192,000		Nippon Oil Corp.	1,015,640
105,700		Nippon Telegraph & Telephone Corp.	4,363,274
42,875		Nippon Telegraph & Telephone Corp. ADR	885,369
30,600		Nissin Food Products Co., Ltd.	975,313
273,000		Sekisui House Ltd.	2,562,895
191,000		Sumitomo Trust & Banking Co., Ltd.	1,041,141
129,000		Toppan Printing Co., Ltd.	1,313,103
452		TV Asahi Corp.	693,161
			20,553,881
		Netherlands: 0.8%
50,918		TNT NV	1,210,166
			1,210,166
		Norway: 2.9%
3,998,030	@, L	Marine Harvest	2,517,724
81,000		Statoil ASA ADR	1,737,450
			4,255,174
		Papua New Guinea: 3.7%
2,293,300	@	Lihir Gold Ltd.	5,380,377
			5,380,377
		Russia: 1.0%
70,700	@	OAO Gazprom ADR	1,459,952
			1,459,952
		South Africa: 3.9%
75,515	L	Anglogold Ashanti Ltd. ADR	2,960,188
230,310		Gold Fields Ltd.	2,765,475
			5,725,663
		South Korea: 2.3%
196,850	@	Korea Electric Power Corp. ADR	2,631,885
51,810		KT Corp. ADR	832,069
			3,463,954

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
		Switzerland: 1.4%
137,535	@, L	UBS AG - Reg		$2,027,266
				2,027,266
		Thailand: 1.1%
322,300		Bangkok Bank PCL		1,062,881
2,435,400		Krung Thai Bank PCL		600,704
				1,663,585
		Turkey: 0.8%
71,625		Turkcell Iletisim Hizmet AS ADR		1,130,243
				1,130,243
		United Kingdom: 5.7%
29,928	L	AstraZeneca PLC ADR		1,389,856
29,900		BP PLC ADR		1,496,196
366,347		Mondi PLC		1,622,105
188,500		Stolt-Nielsen SA		2,479,644
69,505		Vodafone Group PLC ADR		1,430,413
				8,418,214
		United States: 26.7%
17,515		Aetna, Inc.		472,380
82,900	@	AGCO Corp.		2,608,034
152,294		Alcoa, Inc.		1,790,977
61,700		Ameren Corp.		1,569,031
101,150		BJ Services Co.		1,434,307
37,024		ConocoPhillips		1,618,319
28,925		Consol Energy, Inc.		1,027,705
114,373	@	eBay, Inc.		2,430,426
67,480		Kroger Co.		1,442,722
42,200		Loews Corp.		1,266,844
86,150		Microsoft Corp.		2,026,248
135,715		Newmont Mining Corp.		5,611,815
66,700		Peabody Energy Corp.		2,208,437
181,075		Pfizer, Inc.		2,884,525
170,476	@, L	Smithfield Foods, Inc.		2,309,950
36,615	@	Tech Data Corp.		1,278,962
35,900		Tesoro Corp.		469,931
259,200		Tyson Foods, Inc.		2,962,656
51,030		Union Pacific Corp.		2,935,246
44,227	@	Viacom - Class B		1,024,297
				39,372,812
		Total Common Stock
		(Cost $114,310,927)		135,275,175
PREFERRED STOCK: 0.8%
		Brazil: 0.8%
539,501		Tim Participacoes SA		1,197,124
		Total Preferred Stock
		(Cost $742,335)		1,197,124
WARRANTS: 0.1%
		Cayman Islands: 0.1%
336,822		Endeavour Financial Corp.		153,208
		Total Warrants
		(Cost $139,231)		153,208
		Total Long-Term Investments
		(Cost $115,192,493)		136,625,507
SHORT-TERM INVESTMENTS: 14.4%
		Affiliated Mutual Fund: 8.4%
12,374,722		ING Institutional Prime Money Market Fund - Class I		12,374,722
		Total Mutual Fund
		(Cost $12,374,722)		12,374,722

Principal Amount				Value
		Securities Lending Collateral(cc): 6.0%
$8,835,916		Bank of New York Mellon Corp. Institutional Cash Reserves		$8,778,362
		Total Securities Lending Collateral
		(Cost $8,835,916)		8,778,362
		Total Short-Term Investments
		(Cost $21,210,638)		21,153,084
		Total Investments in Securities
		(Cost $136,403,131)*	107.2%	$157,778,591
		Other Assets and Liabilities - Net	(7.2)	(10,609,338)
		Net Assets	100.0%	$147,169,253

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2009.
	*	Cost for federal income tax purposes is $141,534,631.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,941,244
		Gross Unrealized Depreciation		(3,697,284)
		Net Unrealized Appreciation		$16,243,960

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.2%
Aerospace/Defense	1.8
Auto Manufacturers	1.2
Banks	4.3
Beverages	0.7
Building Materials	0.4
Coal	2.2
Commercial Services	0.9
Cosmetics/Personal Care	1.8
Distribution/Wholesale	1.9
Electric	5.5
Electronics	1.1
Food	6.9
Forest Products & Paper	2.4
Healthcare - Services	0.3
Home Builders	1.7
Insurance	0.9
Internet	1.6
Investment Companies	0.8
Machinery - Diversified	1.8
Media	1.2
Mining	22.9
Oil & Gas	7.2
Oil & Gas Services	2.1
Pharmaceuticals	5.4
Software	1.4
Telecommunications	8.7
Transportation	4.5
Water	1.0
Short-Term Investments	14.4
Other Assets and Liabilities - Net	(7.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs+	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock
Australia	$812,407	$1,388,822	$—
Brazil	4,351,629	—	—
Canada	12,946,916	—	—
Cayman Islands	969,273	—	—
China	1,309,380	—	—
Finland	—	1,917,067	—
France	3,632,016	5,487,576	—
Germany	1,478,857	—	—
India	3,309,948	—	—
Italy	—	3,009,997	—
Japan	885,369	19,668,512	—
Netherlands	—	1,210,166	—
Norway	1,737,450	2,517,724	—
Papua New Guinea	—	5,380,377	—
Russia	—	1,459,952	—
South Africa	2,960,188	2,765,475	—
South Korea	3,463,954	—	—
Switzerland	2,027,266	—	—
Thailand	—	1,663,585	—
Turkey	1,130,243	—	—
United Kingdom	4,316,465	4,101,749	—
United States	39,372,812	—	—
Total Common Stock	84,704,173	50,571,002	—
Preferred Stock	1,197,124	—	—
Warrants	—	153,208	—
Short-Term Investments	12,374,722	8,778,362	—
Total	$98,276,019	$59,502,572	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.4%
		China: 30.4%
2,424,000		Bank of China Ltd.	$1,204,741
210,000		China Coal Energy Co. - Class H	292,960
2,819,000		China Construction Bank	2,264,194
263,000		China High Speed Transmission Equipment Group Co., Ltd.	657,421
325,000		China Life Insurance Co., Ltd.	1,439,303
1,688,000		China Petroleum & Chemical Corp.	1,504,844
719,000		China Railway Group Ltd.	645,803
1,126,000		Datang International Power Generation Co., Ltd.	737,574
36,000		Dongfang Electrical Machinery Co., Ltd.	175,921
148,000		Fujian Zijin Mining Industry Co., Ltd.	137,521
2,398,000		Industrial and Commercial Bank of China Ltd.	1,721,911
1,390,000		PetroChina Co., Ltd.	1,637,626
440,000		Real Gold Mining Ltd.	393,443
38,000		Tencent Holdings Ltd.	512,193
292,000		Yanzhou Coal Mining Co., Ltd.	451,665
			13,777,120
		Hong Kong: 36.1%
43,440		Bank of East Asia Ltd.	144,177
157,000		Cheung Kong Holdings Ltd.	2,023,523
384,000		China Mobile Ltd.	4,029,497
236,160		China Overseas Land & Investment Ltd.	580,913
704,000		Chow Sang Sang Holdings International Ltd.	616,477
166,500		CLP Holdings Ltd.	1,131,608
970,000		CNOOC Ltd.	1,290,609
24,700		Hong Kong Exchanges and Clearing Ltd.	463,793
232,500		HongKong Electric Holdings	1,282,036
84,000		Hutchison Whampoa Ltd.	627,882
200,000		Hysan Development Co., Ltd.	546,227
183,500		MTR Corp.	664,646
265,000		Ports Design Ltd.	680,793
95,000		Sun Hung Kai Properties Ltd.	1,442,359
180,000		Wharf Holdings Ltd.	844,573
			16,369,113
		Taiwan: 27.9%
487,998		AU Optronics Corp.	541,546
11,200		AU Optronics Corp. ADR	124,768
54,000		Catcher Technology Co., Ltd.	151,326
640,000		Chi Mei Optoelectronics Corp.	357,432
713,000	@	China Life Insurance Co. Ltd.	415,378
1,379,117		China Steel Corp.	1,331,415
103,038		Chunghwa Telecom Co., Ltd.	206,654
38,060		Chunghwa Telecom Co., Ltd. ADR	664,528
1,106,000		E.Sun Financial Holding Co. Ltd.	385,401
367,280		Far Eastern Textile Co., Ltd.	414,127
448,975		First Financial Holding Co., Ltd.	275,892
185,110		Formosa Plastics Corp.	317,683
16,000		High Tech Computer Corp.	218,222
138,830		Hon Hai Precision Industry Co., Ltd. - GDR	965,546
259,000		Hung Poo Real Estate Development Corp.	332,912
30,060		MediaTek, Inc.	431,916
39,000		Nan Ya Printed Circuit Board Corp.	125,919
233,310		Quanta Computer, Inc.	441,530
313,742		Radium Life Tech Co., Ltd.	282,804
1,065,180		Taiwan Cement Corp.	1,127,121
295,000		Taiwan Fertilizer Co., Ltd.	932,926
586,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,043,518
300,000		The Ambassador Hotel	353,958
1,822,000		United Microelectronics Corp.	806,424
426,000		Yulon Motor Co. Ltd.	427,453
			12,676,399
		Total Common Stock
		(Cost $34,810,658)	42,822,632

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 1.8%
		Hong Kong: 1.8%
361,500		Link Real Estate Investment Trust		$820,156
		Total Real Estate Investment Trusts
		(Cost $765,717)		820,156
		Total Investments in Securities
		(Cost $35,576,375) *	96.2%	$43,642,788
		Other Assets and Liabilities - Net	3.8	1,742,433
		Net Assets	100.0%	$45,385,221

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	*	Cost for federal income tax purposes is $37,222,335.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,994,156
		Gross Unrealized Depreciation		(573,703)
		Net Unrealized Appreciation		$6,420,453

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apparel	0.9%
Auto Manufacturers	0.9
Banks	11.8
Building Materials	2.5
Chemicals	2.8
Coal	1.6
Computers	1.5
Diversified Financial Services	2.5
Electric	6.9
Electrical Components & Equipment	1.8
Electronics	4.7
Engineering & Construction	1.4
Holding Companies - Diversified	3.2
Insurance	4.1
Internet	1.1
Iron/Steel	2.9
Lodging	0.8
Metal Fabricate/Hardware	0.3
Mining	1.2
Oil & Gas	9.8
Real Estate	11.5
Retail	2.9
Semiconductors	5.0
Shopping Centers	1.8
Telecommunications	10.8
Transportation	1.5
Other Assets and Liabilities - Net	3.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs+	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock
China	$393,443	$13,383,677	$—
Hong Kong	—	16,369,113	—
Taiwan	995,950	11,680,449	—
Total Common Stock	1,389,393	41,433,239	—
Real Estate Investment Trusts	—	820,156	—
Total	$1,389,393	$42,253,395	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Australia: 7.9%
14,961		AGL Energy Ltd.	$185,967
22,921		AMP Ltd.	107,289
5,366		ASX Ltd.	168,434
35,590		Australia & New Zealand Banking Group Ltd.	549,752
39,135		BHP Billiton Ltd.	1,234,868
15,319		Billabong International Ltd.	117,857
93,226		BlueScope Steel Ltd.	262,609
26,704		Brambles Ltd.	133,607
1,117		Cochlear Ltd.	51,800
20,634		Commonwealth Bank of Australia	731,088
10,344		Computershare Ltd.	84,857
8,428		CSL Ltd.	213,933
3,950		Energy Resources of Australia Ltd.	83,483
55,333		Insurance Australia Group	169,267
3,835		Macquarie Group Ltd.	140,934
39,503		Macquarie Infrastructure Group	47,757
123,190		Metcash Ltd.	438,979
28,573		National Australia Bank Ltd.	579,918
13,350		Newcrest Mining Ltd.	336,748
22,100		Nufarm Ltd.	199,681
6,493		Origin Energy Ltd.	78,634
295,922		Qantas Airways Ltd.	571,274
17,738		QBE Insurance Group Ltd.	288,743
412		Rio Tinto Ltd.	20,772
118,948		Telstra Corp., Ltd.	350,775
40,786		Westpac Banking Corp.	734,486
11,077		Woodside Petroleum Ltd.	424,550
6,583		Woolworths Ltd.	149,488
1,463		WorleyParsons Ltd.	31,548
			8,489,098
		Austria: 0.5%
13,600		OMV AG	539,648
			539,648
		Belgium: 0.8%
8,242		Anheuser-Busch InBev NV	326,984
24,344	@	Anheuser-Busch InBev NV	104
215		Colruyt SA	48,123
18,236		Fortis	70,121
4,142	@	Fortis - Strip VVPR	6
2,335		Groupe Bruxelles Lambert SA	184,811
6,810		UCB SA	225,072
			855,221
		Denmark: 0.7%
5,551		Carlsberg A/S	385,309
10,402		H Lundbeck A/S	201,946
2,499		Novo-Nordisk A/S	146,229
458	@	William Demant Holding	27,150
			760,634
		Finland: 0.9%
34,918		Nokia OYJ	469,522
9,085		OKO Bank	94,180
12,614		Wartsila OYJ	451,739
			1,015,441
		France: 10.5%
24,353		AXA SA	514,050
9,038		BNP Paribas	656,259
13,588		Bouygues SA	577,279
2,622		Capgemini SA	121,186
5,194		Casino Guichard Perrachon SA	356,869
2,896		Christian Dior SA	251,177
391		Cie Generale D’Optique Essilor International SA	21,672
232		CNP Assurances	21,159
9,525		Compagnie Generale des Etablissements Michelin	687,594
18,434		Credit Agricole SA	262,553
2,062		Eurazeo	93,498
13,743		France Telecom SA	342,789
2,628		Gaz de France	100,406
16,312		Groupe Danone	873,256

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		France (continued)
8,931		Lafarge SA	$645,179
3,481		LVMH Moet Hennessy Louis Vuitton SA	314,064
1,060		M6-Metropole Television	21,170
23,074		Natixis	59,889
5,019		Pernod-Ricard SA	389,362
2,220		PPR	247,256
16,566		Publicis Groupe	587,599
15,645		Sanofi-Aventis	1,023,606
7,832		Schneider Electric SA	710,996
5,756		Scor SA	138,261
850		Societe BIC SA	50,991
7,068		Societe Generale	453,130
16,488		Total SA	914,432
31,560		Vivendi	808,994
			11,244,676
		Germany: 7.0%
6,407		Allianz AG	632,587
17,437		BASF AG	872,131
5,874		Bayer AG	359,987
4,127		Bayerische Motoren Werke AG	190,446
8,379		Deutsche Bank AG	541,510
3,668		Deutsche Boerse AG	290,262
50,227		Deutsche Telekom AG	644,400
34,277		E.ON AG	1,295,106
2,429		Merck KGaA	225,905
3,191		Muenchener Rueckversicherungs AG	482,937
11,398		RWE AG	961,578
1,660		Salzgitter AG	167,713
14,391		SAP AG	677,772
2,911		Siemens AG	231,983
			7,574,317
		Greece: 0.7%
4,010		National Bank of Greece SA	116,813
21,339		OPAP SA	511,369
10,956	@	Piraeus Bank SA	130,164
			758,346
		Hong Kong: 2.0%
10,000		Cheung Kong Holdings Ltd.	128,887
29,200		Esprit Holdings Ltd.	210,275
11,000		Hang Lung Group Ltd.	56,851
35,000		Hang Lung Properties Ltd.	127,869
3,470		Hang Seng Bank Ltd.	56,268
48,000		Hong Kong & China Gas	107,253
1,600		Hong Kong Aircraft Engineerg Co., Ltd.	21,828
18,500		Hong Kong Exchanges and Clearing Ltd.	347,375
35,500		HongKong Electric Holdings	195,752
32,000		Hopewell Holdings	104,245
17,162		Hutchison Whampoa Ltd.	128,282
259,000		PCCW Ltd.	70,726
24,000		Sun Hung Kai Properties Ltd.	364,386
17,000		Swire Pacific Ltd.	190,717
			2,110,714
		Italy: 4.5%
8,406		Assicurazioni Generali S.p.A.	191,579
76,040		Banca Monte dei Paschi di Siena S.p.A.	142,684
13,940		Banche Popolari Unite Scpa	194,710
18,062		Banco Popolare Scarl	145,891
161,194		Enel S.p.A.	875,976
31,954		ENI S.p.A.	746,658
6,877		Fiat S.p.A	76,336
5,846		Fondiaria-Sai S.p.A.	97,893
121,225		Intesa Sanpaolo S.p.A.	450,762
52,021		Intesa Sanpaolo S.p.A. - RNC	146,468
10,024		Italcementi S.p.A.	131,253
172,931		Parmalat S.p.A	432,372
14,804		Saipem S.p.A.	401,198
111,252		Telecom Italia S.p.A.	174,162
212,667		UniCredito Italiano S.p.A.	620,566
			4,828,508
		Japan: 23.0%
1,500		Aeon Credit Service Co., Ltd.	17,010
1,200		Aisin Seiki Co., Ltd.	30,750
3,000		Alfresa Holdings Corp.	151,443
3,000		Asics Corp.	28,231
1,400		Astellas Pharma, Inc.	53,180

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2009 (Unaudited) (continued)

Shares		Value
	Japan (continued)
5,000	Bank of Kyoto Ltd.	$45,170
1,100	Benesse Corp.	47,542
33,485	Bridgestone Corp.	579,274
900	Canon, Inc.	33,359
97	Central Japan Railway Co.	583,432
22,000	Chiba Bank Ltd.	141,867
2,700	Chugai Pharmaceutical Co., Ltd.	49,238
8,000	Dai Nippon Printing Co., Ltd.	116,787
27,000	Daicel Chemical Industries Ltd.	171,062
55,419	Daihatsu Motor Co., Ltd.	620,372
2,622	Daito Trust Construction Co., Ltd.	128,578
15,000	Daiwa House Industry Co., Ltd.	154,215
3,000	Daiwa Securities Group, Inc.	17,610
2,990	Diamond Lease Co., Ltd.	91,051
8,400	East Japan Railway Co.	479,991
8,400	Electric Power Development Co.	248,946
7,200	FamilyMart Co., Ltd.	234,008
600	Fast Retailing Co., Ltd.	77,655
18,000	Fuji Photo Film Co., Ltd.	578,749
15	Fuji Television Network, Inc.	23,960
21,000	Fujitsu Ltd.	137,337
850	Hakuhodo DY Holdings, Inc.	46,578
22,000	Hitachi Ltd.	73,720
4,700	Honda Motor Co., Ltd.	150,303
35	Inpex Holdings, Inc.	266,263
47,660	Itochu Corp.	354,670
11,364	Iyo Bank Ltd.	118,663
1,500	JFE Holdings, Inc.	60,010
6,614	Kansai Paint Co., Ltd.	50,905
1,000	Kao Corp.	22,686
71	KDDI Corp.	375,597
18,000	Keisei Electric Railway Co., Ltd.	111,909
5,676	Kinden Corp.	47,570
1,400	Kurita Water Industries Ltd.	46,120
11,900	Kyushu Electric Power Co., Inc.	256,178
5,000	Lawson, Inc.	207,190
10,301	Leopalace21 Corp.	87,788
4,500	Makita Corp.	110,856
66,000	Marubeni Corp.	303,027
1,000	McDonald’s Holdings Co. Japan Ltd.	18,141
7,000	Mitsubishi Corp.	139,004
9,000	Mitsubishi Estate Co., Ltd.	149,382
103,497	Mitsubishi UFJ Financial Group, Inc.	632,074
35,692	Mitsui & Co., Ltd.	444,724
88,000	Mitsui Engineering & Shipbuilding Co., Ltd.	221,581
15,452	Mitsui Fudosan Co., Ltd.	282,966
95,000	Mitsui OSK Lines Ltd.	576,308
2,400	Mitsui Sumitomo Insurance Group Holdings, Inc.	61,306
9,200	Mitsumi Electric Co., Ltd.	225,290
107,624	Mizuho Financial Group, Inc.	247,425
20,900	Namco Bandai Holdings, Inc.	234,293
14,000	NEC Corp.	48,876
1,200	Nintendo Co., Ltd.	322,409
4,000	Nippon Oil Corp.	21,159
7,000	Nippon Paper Group, Inc.	180,114
1,500	Nippon Telegraph & Telephone Corp.	61,920
38,966	Nishi-Nippon City Bank Ltd.	98,687
7,500	Nisshin Seifun Group, Inc.	91,035
1,600	Nissin Food Products Co., Ltd.	50,997
21,600	Nomura Holdings, Inc.	189,249
199	NTT DoCoMo, Inc.	287,391
113,231	Osaka Gas Co., Ltd.	376,869
6,600	Rohm Co., Ltd.	488,863
1,000	Sankyo Co., Ltd.	59,442
1,300	Santen Pharmaceutical Co., Ltd.	40,329
41,200	Sega Sammy Holdings, Inc.	541,598
15,500	Seven & I Holdings Co., Ltd.	363,125
54,116	Shimadzu Corp.	417,600
300	Shimamura Co., Ltd.	27,062
1,400	Shimano, Inc.	56,965
15,299	Shin-Etsu Chemical Co., Ltd.	820,529
73,000	Shinsei Bank Ltd.	107,943
4,000	Shiseido Co., Ltd.	65,242
15,000	Shizuoka Bank Ltd.	147,164
600	SMC Corp.	67,486

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2009 (Unaudited) (continued)

Shares		Value
	Japan (continued)
8,200	Softbank Corp.	$173,676
25,000	Sompo Japan Insurance, Inc.	165,107
20,200	Stanley Electric Co., Ltd.	416,198
33,300	Sumitomo Corp.	327,624
20,800	Sumitomo Electric Industries Ltd.	258,032
5,000	Sumitomo Heavy Industries	23,997
10,000	Sumitomo Mitsui Financial Group, Inc.	425,673
9,000	Sumitomo Realty & Development Co., Ltd.	184,545
69,605	Sumitomo Rubber Industries, Inc.	602,650
36,000	Sumitomo Trust & Banking Co., Ltd.	196,236
10,802	Suruga Bank Ltd.	114,155
5,300	Suzuken Co., Ltd.	159,489
6,100	T&D Holdings, Inc.	178,047
2,000	Taisho Pharmaceutical Co., Ltd.	38,389
53,000	Takashimaya Co., Ltd.	435,350
21,351	Takeda Pharmaceutical Co., Ltd.	860,119
9,800	TDK Corp.	512,639
1,200	Terumo Corp.	60,808
19,985	Toho Gas Co., Ltd.	80,391
5,849	Tokio Marine Holdings, Inc.	168,604
68,000	Tokuyama Corp.	511,350
132,099	Tokyo Gas Co., Ltd.	484,206
4,200	Tokyo Steel Manufacturing Co., Ltd.	46,355
4,000	TonenGeneral Sekiyu KK	38,164
10,000	Toyo Suisan Kaisha Ltd.	249,214
19,090	Toyota Motor Corp.	801,271
11,300	Toyota Tsusho Corp.	172,733
500	Uni-Charm Corp.	40,437
360	USS Co., Ltd.	22,439
78	West Japan Railway Co.	248,598
1,244	Yahoo! Japan Corp.	407,320
9,000	Yamaguchi Financial Group, Inc.	122,722
15,500	Yamato Kogyo Co., Ltd.	481,646
		24,703,582
	Luxembourg: 0.7%
21,773	ArcelorMittal	784,718
		784,718
	Mauritius: 0.4%
1,289,259	Golden Agri-Resources Ltd.	380,382
		380,382
	Netherlands: 4.5%
3,149	Aegon NV	23,033
27,651	European Aeronautic Defence and Space Co. NV	527,563
6,401	Fugro NV	287,463
1,677	Heineken Holding NV	57,442
31,769	Koninklijke Philips Electronics NV	723,214
525	Royal Dutch Shell PLC	13,751
42,321	Royal Dutch Shell PLC - Class A	1,111,586
52,309	Royal Dutch Shell PLC - Class B	1,356,404
34,534	Royal KPN NV	519,424
9,700	Unilever NV	264,363
		4,884,243
	New Zealand: 0.1%
31,623	Fletcher Building Ltd.	149,941
		149,941
	Portugal: 0.8%
109,639	Banco Comercial Portugues SA	117,113
74,734	Jeronimo Martins	524,662
15,933	Portugal Telecom SGPS SA	162,897
		804,672
	Singapore: 0.8%
10,000	DBS Group Holdings Ltd.	96,460
15,000	Jardine Cycle & Carriage Ltd.	245,655
34,000	Oversea-Chinese Banking Corp.	184,608
12,000	Singapore Airlines Ltd.	112,431
10,000	Singapore Telecommunications Ltd.	24,303
7,000	United Overseas Bank Ltd.	85,925
35,000	United Overseas Land Ltd.	84,955
		834,337
	Spain: 5.3%
9,787	ACS Actividades de Construccion y Servicios SA	521,772
49,923	Banco Bilbao Vizcaya Argentaria SA	817,331
14,938	Banco De Sabadell SA	99,549
19,267	Banco Popular Espanol SA	173,450
105,065	Banco Santander Central Hispano SA	1,521,444

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Spain (continued)
5,034		Criteria Caixacorp SA	$24,257
39,522		Iberdrola SA	338,851
2,719		Inditex SA	146,317
9,239		Indra Sistemas SA	212,309
13,871		Repsol YPF SA	321,869
59,470		Telefonica SA	1,479,597
2,297		Zardoya-Otis SA	52,212
			5,708,958
		Sweden: 2.8%
7,153		Assa Abloy AB	117,974
6,485		Hennes & Mauritz AB	386,476
29,282		Nordea Bank AB	283,243
29,897		Securitas AB	281,822
37,612		Skandinaviska Enskilda Banken AB	209,197
36,837		Skanska AB	516,868
31,206		Svenska Cellulosa AB - B Shares	401,148
1,076		Svenska Handelsbanken AB	26,274
22,946		Tele2 AB - B Shares	308,780
51,075		Telefonaktiebolaget LM Ericsson	502,840
			3,034,622
		Switzerland: 6.8%
269		BKW FMB Energie AG	20,810
11,704		Credit Suisse Group	553,082
508		Geberit AG - Reg	70,865
7,686	@	Holcim Ltd.	466,574
10		Lindt & Spruengli AG	19,851
1		Lindt & Spruengli AG - REG	23,856
30,820		Nestle SA	1,266,531
30,126		Novartis AG	1,376,442
9,762		Roche Holding AG - Genusschein	1,538,949
60		SGS SA	70,870
7,241		Swiss Reinsurance	276,565
31,174	@	UBS AG - Reg	456,374
56,696		Xstrata PLC	765,818
2,202		Zurich Financial Services AG	432,424
			7,339,011
		United Kingdom: 17.9%
33,246		3i Group PLC	151,759
2,598		Anglo American PLC	83,786
21,452		AstraZeneca PLC	999,197
4,755	@	Autonomy Corp. PLC	93,374
23,402		Aviva PLC	136,612
94,232		BAE Systems PLC	483,294
130,920		Barclays PLC	665,463
49,046		BG Group PLC	818,969
19,247		BHP Billiton PLC	504,112
172,846		BP PLC	1,433,360
23,540		British American Tobacco PLC	730,671
54,403		BT Group PLC	114,849
107,912		Cable & Wireless PLC	259,947
71,787		Centrica PLC	264,260
18,768		Compass Group PLC	101,157
63,239		Diageo PLC	985,817
10,240		Drax Group PLC	68,494
18,834		Experian Group Ltd.	155,448
61,703		GlaxoSmithKline PLC	1,182,204
6,012		Group 4 Securicor PLC	21,450
13,617		Home Retail Group	71,411
217,979		HSBC Holdings PLC	2,205,687
22,733		Imperial Tobacco Group PLC	648,742
140,160		International Power PLC	597,705
11,849		Investec PLC	80,071
104,382		J Sainsbury PLC	553,757
33,863		Kazakhmys PLC	484,783
105,620		Kingfisher PLC	375,921
136,782		Lloyds TSB Group PLC	194,373
42,767		Man Group PLC	197,654
2,167		National Grid PLC	20,214
129,474		Old Mutual PLC	207,679
36,264		Pearson PLC	418,499
17,704		Prudential PLC	132,581
7,494		Reckitt Benckiser PLC	360,032
4,502		Rexam PLC	17,712
11,902		Rio Tinto PLC	495,694
11,952	@	Rolls-Royce Group PLC	82,785

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
90,510		Royal & Sun Alliance Insurance Group		$191,521
333,517		Royal Bank of Scotland Group PLC		247,837
27,110		Standard Chartered PLC		643,613
18,425		Standard Life PLC		60,793
9,264		Tesco PLC		56,746
5,407		Unilever PLC		142,523
569,522		Vodafone Group PLC		1,170,937
42,055		WPP PLC		324,354
				19,237,847
		Total Common Stock
		(Cost $101,209,305)		106,038,916
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Australia: 0.5%
79,151		CFS Retail Property Trust		112,724
206,442		Dexus Property Group		125,398
34,690		Westfield Group		327,008
				565,130
		France: 0.3%
303		Gecina SA		24,940
1,584		Unibail		276,718
				301,658
		Japan: 0.2%
21		Japan Retail Fund Investment Corp.		105,102
9		Nomura Real Estate Office Fund, Inc.		58,948
				164,050
		Total Real Estate Investment Trusts
		(Cost $933,085)		1,030,838
PREFERRED STOCK: 0.0%
		Germany: 0.0%
467		RWE AG		33,229
		Total Preferred Stock
		(Cost $30,226)		33,229
RIGHTS: 0.0%
		United Kingdom: 0.0%
1,637		Rexam PLC		2,352
		Total Rights
		(Cost $-)		2,352
		Total Investments in Securities
		(Cost $102,172,616)*	99.6%	$107,105,335
		Other Assets and Liabilities - Net	0.4	466,352
		Net Assets	100.0%	$107,571,687

	@	Non-income producing security
	*	Cost for federal income tax purposes is $111,402,269.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$12,386,578
		Gross Unrealized Depreciation		(16,683,512)
		Net Unrealized Depreciation		$(4,296,934)

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.6%
Aerospace/Defense	1.0
Agriculture	1.6
Airlines	0.6
Apparel	0.4
Auto Manufacturers	1.7
Auto Parts & Equipment	2.4
Banks	16.5
Beverages	2.0
Biotechnology	0.2
Building Materials	1.4
Chemicals	2.8
Commercial Services	0.8
Computers	1.0
Cosmetics/Personal Care	0.1
Distribution/Wholesale	1.9
Diversified	0.4
Diversified Financial Services	1.3
Electric	4.7
Electrical Components & Equipment	0.7
Electronics	0.9
Engineering & Construction	1.6
Entertainment	0.5
Environmental Control	0.0
Food	5.2
Food Service	0.1
Forest Products & Paper	0.5
Gas	1.2
Hand/Machine Tools	0.2
Healthcare - Products	0.5
Holding Companies - Diversified	0.8
Home Builders	0.1
Household Products/Wares	0.4
Insurance	4.4
Internet	0.4
Investment Companies	0.3
Iron/Steel	1.7
Leisure Time	0.6
Machinery - Diversified	0.1
Media	1.5
Metal Fabricate/Hardware	0.1
Mining	3.7
Miscellaneous Manufacturing	1.2
Office Property	0.1
Office/Business Equipment	0.0
Oil & Gas	7.5
Oil & Gas Services	0.6
Packaging & Containers	0.0
Pharmaceuticals	7.7
Real Estate	1.6
Retail	2.6
Semiconductors	0.5
Shipbuilding	0.2
Shopping Centers	0.5
Software	0.7
Telecommunications	7.0
Toys/Games/Hobbies	0.5
Transportation	1.9
Venture Capital	0.1
Other Assets and Liabilities - Net	0.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Australia	$—	$8,489,098	$—
Austria	—	539,648	—
Belgium	104	855,117	—
Denmark	—	760,634	—
Finland	—	1,015,441	—
France	—	11,244,676	—
Germany	—	7,574,317	—
Greece	—	758,346	—
Hong Kong	—	2,110,714	—
Italy	—	4,828,508	—
Japan	—	24,703,582	—
Luxembourg	15,573	769,145	—
Mauritius	—	380,382	—
Netherlands	—	4,884,243	—
New Zealand	—	149,941	—
Portugal	—	804,672	—
Singapore	—	834,337	—
Spain	1,521,444	4,187,514	—
Sweden	—	3,034,622	—
Switzerland	—	7,339,011	—
United Kingdom	—	19,237,847	—
Total Common Stock	1,537,121	104,501,795	—
Real Estate Investment Trusts	—	1,030,838	—
Preferred Stock	—	33,229	—
Rights	2,352	—	—
Total	$1,539,473	$105,565,862	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Australia: 4.7%
25,925		BHP Billiton Ltd.	$818,039
30,806		CSL Ltd.	781,966
18,924		Rio Tinto Ltd.	954,106
			2,554,111
		Belgium: 1.4%
19,437		Anheuser-Busch InBev NV	771,123
			771,123
		Brazil: 4.6%
42,774		Banco Itau Holding Financeira SA ADR	765,227
21,020		Petroleo Brasileiro SA ADR	866,865
45,285		Vale SA ADR	893,473
			2,525,565
		Canada: 8.5%
48,972		Cameco Corp.	1,354,076
45,461		Manulife Financial Corp.	1,105,157
19,142	@	Rogers Communications, Inc.	531,836
16,438		Shoppers Drug Mart Corp.	686,818
28,682	@	Suncor Energy, Inc.	931,591
			4,609,478
		China: 6.6%
578,000		China Communications Construction Co., Ltd.	747,605
284,000		China Merchants Bank Co., Ltd.	665,844
791,000		Industrial and Commercial Bank of China Ltd.	567,987
528,000		PetroChina Co., Ltd.	622,062
73,400		Tencent Holdings Ltd.	989,341
			3,592,839
		Denmark: 3.0%
9,436		Novo-Nordisk A/S	552,147
15,231	@	Vestas Wind Systems A/S	1,072,076
			1,624,223
		France: 8.2%
39,229		AXA SA	828,056
10,938		BNP Paribas	794,220
17,289		Electricite de France	856,229
10,392		Groupe Danone	556,332
8,478		Iliad SA	905,081
9,782		Total SA ADR	544,368
			4,484,286
		Germany: 5.2%
14,789		Adidas AG	624,490
9,506		Deutsche Boerse AG	752,243
15,307		SAP AG ADR	723,256
5,404		Wacker Chemie AG	719,334
			2,819,323
		Hong Kong: 5.8%
626,000		Agile Property Holdings Ltd.	882,194
122,100		Esprit Holdings Ltd.	879,265
155,000		Hang Lung Properties Ltd.	566,277
278,000		Li & Fung Ltd.	819,099
			3,146,835
		India: 2.7%
7,626		HDFC Bank Ltd. ADR	745,594
16,964		Infosys Technologies Ltd. ADR	729,961
			1,475,555
		Israel: 1.2%
11,741		Teva Pharmaceutical Industries Ltd. ADR	626,265
			626,265
		Italy: 1.1%
22,153		Saipem S.p.A.	600,361
			600,361
		Japan: 10.4%
9,400		Fanuc Ltd.	768,061
836		Jupiter Telecommunications Co.	701,695
33,000		NGK Insulators Ltd.	742,976
11,100		Shin-Etsu Chemical Co., Ltd.	595,324
207		Sony Financial Holdings, Inc.	637,568
11,900		Terumo Corp.	603,009
20,100		Toyota Motor Corp.	843,664
12,190		Yamada Denki Co., Ltd.	760,960
			5,653,257
		Luxembourg: 2.2%
15,966	@	Millicom International Cellular SA	1,183,879
			1,183,879

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
		Mexico: 1.2%
18,605		Wal-Mart de Mexico SA de CV ADR		$630,710
				630,710
		Norway: 1.3%
91,371	@	Renewable Energy Corp. A/S		726,191
				726,191
		Russia: 1.1%
29,986	@	OAO Gazprom ADR		619,210
				619,210
		South Africa: 1.2%
38,361		MTN Group Ltd.		631,333
				631,333
		South Korea: 1.3%
2,488		Samsung Electronics Co., Ltd. GDR		733,314
				733,314
		Spain: 4.3%
49,854		Banco Santander Central Hispano SA		721,935
35,175		Gamesa Corp. Tecnologica SA		760,898
35,005		Telefonica SA		870,914
				2,353,747
		Switzerland: 7.8%
33,195	@	ABB Ltd.		606,749
17,754		Credit Suisse Group		838,980
38,508	@	Logitech International SA		644,624
15,027		Nestle SA		617,526
13,772		Novartis AG		629,236
5,634		Roche Holding AG - Genusschein		888,182
				4,225,297
		United Kingdom: 14.8%
359,730		ARM Holdings PLC		758,561
58,577	@	Autonomy Corp. PLC		1,150,281
42,884		BG Group PLC		716,076
78,438		British Sky Broadcasting PLC		715,367
81,484		ICAP PLC		617,267
117,086		Prudential PLC		876,832
71,424		Smith & Nephew PLC		565,886
30,695		Standard Chartered PLC		728,724
132,442		Tesco PLC		811,260
37,567		Vedanta Resources PLC		1,107,543
				8,047,797
		Total Common Stock
		(Cost $50,994,633)		53,634,699
EXCHANGE-TRADED FUNDS: 1.0%
		Developed Markets: 0.8%
8,588		iShares MSCI EAFE Index Fund		432,921
				432,921
		Emerging Markets: 0.2%
3,300		iShares MSCI Emerging Markets Index Fund		117,876
				117,876
		Total Exchange-Traded Funds
		(Cost $510,673)		550,797

		Total Investments in Securities
		(Cost $51,505,306)*	99.6%	$54,185,496
		Other Assets and Liabilities - Net	0.4	225,962
		Net Assets	100.0%	$54,411,458

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $58,307,809.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,609,122
		Gross Unrealized Depreciation		(9,731,435)
		Net Unrealized Depreciation		$(4,122,313)

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apparel	1.2%
Auto Manufacturers	1.6
Banks	10.7
Beverages	1.4
Biotechnology	1.4
Chemicals	2.4
Computers	2.5
Distribution/Wholesale	1.5
Diversified Financial Services	2.5
Electric	1.6
Electrical Components & Equipment	3.4
Electronics	1.4
Energy - Alternate Sources	1.3
Engineering & Construction	2.5
Food	3.7
Healthcare - Products	2.2
Insurance	6.3
Internet	3.5
Machinery - Diversified	1.4
Media	3.6
Mining	9.4
Oil & Gas	7.9
Oil & Gas Services	1.1
Pharmaceuticals	5.0
Real Estate	2.7
Retail	5.4
Semiconductors	2.7
Software	3.4
Telecommunications	4.9
Other Long-Term Investments	1.0
Other Assets and Liabilities - Net	0.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Australia	$—	$2,554,111	$—
Belgium	—	771,123	—
Brazil	1,760,338	765,227	—
Canada	4,609,478	—	—
China	—	3,592,839	—
Denmark	—	1,624,223	—
France	544,368	3,939,918	—
Germany	723,256	2,096,067	—
Hong Kong	—	3,146,835	—
India	1,475,555	—	—
Israel	626,265	—	—
Italy	—	600,361	—
Japan	—	5,653,257	—
Luxembourg	1,183,879	—	—
Mexico	630,710	—	—
Norway	—	726,191	—
Russia	—	619,210	—
South Africa	—	631,333	—
South Korea	733,314	—	—
Spain	721,935	1,631,812	—
Switzerland	644,624	3,580,673	—
United Kingdom	—	8,047,797	—
Total Common Stock	13,653,722	39,980,977	—
Exchange-Traded Funds	550,797	—	—
Total	$14,204,519	$39,980,977	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.1%
		Australia: 6.4%
21,984		Australia & New Zealand Banking Group Ltd.	$339,583
67,194		Foster’s Group Ltd.	301,920
61,990		Insurance Australia Group	189,631
93,156		Macquarie Airports Management Ltd.	193,315
52,191		Suncorp-Metway Ltd.	309,470
12,512		Wesfarmers Ltd.	269,518
			1,603,437
		Brazil: 2.2%
5,317		Petroleo Brasileiro SA ADR	179,183
8,591		Tele Norte Leste Participacoes SA ADR	132,215
14,186		Vale SA ADR	243,999
			555,397
		Canada: 4.0%
78,135		Bombardier, Inc. - Class B	277,072
8,549		Enerplus Resources Fund	186,368
4,252		Toronto Dominion Bank	249,101
10,477	@	TransCanada Corp.	297,995
			1,010,536
		Finland: 0.9%
16,285		Nokia OYJ	218,975
			218,975
		France: 10.2%
4,401		Accor SA	187,938
6,511		Carrefour SA	305,294
4,692		Cie de Saint-Gobain	189,764
10,079		Gaz de France	385,081
5,524		Sanofi-Aventis	361,419
6,396		Total SA	354,725
7,623		Vinci SA	387,989
14,510		Vivendi	371,942
			2,544,152
		Germany: 9.7%
2,032		Allianz AG	200,627
6,617		Bayer AG	405,522
3,190		Deutsche Boerse AG	252,436
10,286		E.ON AG	388,641
2,226		Linde AG	209,826
3,479		MAN AG	240,137
2,500		Muenchener Rueckversicherungs AG	378,359
2,613		Siemens AG	208,235
4,809		ThyssenKrupp AG	147,766
			2,431,549
		Hong Kong: 1.4%
4,763		China Mobile Ltd. ADR	249,915
15,605		CLP Holdings Ltd.	106,059
			355,974
		Ireland: 0.7%
7,416		CRH PLC	179,993
			179,993
		Italy: 8.2%
5,747		Autostrade S.p.A.	126,978
22,798		Banche Popolari Unite Scpa	318,436
20,062		ENI S.p.A.	468,782
26,222		Italcementi S.p.A. RSP	182,807
40,088		Mediaset S.p.A.	242,403
51,078		Milano Assicurazioni S.p.A.	174,191
62,924		Saras S.p.A.	175,786
101,891		Terna S.p.A	359,120
			2,048,503
		Japan: 7.7%
19,000		Mitsui OSK Lines Ltd.	115,262
1,200		Nintendo Co., Ltd.	322,409
224		NTT DoCoMo, Inc.	323,496
10,000		Shiseido Co., Ltd.	163,106
5,800		Sumitomo Mitsui Financial Group, Inc.	246,891
44,000		Sumitomo Trust & Banking Co., Ltd.	239,844
8,500		Takeda Pharmaceutical Co., Ltd.	342,420
5,000	@	Trend Micro, Inc.	172,007
			1,925,435

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Netherlands: 6.2%
2,608		Akzo Nobel NV	$143,109
6,008		Heineken NV	238,967
25,549		Reed Elsevier NV	267,173
19,090		Royal Dutch Shell PLC	499,993
14,451		Unilever NV	393,846
			1,543,088
		New Zealand: 0.7%
95,476		Telecom Corp. of New Zealand Ltd.	176,664
			176,664
		Poland: 0.9%
44,099		Telekomunikacja Polska SA	225,808
			225,808
		Singapore: 0.9%
22,500		DBS Group Holdings Ltd.	217,035
			217,035
		South Korea: 1.4%
11,331		KT Corp. ADR	181,976
3,743		S-Oil Corp.	178,247
			360,223
		Spain: 7.4%
25,191		Banco Bilbao Vizcaya Argentaria SA	412,423
26,306		Banco Santander Central Hispano SA	380,937
45,750		Iberdrola SA	392,249
5,019		Inditex SA	270,086
15,420		Telefonica SA	383,645
			1,839,340
		Sweden: 1.2%
11,880		Svenska Handelsbanken AB	290,084
			290,084
		Switzerland: 5.9%
14,993	@	ABB Ltd.	274,047
11,820		Nestle SA	485,736
8,383		Novartis AG	383,015
1,682		Zurich Financial Services AG	330,308
			1,473,106
		Taiwan: 1.0%
24,396		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	255,426
			255,426
		Thailand: 0.8%
37,100		Siam Cement PCL	201,015
			201,015
		United Kingdom: 17.3%
7,753		AstraZeneca PLC	361,121
42,814		BP PLC	355,044
12,261		British American Tobacco PLC	380,576
143,032		BT Group PLC	301,951
15,739		Diageo PLC	245,351
19,476		GlaxoSmithKline PLC	373,152
17,917		Greene King PLC	126,610
45,443		HSBC Holdings PLC	459,831
6,496		Johnson Matthey PLC	153,371
18,472		Scottish & Southern Energy PLC	341,920
15,166		Smiths Group PLC	182,402
84,416		Stagecoach Group PLC	191,198
29,343		United Utilities Group PLC	220,898
181,205		Vodafone Group PLC	372,558
32,231		WPP PLC	248,586
			4,314,569
		Total Common Stock
		(Cost $23,598,734)	23,770,309
REAL ESTATE INVESTMENT TRUSTS: 1.7%
		Australia: 0.5%
13,265		Westfield Group	125,044
			125,044
		Netherlands: 0.6%
2,629		Corio NV	145,534
			145,534
		United Kingdom: 0.6%
19,312		British Land Co. PLC	140,266
			140,266

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
		Total Real Estate Investment Trusts
		(Cost $550,132)		410,844
		Total Investments in Securities
		(Cost $24,148,866)*	96.8%	$24,181,153
		Other Assets and Liabilities - Net	3.2	802,484
		Net Assets	100.0%	$24,983,637

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $25,983,187.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,906,589
		Gross Unrealized Depreciation		(4,708,623)
		Net Unrealized Depreciation		$(1,802,034)

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	1.5%
Banks	13.9
Beverages	3.1
Building Materials	3.0
Chemicals	3.6
Commercial Services	0.5
Cosmetics/Personal Care	0.7
Diversified	1.2
Diversified Financial Services	1.0
Electric	7.9
Engineering & Construction	3.4
Food	4.7
Insurance	5.1
Internet	0.7
Iron/Steel	0.6
Lodging	0.7
Machinery - Diversified	1.0
Media	4.5
Mining	1.0
Miscellaneous Manufacturing	2.7
Oil & Gas	9.6
Pharmaceuticals	7.3
Pipelines	1.2
Retail	2.7
Semiconductors	1.0
Shopping Centers	0.5
Telecommunications	10.3
Toys/Games/Hobbies	1.3
Transportation	1.2
Water	0.9
Other Assets and Liabilities - Net	3.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Australia	$—	$1,603,437	$—
Brazil	555,397	—	—
Canada	1,010,536	—	—
Finland	—	218,975	—
France	—	2,544,152	—
Germany	—	2,431,549	—
Hong Kong	249,915	106,059	—
Ireland	—	179,993	—
Italy	—	2,048,503	—
Japan	—	1,925,435	—
Netherlands	—	1,543,088	—
New Zealand	—	176,664	—
Poland	—	225,808	—
Singapore	—	217,035	—
South Korea	181,976	178,247	—
Spain	380,937	1,458,403	—
Sweden	—	290,084	—
Switzerland	—	1,473,106	—
Taiwan	255,426	—	—
Thailand	—	201,015	—
United Kingdom	—	4,314,569	—
Total Common Stock	2,634,187	21,136,122	—
Real Estate Investment Trusts	—	410,844	—
Total	$2,634,187	$21,546,966	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Australia: 3.3%
33,131		CSL Ltd.	$840,983
20,551		Rio Tinto Ltd.	1,036,136
			1,877,119
		Belgium: 1.4%
20,535		Anheuser-Busch InBev NV	814,684
			814,684
		Brazil: 4.7%
45,045		Banco Itau Holding Financeira SA ADR	805,855
22,232		Petroleo Brasileiro SA ADR	916,848
48,800		Vale SA ADR	962,824
			2,685,527
		Canada: 8.6%
52,376		Cameco Corp.	1,448,196
48,884		Manulife Financial Corp.	1,188,370
20,607		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	572,539
17,384		Shoppers Drug Mart Corp.	726,344
30,224	@	Suncor Energy, Inc.	981,676
			4,917,125
		China: 6.8%
622,000		China Communications Construction Co., Ltd.	804,516
305,000		China Merchants Bank Co., Ltd.	715,079
861,000		Industrial and Commercial Bank of China Ltd.	618,251
558,000		PetroChina Co., Ltd.	657,407
79,600		Tencent Holdings Ltd.	1,072,909
			3,868,162
		Denmark: 3.0%
10,141		Novo-Nordisk A/S	593,400
16,327	@	Vestas Wind Systems A/S	1,149,221
			1,742,621
		France: 8.4%
42,005		AXA SA	886,653
11,719		BNP Paribas	850,929
18,546		Electricite de France	918,482
11,000		Groupe Danone	588,881
9,091		Iliad SA	970,523
10,509		Total SA ADR	584,826
			4,800,294
		Germany: 5.2%
15,560		Adidas AG	657,047
10,309		Deutsche Boerse AG	815,787
16,135		SAP AG ADR	762,379
5,804		Wacker Chemie AG	772,579
			3,007,792
		Hong Kong: 5.9%
672,000		Agile Property Holdings Ltd.	947,019
131,100		Esprit Holdings Ltd.	944,076
167,000		Hang Lung Properties Ltd.	610,118
298,000		Li & Fung Ltd.	878,027
			3,379,240
		India: 2.7%
8,058		HDFC Bank Ltd. ADR	787,831
17,912		Infosys Technologies Ltd. ADR	770,753
			1,558,584
		Israel: 1.2%
12,397		Teva Pharmaceutical Industries Ltd. ADR	661,256
			661,256
		Italy: 1.1%
23,815		Saipem S.p.A.	645,402
			645,402
		Japan: 10.6%
10,200		Fanuc Ltd.	833,428
903		Jupiter Telecommunications Co.	757,932
35,000		NGK Insulators Ltd.	788,004
11,800		Shin-Etsu Chemical Co., Ltd.	632,867
225		Sony Financial Holdings, Inc.	693,008
12,800		Terumo Corp.	648,615
21,700		Toyota Motor Corp.	910,822
13,090		Yamada Denki Co., Ltd.	817,142
			6,081,818
		Luxembourg: 1.7%
12,983	@, L	Millicom International Cellular SA	962,689
			962,689
		Mexico: 1.2%
19,574		Wal-Mart de Mexico SA de CV ADR	663,559
			663,559

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Norway: 1.3%
96,745	@	Renewable Energy Corp. A/S	$768,902
			768,902
		Russia: 1.1%
31,660	@	OAO Gazprom ADR	653,778
			653,778
		South Africa: 1.2%
41,292		MTN Group Ltd.	679,571
			679,571
		South Korea: 1.4%
2,675		Samsung Electronics Co., Ltd. GDR	788,430
			788,430
		Spain: 4.4%
53,380		Banco Santander Central Hispano SA	772,995
37,613		Gamesa Corp. Tecnologica SA	813,637
37,622		Telefonica SA	936,025
			2,522,657
		Switzerland: 7.9%
35,616	@	ABB Ltd.	651,001
19,280		Credit Suisse Group	911,093
41,497	@	Logitech International SA	694,660
16,100		Nestle SA	661,621
14,780		Novartis AG	675,291
5,965		Roche Holding AG - Genusschein	940,364
			4,534,030
		Taiwan: 0.0%
450		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,712
			4,712
		United Kingdom: 15.0%
386,053		ARM Holdings PLC	814,069
61,975	@	Autonomy Corp. PLC	1,217,002
46,163		BG Group PLC	770,828
83,109		British Sky Broadcasting PLC	757,968
87,457		ICAP PLC	662,514
125,737		Prudential PLC	941,618
75,253		Smith & Nephew PLC	596,223
32,830		Standard Chartered PLC	779,410
142,013		Tesco PLC	869,886
40,395		Vedanta Resources PLC	1,190,918
			8,600,436
		Total Common Stock
		(Cost $55,144,983)	56,218,388
EXCHANGE-TRADED FUNDS: 1.3%
		Developed Markets: 1.0%
11,409		iShares MSCI EAFE Index Fund	575,128
			575,128
		Emerging Markets: 0.3%
4,302		iShares MSCI Emerging Markets Index Fund	153,667
			153,667
		Total Exchange-Traded Funds
		(Cost $710,207)	728,795
		Total Long-Term Investments
		(Cost $55,855,190)	56,947,183

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.2%
		Securities Lending Collateral(cc): 0.2%
$152,765		Bank of New York Mellon Corp. Institutional Cash Reserves		$136,812
		Total Short-Term Investments
		(Cost $152,765)		136,812
		Total Investments in Securities
		(Cost $56,007,955)*	99.6%	$57,083,995
		Other Assets and Liabilities - Net	0.4	208,044
		Net Assets	100.0%	$57,292,039

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2009.
	*	Cost for federal income tax purposes is $56,044,668.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,024,232
		Gross Unrealized Depreciation		(984,905)
		Net Unrealized Appreciation		$1,039,327

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apparel	1.1%
Auto Manufacturers	1.6
Banks	10.9
Beverages	1.4
Biotechnology	1.5
Chemicals	2.4
Communications	1.0
Computers	2.6
Distribution/Wholesale	1.5
Diversified Financial Services	2.6
Electric	1.6
Electrical Components & Equipment	3.4
Electronics	1.4
Energy - Alternate Sources	1.3
Engineering & Construction	2.5
Food	3.7
Healthcare - Products	2.2
Insurance	6.5
Internet	3.6
Machinery - Diversified	1.5
Media	2.6
Mining	8.1
Oil & Gas	8.0
Oil & Gas Services	1.1
Pharmaceuticals	5.0
Real Estate	2.7
Retail	5.5
Semiconductors	2.8
Software	3.5
Telecommunications	4.5
Other Long-Term Investments	1.3
Short-Term Investments	0.2
Other Assets and Liabilities - Net	0.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Australia	$—	$1,877,119	$—
Belgium	—	814,684	—
Brazil	1,879,672	805,855	—
Canada	4,917,125	—	—
China	—	3,868,162	—
Denmark	—	1,742,621	—
France	584,826	4,215,468	—
Germany	762,379	2,245,413	—
Hong Kong	—	3,379,240	—
India	1,558,584	—	—
Israel	661,256	—	—
Italy	—	645,402	—
Japan	—	6,081,818	—
Luxembourg	962,689	—	—
Mexico	663,559	—	—
Norway	—	768,902	—
Russia	—	653,778	—
South Africa	—	679,571	—
South Korea	788,430	—	—
Spain	772,995	1,749,662	—
Switzerland	694,660	3,839,370	—
Taiwan	4,712	—	—
United Kingdom	—	8,600,436	—
Total Common Stock	14,250,887	41,967,501	—
Exchange-Traded Funds	728,795	—	—
Short-Term Investments	—	136,812	—
Total	$14,979,682	$42,104,313	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 54.8%
		Australia: 0.8%
631,800		Lend Lease Corp., Ltd.	$4,088,142
			4,088,142
		Brazil: 1.2%
556,300	@	BR Malls Participacoes SA	5,784,387
			5,784,387
		Canada: 0.2%
99,250	@	Brookfield Properties Co.	938,905
			938,905
		China: 1.5%
3,687,500		Kwg Property Holding Ltd.	2,803,839
751,600		Shimao Property Holdings Ltd.	1,506,955
3,061,700		Sino-Ocean Land Holdings Ltd.	3,261,732
			7,572,526
		Finland: 0.2%
378,960	@	Sponda OYJ	1,096,722
			1,096,722
		Germany: 0.1%
12,580		Deutsche Euroshop AG	382,024
			382,024
		Hong Kong: 25.6%
2,361,065		Cheung Kong Holdings Ltd.	30,431,015
615,000		China Resources Land Ltd.	1,498,852
663,000		Great Eagle Holding Co.	1,534,786
930,700		Hang Lung Group Ltd.	4,810,112
2,272,900		Hang Lung Properties Ltd.	8,303,809
983,000		Henderson Land Development Co., Ltd.	6,476,880
1,815,600		Hongkong Land Holdings Ltd.	7,064,983
1,882,500		Kerry Properties Ltd.	9,690,148
2,575,000		New World China Land Ltd.	1,621,468
3,401,500		Shui On Land Ltd.	2,403,400
1,807,700		Sino Land Co.	3,678,093
2,551,500		Sun Hung Kai Properties Ltd.	38,738,733
1,460,550		Wharf Holdings Ltd.	6,853,007
1,221,000		Wheelock & Co., Ltd.	3,461,226
			126,566,512
		India: 0.1%
382,800		Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	719,297
			719,297
		Japan: 18.2%
216,200		Aeon Mall Co., Ltd.	4,553,353
95,200		Daito Trust Construction Co., Ltd.	4,668,437
1,607,300		Mitsubishi Estate Co., Ltd.	26,677,895
1,612,477		Mitsui Fudosan Co., Ltd.	29,528,567
1,988		NTT Urban Development Corp.	1,875,126
1,117,100		Sumitomo Realty & Development Co., Ltd.	22,906,139
			90,209,517
		Luxembourg: 0.2%
89,770		GAGFAH SA	758,156
			758,156
		Philippines: 0.3%
8,527,200		Ayala Land, Inc.	1,611,165
			1,611,165
		Singapore: 3.2%
3,938,700		CapitaLand Ltd.	10,446,547
763,000		City Developments Ltd.	5,365,672
			15,812,219
		Sweden: 1.1%
347,897		Castellum AB	2,555,616
148,293		Hufvudstaden AB	969,948
319,560		Kungsleden AB	1,715,125
			5,240,689
		Switzerland: 0.8%
54,270	@	PSP Swiss Property AG	2,885,159
26,210	@	Swiss Prime Site AG	1,257,374
			4,142,533

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Thailand: 0.2%
1,929,000	I	Central Pattana PCL	$1,047,842
			1,047,842
		United Kingdom: 1.1%
2,065,076	I	Hansteen Holdings PLC	2,708,070
1,351,100	I	Safestore Holdings Ltd.	2,210,952
90,700	@, I	Yatra Capital Ltd.	491,888
			5,410,910
		Total Common Stock
		(Cost $260,938,675)	271,381,546
REAL ESTATE INVESTMENT TRUSTS: 43.4%
		Australia: 15.1%
2,009,600		CFS Retail Property Trust	2,862,003
3,293,700	I	Challenger Diversified Property Group	1,250,924
1,548,100		Charter Hall Group	600,491
3,271,300		Commonwealth Property Office Fund	2,306,413
14,127,057		Dexus Property Group	8,581,141
17,560,200		GPT Group	7,751,487
3,169,000		Macquarie CountryWide Trust	1,385,349
3,920,058	@	Macquarie Goodman Group	1,665,852
7,217,917		Mirvac Group	7,609,965
4,552,500		Stockland	11,883,195
3,041,039		Westfield Group	28,666,582
			74,563,402
		Canada: 1.7%
117,400	@, #	Calloway Real Estate Investment Trust	1,538,814
62,500		Canadian Real Estate Investment Trust	1,386,052
201,200		Cominar Real Estate Investment Trust	3,186,328
173,600		RioCan Real Estate Investment Trust	2,501,065
			8,612,259
		France: 8.6%
27,448		Fonciere Des Regions	2,404,087
17,740		Gecina SA	1,460,184
32,570		ICADE	2,851,914
383,313		Klepierre	10,959,278
88,948		Mercialys	2,979,718
124,152		Unibail	21,688,833
			42,344,014
		Hong Kong: 1.0%
2,145,200		Link Real Estate Investment Trust	4,866,940
			4,866,940
		Japan: 6.3%
452		Frontier Real Estate Investment Corp.	2,910,956
70		Japan Excellent, Inc.	339,060
315		Japan Logistics Fund, Inc.	2,126,091
483		Japan Real Estate Investment Corp.	4,028,399
297		Japan Retail Fund Investment Corp.	1,486,438
924		Kenedix Realty Investment Corp.	3,085,370
163		Nippon Accommodations Fund, Inc.	807,697
621		Nippon Building Fund, Inc.	5,565,558
307		Nomura Real Estate Office Fund, Inc.	2,010,776
657		Orix JREIT, Inc.	3,220,329
524		Tokyu Real Estate Investment Trust, Inc.	2,901,351
66		Top REIT, Inc.	274,001
472		United Urban Investment Corp.	2,360,542
			31,116,568
		Netherlands: 2.2%
155,477		Corio NV	8,606,791
43,523		Eurocommercial Properties NV	1,479,268
17,980		Vastned Retail NV	968,289
			11,054,348
		Singapore: 1.3%
3,888,553		Ascendas Real Estate Investment Trust	4,584,267
1,786,483		CapitaMall Trust	1,957,724
			6,541,991

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
		United Kingdom: 7.2%
1,077,536		British Land Co. PLC		$7,826,282
127,810		Derwent Valley Holdings PLC		2,060,631
1,036,998		Hammerson PLC		5,969,195
1,437,431		Land Securities Group PLC		12,794,152
550,133	@	Liberty International PLC		4,002,332
403,924		Segro PLC		1,862,272
187,333		Shaftesbury PLC		1,035,617
				35,550,481
		Total Real Estate Investment Trusts
		(Cost $243,303,129)		214,650,003
MUTUAL FUNDS: 0.2%
		Luxembourg: 0.2%
262,330	@	Prologis European Properties		1,171,387
		Total Mutual Funds
		(Cost $1,088,807)		1,171,387
		Total Long-Term Investments
		(Cost $505,330,611)		487,202,936
		Total Investments in Securities
		(Cost $505,330,611)*	98.4%	$487,202,936
		Other Assets and Liabilities - Net	1.6	7,962,943
		Net Assets	100.0%	$495,165,879

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid Security
	*	Cost for federal income tax purposes is $559,644,181.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$48,500,762
		Gross Unrealized Depreciation		(120,942,007)
		Net Unrealized Depreciation		$(72,441,245)

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apartments	0.2%
Closed-End Funds	0.2
Diversified	28.2
Engineering & Construction	0.1
Holding Companies - Diversified	1.4
Lodging	1.1
Office Property	4.7
Real Estate	51.8
Shopping Centers	9.9
Storage/Warehousing	0.4
Warehouse/Industrial	0.4
Other Assets and Liabilities - Net	1.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Australia	$—	$4,088,142	$—
Brazil	5,784,387	—	—
Canada	938,905	—	—
China	—	7,572,526	—
Finland	—	1,096,722	—
Germany	—	382,024	—
Hong Kong	—	126,566,512	—
India	—	719,297	—
Japan	—	90,209,517	—
Luxembourg	—	758,156	—
Philippines	—	1,611,165	—
Singapore	—	15,812,219	—
Sweden	—	5,240,689	—
Switzerland	—	4,142,533	—
Thailand	—	1,047,842	—
United Kingdom	491,888	4,919,022	—
Total Common Stock	7,215,180	264,166,366	—
Real Estate Investment Trusts	10,474,531	204,175,472	—
Mutual Funds	—	1,171,387	—
Total	$17,689,711	$469,513,225	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 90.9%
		Argentina: 0.1%
16,886	@	Telecom Argentina SA ADR	$230,832
			230,832
		Australia: 4.1%
65,734		AJ Lucas Group Ltd.	198,415
145,910		Ansell Ltd.	1,128,273
139,123		Aquarius Platinum Ltd.	598,558
2,208,603	@	Australian Worldwide Exploration Ltd.	4,936,125
114,500		AWB Ltd.	125,894
183,872	@	Babcock & Brown Capital Ltd.	173,323
21,850		Caltex Australia Ltd.	238,155
119,510		Challenger Financial Services Group Ltd.	266,547
172,096		Computershare Ltd.	1,411,791
73,418		Downer EDI Ltd.	396,285
1,118,518		Emeco Holdings Ltd.	512,586
13,500		Energy Resources of Australia Ltd.	285,322
17,482		Felix Resources Ltd.	261,511
13,637		Flight Centre Ltd.	110,428
799,422		Futuris Corp., Ltd.	254,924
103,223		Goodman Fielder Ltd.	119,495
51,800		Healthscope Ltd.	187,858
415,636	@	Iluka Resources Ltd.	1,094,543
55,501		IMF Australia Ltd.	66,780
94,931		International Ferro Metals Ltd.	79,289
767,621		John Fairfax Holdings Ltd.	942,808
49,400	@	Kingsgate Consolidated Ltd.	287,899
23,648		MacArthur Coal Ltd.	154,921
851,194		Macmahon Holdings Ltd.	318,980
356,951		NRW Holdings Ltd.	340,005
111,936	@	Pan Pacific Petroleum NL	46,302
650,475		Sigma Pharmaceuticals Ltd.	702,295
143,038		Sonic Healthcare Ltd.	1,395,129
225,251		Transpacific Industries Group Ltd.	228,055
			16,862,496
		Austria: 1.3%
35,889		Andritz AG	1,574,809
9,200	@	bwin Interactive Entertainment	377,163
25,000		Kapsch TrafficCom AG	771,725
17,585		Oesterreichische Post AG	539,271
29,633		Rosenbauer International AG	1,147,224
23,500		Schoeller-Bleckmann Oilfield Equipment AG	837,910
13,339		Zumtobel AG	143,516
			5,391,618
		Belgium: 1.1%
134,000	@	AGFA-Gevaert NV	414,286
3,008		Compagnie d’Entreprises CFE	133,898
1,326		D’ieteren SA	286,606
22,133		EVS Broadcast Equipment SA	1,283,625
6,642		Ion Beam Applications	61,452
3,900		Mobistar SA	248,425
48,986		Nyrstar	427,916
41,000	@	Telenet Group Holding NV	940,696
20,807		Tessenderlo Chemie NV	730,867
			4,527,771
		Bermuda: 0.7%
73,363		Catlin Group Ltd.	378,795
88,200		Hiscox Ltd.	445,790
184,563		Lancashire Holdings Ltd.	1,397,123
848,000		Regal Hotels International Holdings Ltd.	271,964
13,981		Signet Jewelers Ltd.	311,875
			2,805,547
		Brazil: 0.0%
11,800		Grendene SA	131,234
			131,234
		Canada: 4.4%
17,298	@	Aastra Technologies Ltd.	369,324
7,189		Aecon Group, Inc.	67,335
10,800		AGF Management Ltd.	153,491
139,472		Alamos Gold, Inc.	1,254,568
229,700		Alimentation Couche-Tard, Inc.	3,629,143
5,400		Atco Ltd.	192,941
9,500		Baytex Energy Trust	194,013
17,300		Biovail Corp.	230,453
5,000		Bird Construction Income Fund	119,517
4,600		Blue Pearl Mining Ltd.	67,126
112,500		Capstone Mining Corp.	315,386
164,628	@	Celestica, Inc.	1,314,273
15,600		Centerra Gold, Inc.	99,197
342,366	@	CGI Group, Inc. - Class A	3,480,072
74,561		Chemtrade Logistics Income Fund	532,949
15,300		Corus Entertainment, Inc.	209,492

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Canada (continued)
57,400		Dorel Industries, Inc.	$1,332,096
33,100		Enerflex Systems Income Fund	303,269
28,300		Flint Energy Services Ltd.	272,426
9,800		Garda World Security Corp.	45,031
4,100		Genivar Income Fund	90,392
23,376		Home Capital Group Inc.	739,960
21,500		Keyera Facilities Income Fund	380,005
11,400		Laurentian Bank of Canada	378,324
12,000		Linamar Corp.	126,879
136,900	@	Northgate Minerals Corp.	324,061
63,526		OceanaGold Corp.	53,639
5,600	@	Open Text Corp.	212,252
25,500		Pacific Rubiales Energy Corp.	272,694
12,000		Quebecor, Inc.	211,539
11,400	@	Rona, Inc.	145,298
7,900		Russel Metals, Inc.	122,469
106,200		SEMAFO, Inc.	224,772
110,000		Western Canadian Coal Co.	282,850
20,600		Westjet Airlines Ltd.	198,877
17,500		Westshore Terminals Income Fund	200,627
			18,146,740
		China: 1.0%
175,000		Beijing Jingkelong Co., Ltd.	126,671
2,216,000	@	China Southern Airlines Co., Ltd.	794,658
702,800		China Zhongwang Holdings Ltd.	941,293
185,000		GCL Poly Energy Holdings Ltd.	82,428
268,000		People’s Food Holdings Ltd.	130,444
1,378,000		SinoCom Software Group Ltd.	183,347
11,075	@	Sohucom, Inc.	677,458
567,000		SunVic Chemical Holdings Ltd.	72,842
2,738,000		Tianneng Power International Ltd.	1,239,104
			4,248,245
		Denmark: 0.9%
23,608		East Asiatic Co., Ltd. A/S	868,192
16,500		H Lundbeck A/S	320,334
17,801	@	TK Development	84,716
8,000	@	Topdanmark A/S	1,092,067
17,200		TrygVesta A/S	1,158,372
			3,523,681
		Finland: 0.4%
31,000		Elisa OYJ	569,080
64,000		F-Secure OYJ	237,260
4,266		HKScan Oyj	53,754
20,975		Huhtamaki Oyj	236,773
100,704		Oriola-KD OYJ	470,585
9,468		Outotec OYJ	224,596
			1,792,048
		France: 5.5%
50,000	@	Alten	969,592
2,300		April Group	89,235
2,785		Bacou Dalloz	169,719
3,302		Boiron SA	114,177
8,815		Bonduelle S.C.A.	746,055
1,399		Bongrain SA	84,387
27,830		Bourbon SA	1,169,698
14,000		Boursorama	129,313
32,635		Bull SA	119,711
3,500		CNP Assurances	319,215
92,744		Derichebourg	272,165
2,139	@	Easydentic	24,978
119,367		Groupe Eurotunnel SA	707,905
5,147		Groupe Steria SCA	124,278
211,472		Havas SA	615,335
25,913	@	Homair SA	83,644
26,000		Ipsen	1,196,529
9,500		IPSOS	247,824
11,200		Lagardere SCA	417,904
6,400		M6-Metropole Television	127,818
5,500	@	Maximiles	60,486
24,000	@	Meetic	766,082
6,100		Neopost SA	519,521
2,322		Nexans SA	156,249
24,300		PagesJaunes Groupe SA	261,877
167,584		Rallye SA	4,923,861
8,898	@	Recylex SA	91,429
13,380		Rhodia SA	145,725
14,363		Rubis	1,168,548
27,000		Saft Groupe SA	1,055,125
7,808		Scor SA	187,551
5,588		SEB SA	266,667
17,762	@	SeLoger.com	570,784
2,900		Societe BIC SA	173,971
4,718		Sopra Group SA	202,919
27,000	@	Store Electronic	529,746
37,135		Sword Group	1,001,435
318,923	@, L	Thomson	425,418
60,107		Valeo SA	1,592,724
4,669		Virbac SA	426,047
13,000		Zodiac SA	502,240
			22,757,887

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Germany: 5.6%
12,460	@	Air Berlin PLC	$59,855
13,000		Bauer AG	467,883
60,095		Bechtle AG	1,176,392
26,700		Bilfinger Berger AG	1,400,833
6,200	@	Centrotherm Photovoltaics AG	319,745
9,000		CTS Eventim AG	367,739
61,710		Demag Cranes AG	1,527,796
5,127		Duerr AG	75,924
14,000		ElringKlinger AG	269,184
6,253		Fresenius Medical Care AG & Co. KGaA	287,190
22,000		Gerresheimer AG	491,419
6,681		Gesco AG	351,599
20,000		GFK SE	462,185
81,020		Gildemeister AG	869,019
18,500		Grenkeleasing AG	658,940
6,950		Hannover Rueckversicheru - Reg	283,214
9,000		Hawesko Holding AG	237,201
34,900	@	Infineon Technologies AG	142,954
11,543		Kloeckner & Co. AG	296,218
5,341		Koenig & Bauer AG	70,012
6,700		Lanxess	194,614
125,231		Medion AG	1,430,671
23,700	@	Morphosys AG	550,672
170,601		MTU Aero Engines Holding AG	6,202,976
5,700	@	Open Business Club AG	231,191
23,100		Rheinmetall AG	1,122,870
27,000		SFC Smart Fuel Cell AG	241,232
30,000		Symrise	482,062
261		Takkt AG	3,252
15,000		Tipp24 SE	426,383
57,120		Tognum AG	795,323
40,000		United Internet AG	509,500
4,207		Wincor Nixdorf AG	225,515
75,500		Wirecard AG	810,829
1,364		Wuestenrot & Wuerttembergische	29,195
			23,071,587
		Greece: 0.4%
53,502		Aegean Airlines SA	321,681
41,000		Jumbo SA	446,877
67,723		Paragon Shipping, Inc.	283,082
6,190		Public Power Corp.	134,769
8,300		Titan Cement Co. SA	240,221
200,000		Veterin SA	282,900
			1,709,530
		Hong Kong: 4.9%
2,714,000	@	Beijing Enterprises Water Group Ltd.	570,812
697,000		Belle International Holdings	704,079
4,720,000	@	Brilliance China Automotive	674,624
159,000		Cathay Pacific Airways Ltd.	247,105
51,898	L	CDC Corp. - Class A	158,289
4,418,000		Champion Technology Holdings Ltd.	167,636
79,000		Cheung Kong Infrastructure Holdings Ltd.	287,658
246,000		China Everbright Ltd.	766,903
191,000		China Insurance International Holdings Co., Ltd.	574,949
264,000		China Mengniu Dairy Co. Ltd.	630,503
740,660		China Resources Gas Group Ltd.	619,927
1,707,000		Citic 1616 Holdings Ltd.	417,776
403,000	@	Citic Pacific Ltd.	1,145,933
216,000		Coslight Technology International Group Ltd.	199,720
604,800		Dah Sing Banking Group Ltd.	694,726
716,500		Dickson Concepts International Ltd.	378,382
324,000	@	Dynamic Energy Holdings Ltd.	42,371
1,081,111	@	eSun Holdings Ltd.	162,816
4,125,000	L	Geely Automobile Holdings Ltd.	1,002,891
4,435,000		Genesis Energy Holdings Ltd.	165,433
6,523,840	@	Global Green Tech Group Ltd.	416,153
603,000		Goldlion Holdings Ltd.	161,610
543,000		Hutchison Telecommunications Hong Kong Holdings Ltd	84,077
1,836,000	@	Hutchison Telecommunications International Ltd.	474,402
118,500		Kerry Properties Ltd.	609,977
278,000		Kingboard Chemicals Holdings	880,249
3,680,000		Lai Fung Holdings Ltd.	123,182
750,000		Luk Fook Holdings International Ltd.	403,239
226,000		Midland Holdings Ltd.	180,512
3,320,000		Minmetals Resources Ltd.	944,890
164,500		MTR Corp.	595,827
12,300		Nam Tai Electronics, Inc.	56,334
492,000		Next Media Ltd.	72,268
272,000		Noble Group Ltd.	394,784
437,824		OM Holdings Ltd.	641,131
3,345,000		Polytec Asset Holdings Ltd.	517,371
200,508		RCG Holdings Ltd./Hong Kong	200,279
2,806,000		SIM Technology Group Ltd.	364,960
848,000		Sinofert Holdings Ltd.	462,770
9,472,000		Sinolink Worldwide Holdings	1,524,200

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
4,010,000		Skyworth Digital Holdings Ltd.	$1,497,094
234,000		Texwinca Holdings Ltd.	182,728
			20,400,570
		Hungary: 0.1%
4,550		EGIS PLC	463,772
			463,772
		India: 2.2%
216,321		Allahabad Bank	401,034
100,638		Apollo Tyres Ltd.	84,511
10,698		Bajaj Auto Ltd.	104,916
226,599		Bank of Baroda	2,063,040
162,940		Bank of India	1,118,433
105,910		Bank of Maharashtra	93,204
147,774		Canara Bank	881,097
169,896		Central Bank Of India	360,606
171,923		Chennai Petroleum Corp., Ltd.	656,219
83,741		Dena Bank	96,843
18,635		Great Eastern Shipping Co., Ltd.	100,316
23,498		Indian Bank	70,560
77,302		Mahanagar Telephone Nigam Ltd.	165,688
43,126		Oriental Bank of Commerce	154,895
83,939		Polaris Software Lab Ltd.	215,657
134,589		Punjab National Bank Ltd.	1,942,054
342,628		UCO Bank	306,948
35,927		Union Bank of India	175,436
152,389		Vijaya Bank	139,417
			9,130,874
		Indonesia: 0.0%
81,500		Gudang Garam Tbk PT	115,553
			115,553
		Ireland: 0.4%
105,617		Allied Irish Banks PLC	262,954
59,400		DCC PLC	1,281,921
11,600		Kerry Group PLC	270,502
			1,815,377
		Israel: 0.1%
54,000	@	Oridion Systems Ltd.	290,582
			290,582
		Italy: 2.1%
40,000		ACEA S.p.A.	455,353
69,096		Amplifon S.p.A.	257,236
172,254	@	AS Roma S.p.A.	199,433
160,000		Azimut Holding S.p.A.	1,710,717
69,100		Banca Carige S.p.A	196,789
31,300		Buzzi Unicem S.p.A. RNC	267,837
369,000	@	CIR-Compagnie Industriali Riunite S.p.A.	698,373
5,482		Danieli & Co. S.p.A.	104,941
2,179	@	Engineering Ingegneria Informatica S.p.A.	65,230
31,229		Esprinet S.p.A.	315,333
296,708	@	Gemina S.p.A.	233,644
113,087		Indesit Co. S.p.A.	722,367
98,071		Maire Tecnimont S.p.A.	393,273
170,000	@	Natuzzi S.p.A. ADR	323,000
280,358		Parmalat S.p.A	700,967
8,306		Permasteelisa S.p.A.	143,415
152,453		Piaggio & C S.p.A.	316,639
8,938	@	Prima Industrie S.p.A.	118,116
29,300		Prysmian S.p.A.	504,028
53,064		Recordati S.p.A.	354,982
371,695	@	Seat Pagine Gialle S.p.A.	95,892
12,999		Societa Iniziative Autostradali e Servizi S.p.A.	95,800
31,880		Sorin S.p.A.	48,722
79,000		Zignago Vetro S.p.A.	403,316
			8,725,403
		Japan: 22.9%
58,000		Adores, Inc.	150,332
60,600		Aica Kogyo Co., Ltd.	581,292
63,000		Aichi Machine Industry Co., Ltd.	183,677
295,200	@	Allied Telesis Holdings KK	198,389
11,400		Aloka Co., Ltd.	115,625
8,800		Alpen Co., Ltd.	155,105
3,900		Arc Land Sakamoto Co. Ltd.	40,414
99,000		Arcs Co., Ltd.	1,405,316
18,800		Argo Graphics, Inc.	212,548
94,726	@	Arrk Corp.	87,857
21,400		BML, Inc.	502,033
83,000		Calsonic Kansei Corp.	202,998
11,300		Cawachi Ltd.	207,497
57,000		Central Glass Co., Ltd.	239,966
6,700		Century Leasing System, Inc.	71,984
956,000	@, L	Chori Co., Ltd.	1,086,393
6,500		Chubu Steel Plate Co., Ltd.	49,757
67,000		Chuetsu Pulp & Paper Co., Ltd.	166,744
39,000		Chugai Ro Co. Ltd.	109,241
167,000		Chugoku Marine Paints Ltd.	1,129,621
8,000		Chuo Denki Kogyo Co., Ltd.	63,707
11,600		Circle K Sunkus Co., Ltd.	183,098
14,300		Coca-Cola Central Japan Co., Ltd.	199,034

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
4,700		Cosmos Pharmaceutical Corp.	$99,268
148,000		Daido Steel Co., Ltd.	610,209
66,000		Daihatsu Diesel Manufacturing Co., Ltd.	410,763
78,000		Daiichi Jitsugyo Co., Ltd.	251,476
26,900		Daiichikosho Co., Ltd.	308,690
14,400		Daimei Telecom Engineering Corp.	137,481
235,000		Daiwa Industries Ltd.	1,025,371
12,600		DC Co., Ltd.	37,781
9,000		Doutor Nichires Holdings Co., Ltd.	124,596
119,000		Dowa Holdings Co., Ltd.	541,029
31,591		DTS Corp.	298,267
3,100		Dydo Drinco, Inc.	90,781
161		eAccess Ltd.	124,732
55,000		Ebara Corp.	177,860
35,410		Eiken Chemical Co., Ltd.	327,664
12,000		Excel Co., Ltd.	127,548
48,200		Exedy Corp.	1,132,707
1,216		Faith, Inc.	125,183
63,900		Fuji Machine Manufacturing Co., Ltd.	790,778
9,500		Fuji Seal International, Inc.	164,914
54,727		Fuji Soft, Inc.	1,099,655
100,600		Fujikura Kasei Co., Ltd.	533,054
92		Fujishoji Co. Ltd.	103,166
14,300		Fujitsu Frontech Ltd.	140,754
2,200		Fukuda Denshi Co. Ltd.	46,616
25,000		Fukuyama Transporting Co., Ltd.	116,362
20,100		Furuno Electric Co., Ltd.	126,899
5,000		Fuyo General Lease Co. Ltd.	110,264
61		Gendai Agency, Inc.	79,821
37,900		Glory Ltd.	778,706
10,100		Goldcrest Co., Ltd.	240,730
152		Gourmet Navigator, Inc.	447,199
13,995		Hiday Hidaka Corp.	155,295
17,000		Higo Bank Ltd.	103,921
61,100		HIS Co., Ltd.	1,249,603
45,000		Hisaka Works Ltd.	482,881
10,000		Hitachi Capital Corp.	136,138
44,491		Hitachi Information Systems Ltd.	1,345,705
4,000		Hitachi Medical Corp.	38,290
71,839		Hitachi Software Engineering Co., Ltd.	1,993,270
19,999		Hitachi Systems & Services Ltd.	450,518
129,000		Hokugin Financial Group, Inc.	293,861
20,580		Honeys Co., Ltd.	165,961
22,200		Hosiden Corp.	286,213
12,100		Hudson Soft Co., Ltd.	71,038
44,375		IBJ Leasing Co., Ltd.	577,175
11,700		Icom, Inc.	250,961
724	@, L	IDU Co.	119,154
111,709		Inabata & Co., Ltd.	511,863
125,900		Ines Corp.	1,070,047
4,800		Information Services International-Dentsu Ltd.	29,270
28,200		Itochu Enex Co., Ltd.	172,752
200,000		Itoham Foods, Inc.	652,053
711,000		JFE Shoji Holdings, Inc.	2,797,596
51,000	I	Jidosha Buhin Kogyo Co., Ltd.	91,387
24,000		JMS Co., Ltd.	91,080
42,000		J-Oil Mills, Inc.	140,050
75,600		JSP Corp.	579,850
35,000		Kagawa Bank Ltd.	150,221
39,000		Kaken Pharmaceutical Co., Ltd.	339,510
1,968,000	@	Kanematsu Corp.	1,880,763
152,094		Kanto Auto Works Ltd.	1,366,155
12,000		Kasumi Co., Ltd.	56,184
20,500		Kato Sangyo Co., Ltd.	328,737
24,600		Keiyo Co., Ltd.	120,999
81,000		Kiyo Holdings, Inc.	99,151
36,200		Kuroda Electric Co., Ltd.	495,373
28,100		Kyoden Co., Ltd.	42,169
36,000		Kyodo Printing Co., Ltd.	120,804
436,000		Kyodo Shiryo Co., Ltd.	613,603
197,556		Kyokuyo Co., Ltd.	400,853
53,000		Kyowa Exeo Corp.	517,836
21,700		Leopalace21 Corp.	184,933
47,200		Lintec Corp.	917,601
7,200		Mars Engineering Corp.	223,590
187,000		Marudai Food Co., Ltd.	473,602
5,000		Megachips Corp.	116,270
23,200		Mikuni Coca-Cola Bottling Co., Ltd.	191,116
87,027		Mimasu Semiconductor Industry Co., Ltd.	1,261,796
22,900		Ministop Co., Ltd.	374,425
7,500		Miraca Holdings, Inc.	186,838
61,000		Mitsubishi Steel Manufacturing Co., Ltd.	134,771
65,000		Mitsui Engineering & Shipbuilding Co., Ltd.	163,668
212,000		Mitsui Sugar Co., Ltd.	700,088
10,400		Mitsumi Electric Co., Ltd.	254,676
34,300		Miura Co., Ltd.	825,337
50,400		Modec, Inc.	866,257
17,000		Morinaga Milk Industry Co., Ltd.	70,381

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
42,050		Moshi Moshi Hotline, Inc.	$801,027
102,000		Musashi Seimitsu Industry Co., Ltd.	2,010,755
129,000		Nabtesco Corp.	1,459,351
10,400		Namco Bandai Holdings, Inc.	116,586
61,183		Namura Shipbuilding Co., Ltd.	332,314
5,557		NEC Fielding Ltd.	79,329
63,200		NEC Networks & System Integration Corp.	811,097
275		Net One systems Co., Ltd.	483,346
42,600		Nichi-iko Pharmaceutical Co., Ltd.	1,411,881
76,000		Nichirei Corp.	288,693
74,600		Nidec Copal Corp.	801,879
81,900		Nifco, Inc.	1,492,589
33,000		Nihon Parkerizing Co., Ltd.	376,550
135,000		Nippo Corp.	1,071,258
35,000		Nippon Denko Co., Ltd.	229,415
56,000		Nippon Flour Mills Co., Ltd.	269,865
57,786		Nippon Road Co., Ltd.	143,590
142,000		Nippon Shinyaku Co., Ltd.	1,858,201
22,300		Nippon Signal Co., Ltd.	206,435
58,000		Nippon Soda Co., Ltd.	284,762
103,000		Nippon Steel Trading Co., Ltd.	178,810
249,000		Nippon Thompson Co., Ltd.	1,194,797
49,400	@	NIS Group Co., Ltd.	23,385
370,000		Nishimatsu Construction Co., Ltd.	506,844
77,600		Nishimatsuya Chain Co. Ltd.	791,642
114,000		Nishi-Nippon City Bank Ltd.	288,722
84,200		Nitta Corp.	1,260,283
199,000		Nittetsu Mining Co., Ltd.	865,194
69,000		Nitto Boseki Co., Ltd.	122,085
6,300		Nojima Corp.	49,996
7,450		Obic Co., Ltd.	1,269,387
12,012		Oiles Corp.	188,856
44,700		Okabe Co., Ltd.	172,661
11,470		Okinawa Electric Power Co., Inc.	603,101
4,100		Pack Corp.	63,481
30,900		Park24 Co. Ltd.	258,314
314		Pilot Corp.	375,417
3,310		Point, Inc.	178,009
74,000		Press Kogyo Co. Ltd.	128,904
173,000	@	Prima Meat Packers Ltd.	195,252
18,100		Raito Kogyo Co. Ltd.	47,805
35,816		Ricoh Leasing Co., Ltd.	708,464
12,100		Right On Co., Ltd.	120,854
42		Sammy NetWorks Co. Ltd.	146,371
16,000		San-In Godo Bank Ltd.	150,462
85,000		Sanki Engineering Co., Ltd.	665,463
10,500		Sanoyas Hishino Meisho Corp.	38,624
52,354		Sanshin Electronics Co., Ltd.	463,164
72,000		Sanyo Special Steel Co., Ltd.	291,259
159		SBI VeriTrans Co. Ltd.	94,394
185		Seven Bank Ltd.	481,931
316,000		Shinmaywa Industries Ltd.	1,150,920
243,000		Shinsho Corp.	400,690
38,000		Shizuoka Gas Co., Ltd.	247,824
72,800		Siix Corp.	368,214
6,800		Sintokogio Ltd.	47,334
59,306		Sorun Corp.	333,430
16,300		Studio Alice Co., Ltd.	167,375
90,700		Sumida Corp.	592,030
511,000		Sumikin Bussan Corp.	1,226,685
53,500		Sumitomo Densetsu Co., Ltd.	275,156
41,500		Tachi-S Co., Ltd.	376,745
142,000		Taihei Kogyo Co., Ltd.	416,991
66,000		Taiheiyo Cement Corp.	99,394
25,882		Taiho Kogyo Co., Ltd.	187,115
94,934		Taikisha Ltd.	1,041,077
139,000		Takasago International Corp.	747,348
87,000		TBK Co., Ltd.	161,795
26,518		TKC Corp.	510,814
418,000	@	Toa Corp.	544,767
138,000		TOA Road Corp.	249,855
48,000		Toagosei Co., Ltd.	145,229
59,000		Toho Gas Co., Ltd.	237,332
225,000		Tokai Tokyo Financial Holdings	820,745
136,000		Tokyo Tekko Co., Ltd.	440,669
31,800		Tokyo Tomin Bank Ltd.	593,304
248,000	@, L	Tonichi Carlife Group, Inc.	315,397
240,782		Topy Industries Ltd.	564,660
49,000		Toyo Engineering Corp.	152,424
275,000		Toyo Kohan Co., Ltd.	1,062,538
185,179		Toyo Securities Co., Ltd.	475,935
74,300		Trusco Nakayama Corp.	1,178,975
81,000		Tsubakimoto Chain Co.	278,588
37,000		Tsudakoma Corp.	66,951
20,200		Tsumura & Co.	651,779
19,800		Tsuruha Holdings, Inc.	624,393
32,300		Tsutsumi Jewelry Co., Ltd.	649,364
125,000		Uchida Yoko Co., Ltd.	435,848

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
24,100		Union Tool Co.	$665,272
47,534		Unipres Corp.	605,294
244,588	@	Usen Corp.	280,700
7,500		VITAL KSK HOLDINGS, Inc.	41,057
12,500		Warabeya Nichiyo Co., Ltd.	150,369
8,800		Waseda Academy Co., Ltd.	61,680
11,900		Watabe Wedding Corp.	186,073
45		Wowow, Inc.	102,387
6,000		Xebio Co., Ltd.	130,012
284,900		Yamazen Corp.	1,202,797
11,500		Yonekyu Corp.	109,983
10,200		Yorozu Corp.	118,249
1,049,000		Yuasa Trading Co., Ltd.	1,202,783
9,600		Yusen Air & Sea Service Co., Ltd.	121,255
			94,677,046
		Kazakhstan: 0.1%
17,600		Eurasian Natural Resources Corp.	253,827
			253,827
		Luxembourg: 0.3%
1,125,019		Regus PLC	1,310,781
			1,310,781
		Malaysia: 0.6%
292,100		AMMB Holdings	331,715
516,500		Kulim Malaysia BHD	1,062,708
1,142,300		Lion Industries Corp. Bhd	508,867
879,500		Telekom Malaysia BHD	746,409
			2,649,699
		Mexico: 0.3%
211,205	@	Grupo Simec SAB de CV	500,471
194,702	@	Industrias CH SA - Series B	685,415
			1,185,886
		Netherlands: 3.1%
11,000		Aalberts Industries NV	102,158
20,716		Accell Group	916,834
29,250		Arcadis NV	551,868
11,042		Binck NV	163,824
17,274		CSM	304,289
44,300		Draka Holding	715,846
27,418		Exact Holding NV	720,606
28,972		Fugro NV	1,301,105
5,200	@	Gemalto NV	194,264
12,331		Grontmij	306,383
22,656		Heijmans NV	34,541
34,585		Imtech NV	735,570
205,298		James Hardie Industries NV	888,924
12,400		Koninklijke DSM NV	443,398
300,905		OCE NV	1,485,420
51,014		SBM Offshore NV	976,573
21,415	@	Smartrac NV	355,858
42,192		SNS Reaal	242,514
78,600		Ten Cate NV	1,489,251
30,796	@	Unit 4 Agresso NV	553,630
39,848	@	Van der Moolen Holding NV	63,434
88,573		Wavin NV	162,607
			12,708,897
		New Zealand: 0.4%
206,368		Fisher & Paykel Healthcare Corp.	443,410
290,908		Fletcher Building Ltd.	1,379,341
			1,822,751
		Norway: 0.5%
29,200		Acergy SA	312,026
127,950	@	Norske Skogindustrier ASA	203,120
31,400		NORWEGIAN ENERGY CO AS	94,194
225,000	@	Pronova BioPharma AS	701,907
100,000	@	StepStone ASA	114,092
10,700		Tandberg ASA	227,375
25,400	@	TGS Nopec Geophysical Co. ASA	288,378
			1,941,092
		Pakistan: 0.1%
657,000	@	Bank Alfalah Ltd.	88,669
165,800		Nishat Mills Ltd.	79,941
601,500		Pakistan Telecommunication Co., Ltd.	124,044
			292,654
		Philippines: 0.0%
1,237,000		Benpres Holdings Corp.	79,670
			79,670
		Singapore: 3.0%
1,464,000	#	ARA Asset Management Ltd.	691,742
8,037		China Yuchai International Ltd.	67,672
889,000		Goodpack Ltd.	629,689
170,000		Hong Leong Asia Ltd.	195,810
29,000		Jardine Cycle & Carriage Ltd.	474,934
383,000		K1 Ventures Ltd.	42,430
1,223,000		LC Development Ltd.	182,562
3,943,000		Macquarie International Infrastructure Fund Ltd.	1,082,130
216,000		Meiban Group Ltd.	45,619
2,748,000		Mercator Lines Singapore Ltd.	696,073
583,000		Olam International Ltd.	1,027,493

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Singapore (continued)
225,000		SembCorp Industries Ltd.	$500,819
75,000		SembCorp Marine Ltd.	162,504
1,173,000		Singapore Petroleum Co., Ltd.	5,080,029
131,000		SMRT Corp., Ltd.	154,612
50,000		Super Coffeemix Manufacturing Ltd.	16,879
796,000		Wing Tai Holdings Ltd.	955,735
199,000		Yanlord Land Group Ltd.	370,251
			12,376,983
		South Korea: 1.4%
11,010		Chong Kun Dang Pharm Corp.	174,491
15,120		Daegu Bank	172,287
24,720		Daou Technology, Inc.	165,280
1,996		DC Chemical Co., Ltd.	343,930
28,140		Doosan Engineering & Construction Co. Ltd.	161,831
679		Hite Brewery Co., Ltd.	94,453
5,470		Hite Holdings Co., Ltd.	171,056
5,600		Humax Co. Ltd.	75,038
17,400		Hyundai DSF Co., Ltd.	127,267
30,270		Hyundai Marine & Fire Insurance Co., Ltd.	472,444
12,700	@	Industrial Bank of Korea	145,258
5,847		INTOPS Co. Ltd.	98,307
3,197		KISCO Corp.	131,134
10,946		Kyeryong Construction Industrial Co., Ltd.	199,630
8,530		LG Dacom Corp.	129,025
17,040		LIG Non-Life Insurance Co., Ltd.	252,828
44,384		People & Telecommunication, Inc.	436,621
15,210		S&T Dynamics Co., Ltd.	197,836
8,963		Samsung Corp.	338,249
41,577		SeAH Steel Corp.	1,361,324
5,690		STX Engine Co., Ltd.	125,013
9,640		Woongjin Thinkbig Co. Ltd.	167,998
1,358		Yuhan Corp.	215,365
			5,756,665
		Spain: 1.4%
5,000		Baron de Ley	201,069
31,000		Bolsas y Mercados Espanoles	1,003,172
3,018		Construcciones y Auxiliar de Ferrocarriles SA	1,351,156
8,712		Corporacion Financiera Alba SA	455,213
32,000		Enagas	632,695
338,183	@	Ercros SA	64,637
19,800		Indra Sistemas SA	454,998
52,000		Laboratorios Farmaceuticos Rovi SA	511,483
4,022		Pescanova SA	139,366
21,700		Red Electrica de Espana	1,018,651
			5,832,440
		Sweden: 1.1%
10,611		Billerud Aktiebolag	60,731
123,762		Bure Equity AB	573,414
6,633		Cardo AB	155,764
27,938	X	D Carnegie AB	—
170,242		NCC AB	1,746,118
30,000		Saab AB	340,952
80,000		Swedish Match AB	1,525,066
			4,402,045
		Switzerland: 4.9%
545		AFG Arbonia-Forster Holding	9,083
20,968	@	Aryzta AG	729,994
6,385		Baloise Holding AG	508,847
29,800	@	Bank Sarasin & Compagnie AG	971,192
4,000	@	Banque Cantonale Vaudoise	1,412,522
4,900		Bellevue Group AG	181,431
5,800		BKW FMB Energie AG	448,693
8,046		Bobst Group AG	254,645
4,300		Bucher Industries AG	470,351
1,373		Charles Voegele Holding AG	49,656
170,529		Clariant AG	1,276,280
1,701		Coltene Holding AG	73,409
2,751		Compagnie Financiere Tradition (CFT)	359,191
11,486	@	Dufry Group	447,178
800		Flughafen Zuerich AG	219,115
4,809	@	Forbo Holding AG	1,060,760
1,125		Galenica AG	336,769
664	@	Georg Fischer AG	139,886
4,914		Helvetia Holding AG	1,372,711
2,875		Kuoni Reisen Holding	867,382
2,800		Lonza Group AG	277,468
14,949	@	Micronas Semiconductor Hold	44,310
90,000		Mobilezone Holding AG	601,319
10,000	@, I	Newave Energy Holding SA	305,040
6,900		Partners Group	726,873
17,380	@	PSP Swiss Property AG	923,974
6,600		Schindler Holding AG	426,024
9,500		Schweizerhall Holding AG	1,672,985
660		Sika AG	789,098
2,437		Sulzer AG	160,821
32,700	@	Temenos Group AG - Reg	656,212
10,766		Valora Holding AG	2,193,960
52		Vetropack Holding AG	82,857
			20,050,036

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Taiwan: 2.1%
350,000		AcBel Polytech, Inc.	$231,875
256,000		Asia Vital Components Co. Ltd.	236,913
257,000		China Bills Finance Corp.	75,134
54,000	@	China General Plastics Corp.	19,073
315,000		Chin-Poon Industrial Co.	173,064
63,000		E-LIFE MALL Corp.	71,065
70,000		Feng TAY Enterprise Co. Ltd.	51,811
503,000		Gigabyte Technology Co., Ltd.	350,140
410,649		Hai Kwang Enterprise Corp.	255,982
536,000	@	Ho Tung Chemical Corp.	192,260
259,000		Hung Poo Real Estate Development Corp.	332,912
221,550		Inventec Appliances Corp.	215,530
751,300		Inventec Co., Ltd.	434,585
124,000		Lingsen Precision Industries Ltd.	47,930
248,000		LITE-ON IT Corp.	213,931
2,366,334		Macronix International	1,237,642
95,000		Mercuries & Associates Ltd.	41,111
800,000	@	Sampo Corp.	134,066
530,000		Sigurd Microelectronics Corp.	257,473
207,000		Sinon Corp.	95,186
1,927,000		Taishin Financial Holdings Co., Ltd.	752,028
181,000		Taiwan Acceptance Corp.	159,869
178,000		Taiwan Life Insurance Co. Ltd.	142,952
171,223		Taiwan Surface Mounting Technology Co., Ltd.	324,742
5,476,000	@	Tatung Co., Ltd.	1,398,765
247,000		Tsann Kuen Enterprise Co., Ltd.	263,904
202,000		Ttet Union Corp.	214,346
178,000	@	TYC Brother Industrial Co. Ltd.	114,478
192,000		Universal Scientific Industrial Co., Ltd.	74,310
1,375,000		Yageo Corp.	328,159
			8,441,236
		Thailand: 0.3%
3,302,900		Krung Thai Bank PCL	814,678
801,500		Siam City Bank PCL	424,093
			1,238,771
		Turkey: 0.2%
422,771	@	Aksa Akrilik Kimya Sanayii	416,249
45,199		Albaraka Turk Katilim Bankasi AS	70,368
254,624		Anadolu Sigorta	201,080
28,916		Goodyear Lastikleri TAS	190,682
			878,379
		United Kingdom: 12.4%
22,000		A.G.Barr PLC	476,736
111,368		Aggreko PLC	1,018,269
85,111		Albemarle & Bond Holdings	289,033
35,000		Amec PLC	412,157
56,400		Amlin PLC	313,216
63,399		Ashmore Group PLC	223,040
77,500		AssetCo PLC	65,446
38,800		Atkins WS PLC	412,573
31,500		Aveva Group PLC	425,667
237,180	@	Avocet Mining PLC	306,100
125,231		Babcock International Group	984,760
717,380		Beazley PLC	1,226,698
28,571		Bespak PLC	183,693
151,448		Bodycote PLC	361,273
893,222		Booker Group PLC	521,742
69,550		Brit Insurance Holdings PLC	242,615
108,425		Britvic PLC	617,499
50,000		BSS Group PLC	216,775
55,000		Burberry Group PLC	422,718
159,597	@	Cape PLC	578,033
100,000		Carillion PLC	434,864
371,878		Chaucer Holdings PLC	260,236
132,045		Chloride Group PLC	313,914
86,612		Close Brothers Group PLC	999,874
61,287		Computacenter PLC	225,496
21,962		Cranswick PLC	218,342
135,571	@	CSR PLC	967,147
65,000		Daily Mail & General Trust	324,544
197,833		Dairy Crest Group PLC	1,087,176
16,700	@	Dana Petroleum PLC	382,054
15,079		Davis Service Group PLC	84,821
163,474		Debenhams PLC	242,486
55,000		Dechra Pharmaceuticals PLC	399,721
141,852		Delta PLC	296,249
398,512		Dimension Data Holdings PLC	403,834
66,007		Drax Group PLC	441,511
458,045		DS Smith PLC	575,780
123,329		eaga PLC	256,143
5,000		Education Development International PLC	9,044
104,100		Electrocomponents PLC	258,445
800,000		Elementis PLC	420,564
265,631		Evolution Group PLC	593,022
54,310		Ferrexpo PLC	128,943
44,638		Fiberweb PLC	50,655

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
20,000		Fidessa Group PLC	$403,469
21,000		Forth Ports PLC	345,562
878,624		Future PLC	275,066
783,634		Game Group PLC	1,923,328
100,000		Grainger PLC	305,884
121,434		Greggs PLC	799,755
58,100		Halfords Group PLC	338,162
110,014		Hamworthy KSE	545,931
71,689		Hays PLC	114,113
157,605		Healthcare Locums PLC	532,400
771,973		HMV Group PLC	1,405,748
13,500		Homeserve PLC	309,976
55,000		Hunting PLC	382,698
80,000		IG Group Holdings PLC	402,576
88,100		IMI PLC	500,572
935,400		Inchcape PLC	429,766
101,398		Intec Telecom Systems PLC	149,038
16,331		Interserve PLC	53,510
299,593		Investec PLC	2,040,566
195,000		ITE Group PLC	313,571
95,000		John Wood Group PLC	423,315
38,000		Keller Group PLC	405,999
29,403		Kier Group PLC	445,635
120,000		Liontrust Asset Management PLC	227,635
322,906		Mcbride PLC	788,709
35,271		Mecom Group PLC	59,108
72,668		Michael Page International PLC	366,362
12,006		Micro Focus International PLC	80,994
84,300		Misys PLC	255,424
157,068		Mitie Group	621,999
19,604		Next PLC	558,980
57,634		Oxford Instruments PLC	151,874
41,104		Pace PLC	148,143
22,040		Petrofac Ltd.	276,012
28,055	@	Premier Oil PLC	579,570
220,000		PV Crystalox Solar PLC	299,538
100,000		Ricardo PLC	376,697
36,800		Rightmove PLC	256,689
110,000		RM PLC	303,419
25,000		Rotork PLC	372,358
87,485		Savills PLC	489,203
85,120	@	SDL PLC	508,570
111,162		Senior PLC	74,809
311,231		Shanks Group PLC	400,279
60,265		SIG PLC	122,566
129,593		Smiths News PLC	249,222
20,600		Spirax-Sarco Engineering PLC	316,007
373,533		Spirent Communications PLC	436,967
1,378,309	@	Sportingbet PLC	1,376,239
56,300		Sports Direct International PLC	82,816
18,043		St. James’s Place PLC	54,634
232,646		Stagecoach Group PLC	526,931
62,360		Sthree PLC	222,597
37,114		Synergy Health PLC	305,410
103,391		Tate & Lyle PLC	634,115
337,886		Taylor Woodrow PLC	219,940
91,116		Tomkins PLC	269,941
115,634		Topps Tiles PLC	164,739
32,393		Travis Perkins PLC	440,842
147,276		Tullett Prebon PLC	874,771
20,000		Ultra Electronics Holdings	381,222
50,000		United Business Media Ltd.	354,516
5,900		Venture Production PLC	82,180
42,000		Victrex PLC	456,949
51,107		Vitec Group PLC	239,160
50,000		VT Group PLC	392,614
50,000		Wellstream Holdings PLC	454,736
40,800		Wetherspoon (J.D.) PLC	308,110
409,981		WH Smith PLC	2,914,204
176,881		William Hill PLC	541,767
			51,139,115
		United States: 0.5%
31,700		Golden Star Resources Ltd.	77,665
192,100		Virgin Media, Inc.	2,007,445
			2,085,110
		Total Common Stock
		(Cost $390,068,498)	375,264,430
REAL ESTATE INVESTMENT TRUSTS: 0.5%
		Australia: 0.3%
372,835		Babcock & Brown Japan Property Trust	133,821
823,315		Mirvac Group	868,034
			1,001,855
		France: 0.1%
1,736		ICADE	152,009
			152,009

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Greece: 0.0%
12,000		Eurobank Properties Real Estate Investment Co.	$130,700
			130,700
		Hong Kong: 0.0%
397,000		GZI Real Estate Investment Trust	139,723
			139,723
		Japan: 0.0%
76		Crescendo Investment Corp.	113,506
			113,506
		Netherlands: 0.0%
4,948		Vastned Offices	75,333
			75,333
		Singapore: 0.1%
588,000	@	Fortune Real Estate Investment Trust	315,484
230,000	@	Suntec Real Estate Investment Trust	173,923
			489,407
		Total Real Estate Investment Trusts
		(Cost $1,698,895)	2,102,533
PREFERRED STOCK: 0.4%
		Brazil: 0.1%
95,500		Confab Industrial SA	300,461
			300,461
		Germany: 0.3%
32,076		Draegerwerk AG	919,649
829		Hornbach Holding AG	67,349
31,256		Jungheinrich AG	446,754
			1,433,752
		Total Preferred Stock
		(Cost $2,494,035)	1,734,213
RIGHTS: 0.0%
		Germany: 0.0%
34,900		Infineon Technologies AG	7,124
1,364		Wuestenrot & Wuerttembergische	12
		Total Rights
		(Cost $-)	7,136
		Total Long-Term Investments
		(Cost $394,261,428)	379,108,312
SHORT-TERM INVESTMENTS: 0.6%
		Affiliated Mutual Fund: 0.2%
958,054		ING Institutional Prime Money Market Fund - Class I	958,054
		Total Mutual Fund
		(Cost $958,054)	958,054

Principal Amount				Value
		Securities Lending Collateral(cc): 0.4%
$1,702,723		Bank of New York Mellon Corp. Institutional Cash Reserves		$1,686,784
		Total Securities Lending Collateral
		(Cost $1,702,723)		1,686,784

		Total Short-Term Investments
		(Cost $2,660,777)		2,644,838
		Total Investments in Securities
		(Cost $396,922,205)*	92.4%	$381,753,150
		Other Assets and Liabilities - Net	7.6	31,438,810
		Net Assets	100.0%	$413,191,960

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2009.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	I	Illiquid Security
	*	Cost for federal income tax purposes is $399,887,525.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$50,102,730
		Gross Unrealized Depreciation		(68,237,105)
		Net Unrealized Depreciation		$(18,134,375)

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.4%
Aerospace/Defense	1.9
Agriculture	0.7
Airlines	0.4
Apartments	0.0
Apparel	0.2
Auto Manufacturers	1.1
Auto Parts & Equipment	2.5
Banks	4.1
Beverages	0.6
Biotechnology	0.1
Building Materials	1.5
Chemicals	2.8
Coal	0.2
Commercial Services	2.4
Computers	4.1
Distribution/Wholesale	2.8
Diversified	0.3
Diversified Financial Services	4.0
Electric	0.7
Electrical Components & Equipment	1.6
Electronics	2.1
Energy - Alternate Sources	0.1
Engineering & Construction	3.8
Entertainment	0.8
Environmental Control	0.3
Financial Services	0.0
Food	3.3
Food Service	0.0
Forest Products & Paper	0.3
Gas	0.8
Hand/Machine Tools	0.5
Healthcare - Products	0.5
Healthcare - Services	0.6
Holding Companies - Diversified	0.7
Home Builders	0.1
Home Furnishings	1.2
Household Products/Wares	0.4
Insurance	2.6
Internet	1.1
Investment Companies	0.8
Iron/Steel	1.6
Leisure Time	1.1
Lodging	0.1
Machinery - Construction & Mining	0.3
Machinery - Diversified	3.6
Media	1.2
Metal Fabricate/Hardware	1.7
Mining	2.2
Miscellaneous Manufacturing	1.9
Office Property	0.1
Office/Business Equipment	0.6
Oil & Gas	3.3
Oil & Gas Services	2.0
Packaging & Containers	0.3
Pharmaceuticals	3.2
Pipelines	0.0
Real Estate	1.8
Retail	7.2
Semiconductors	1.1
Shipbuilding	0.2
Shopping Centers	0.1
Software	2.0
Stock Funds	0.0
Storage/Warehousing	0.1
Telecommunications	2.1
Textiles	0.1
Toys/Games/Hobbies	0.0
Transportation	1.3
Trucking & Leasing	0.2
Venture Capital	0.0
Short-Term Investments	0.6
Other Assets and Liabilities - Net	7.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Argentina	$230,832	$—	$—
Australia	79,289	16,783,207	—
Austria	—	5,391,618	—
Belgium	—	4,527,771	—
Bermuda	—	2,805,547	—
Brazil	131,234	—	—
Canada	18,093,101	53,639	—
China	1,618,751	2,629,494	—
Denmark	—	3,523,681	—
Finland	236,773	1,555,275	—
France	—	22,757,887	—
Germany	—	23,071,587	—
Greece	283,082	1,426,448	—
Hong Kong	869,512	19,531,058	—
Hungary	—	463,772	—
India	881,097	8,249,777	—
Indonesia	—	115,553	—
Ireland	—	1,815,377	—
Israel	—	290,582	—
Italy	323,000	8,402,403	—
Japan	1,467,145	93,209,901	—
Kazakhstan	—	253,827	—
Luxembourg	—	1,310,781	—
Malaysia	—	2,649,699	—
Mexico	1,185,886	—	—
Netherlands	—	12,708,897	—
New Zealand	—	1,822,751	—
Norway	—	1,941,092	—
Pakistan	292,654	—	—
Philippines	—	79,670	—
Singapore	759,414	11,617,569	—
South Korea	98,307	5,658,358	—
Spain	—	5,832,440	—
Sweden	60,731	4,341,314	—
Switzerland	601,319	19,448,717	—
Taiwan	442,637	7,998,599	—
Thailand	—	1,238,771	—
Turkey	—	878,379	—
United Kingdom	274,440	50,864,675	—
United States	2,085,110	—	—
Total Common Stock	30,014,314	345,250,116	—
Real Estate Investment Trusts	—	2,102,533	—
Preferred Stock	367,810	1,366,403	—
Rights	12	7,124	—
Short-Term Investments	958,054	1,686,784	—
Total	$31,340,190	$350,412,960	$—

Other Financial Instruments**	—	4,251	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009:

Derivatives Fair Value*
Foreign exchange contracts	$4,251
Total	$4,251

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Purchased options, swaps, and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2009 (Unaudited) (continued)

At July 31, 2009 the following forward foreign currency contracts were outstanding for the ING International SmallCap Multi-Manager Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 172,720	BUY	8/5/09	140,145	144,396	$4,251
					$4,251

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 93.4%
		Australia: 2.9%
429,986		Alumina Ltd.	$615,492
27,952		Newcrest Mining Ltd.	705,076
			1,320,568
		Belgium: 1.8%
22,390		Belgacom SA	802,094
			802,094
		Brazil: 1.4%
45		Centrais Eletricas Brasileiras SA	688
46,350		Centrais Eletricas Brasileiras SA ADR - Class B	638,240
			638,928
		Canada: 9.8%
39,246	@	Barrick Gold Corp.	1,369,685
51,378	@	Ivanhoe Mines Ltd.	414,107
21,893		Kinross Gold Corp.	429,979
23,621	@	Magna International, Inc.	1,203,726
29,521		Nexen, Inc.	614,332
14,168	@	Suncor Energy, Inc.	460,177
			4,492,006
		Finland: 3.2%
49,386		Nokia OYJ ADR	658,809
130,570		Stora Enso OYJ (Euro Denominated Security)	829,900
			1,488,709
		France: 9.1%
170,148	@	Alcatel SA	471,325
700		Areva SA	403,330
21,738		Sanofi-Aventis	1,422,252
7,781		Societe Generale	498,840
7,390		Technip SA	447,388
21,801		Thales SA	922,248
			4,165,383
		Germany: 2.1%
11,928		Siemens AG	950,565
			950,565
		Italy: 2.7%
1,090,036		Telecom Italia S.p.A. RNC	1,230,847
			1,230,847
		Japan: 31.8%
64,000		Coca-Cola West Holdings Co., Ltd.	1,253,456
104,000		Dai Nippon Printing Co., Ltd.	1,518,225
39,600		Fuji Photo Film Co., Ltd.	1,273,247
48,500		JS Group Corp.	750,557
20,000		Kao Corp.	453,715
25,000		Mabuchi Motor Co., Ltd.	1,250,309
35,600		Mitsui Sumitomo Insurance Group Holdings, Inc.	909,376
56,033		Nippon Telegraph & Telephone Corp. ADR	1,157,081
11,700		Rohm Co., Ltd.	866,621
47,900		Sega Sammy Holdings, Inc.	629,673
68,000		Sekisui House Ltd.	638,377
42,800		Seven & I Holdings Co., Ltd.	1,002,695
58,600		Shiseido Co., Ltd.	955,802
109,000		Sumitomo Trust & Banking Co., Ltd.	594,159
20,100		Toyo Seikan Kaisha Ltd.	429,538
70,000		Wacoal Holdings Corp.	897,632
			14,580,463
		Netherlands: 6.0%
24,235	@	Gemalto NV	905,384
22,967		Royal Dutch Shell PLC ADR - Class B	1,206,457
32,987		Wolters Kluwer NV	647,769
			2,759,610
		South Africa: 6.0%
30,007		Anglogold Ashanti Ltd. ADR	1,176,274
69,224		Gold Fields Ltd.	831,216
30,182		Impala Platinum Holdings Ltd.	730,424
			2,737,914
		South Korea: 3.9%
45,452	@	Korea Electric Power Corp. ADR	607,693
71,145		SK Telecom Co., Ltd. ADR	1,197,370
			1,805,063
		Switzerland: 4.1%
31,681		Novartis AG	1,447,489
29,393	@	UBS AG - Reg	433,253
			1,880,742

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
		United Kingdom: 6.7%
25,713		BP PLC ADR		$1,286,679
84,438		United Utilities Group PLC		635,661
554,224		Vodafone Group PLC		1,139,485
				3,061,825
		United States: 1.9%
20,643		Newmont Mining Corp.		853,588
				853,588
		Total Common Stock (Cost $45,827,358)		42,768,305
PREFERRED STOCK: 1.9%
		United States: 1.9%
1,246	P	Lucent Technologies Capital Trust I		884,660
		Total Preferred Stock (Cost $406,350)		884,660
		Total Long-Term Investments (Cost $46,233,708)		43,652,965
SHORT-TERM INVESTMENTS: 5.3%
		Affiliated Mutual Fund: 5.3%
2,408,843		ING Institutional Prime Money Market Fund - Class I		2,408,843
		Total Short-Term Investments (Cost $2,408,843)		2,408,843
		Total Investments in Securities
		(Cost $48,642,551)*	100.6%	$46,061,808
		Other Assets and Liabilities - Net	(0.6)	(280,640)
		Net Assets	100.0%	$45,781,168

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	*	Cost for federal income tax purposes is $50,070,395.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,247,674
		Gross Unrealized Depreciation		(8,256,261)
		Net Unrealized Depreciation		$(4,008,587)

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	2.0%
Apparel	2.0
Auto Parts & Equipment	2.6
Banks	3.3
Beverages	2.7
Building Materials	1.6
Commercial Services	3.3
Computers	2.0
Cosmetics/Personal Care	3.1
Electric	2.7
Electronics	2.7
Energy - Alternate Sources	0.9
Forest Products & Paper	1.8
Home Builders	1.4
Insurance	2.0
Leisure Time	1.4
Media	1.4
Mining	15.6
Miscellaneous Manufacturing	4.9
Oil & Gas	7.8
Oil & Gas Services	1.0
Packaging & Containers	0.9
Pharmaceuticals	6.3
Retail	2.2
Semiconductors	1.9
Telecommunications	16.4
Water	1.4
Short-Term Investments	5.3
Other Assets and Liabilities - Net	(0.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Australia	$—	$1,320,568	$—
Belgium	—	802,094	—
Brazil	638,928	—	—
Canada	4,492,006	—	—
Finland	658,809	829,900	—
France	—	4,165,383	—
Germany	—	950,565	—
Italy	—	1,230,847	—
Japan	1,157,081	13,423,382	—
Netherlands	1,206,457	1,553,153	—
South Africa	1,176,274	1,561,640	—
South Korea	1,805,063	—	—
Switzerland	433,253	1,447,489	—
United Kingdom	1,286,679	1,775,146	—
United States	853,588	—	—
Total Common Stock	13,708,138	29,060,167	—
Preferred Stock	—	884,660	—
Short-Term Investments	2,408,843	—	—
Total	$16,116,981	$29,944,827	$—

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 93.9%
		Banks: 10.9%
1,709,000	I	Bank St. Petersburg BRD - Class S	$2,341,853
21,315,421		Sberbank RF	29,184,605
			31,526,458
		Chemicals: 2.0%
318,000	@	Uralkali GDR	5,845,496
			5,845,496
		Coal: 0.5%
572,600		Raspadskaya - Class S	1,508,175
			1,508,175
		Electric: 7.2%
754,054,100	@	Federal Grid Co Unified Energy System JSC	5,353,784
21,789,800	I	Holding MRSK OAO	1,165,754
55,561,900		Mosenergo OAO	3,100,354
59,420,321	I	OGK-2 OAO	1,426,088
252,553,996	@	RusHydro	8,763,624
5,787,696,000		Territorial Generating Co. 1	1,157,539
			20,967,143
		Food: 1.0%
174,800	@	X5 Retail Group N.V. GDR	2,814,280
			2,814,280
		Internet: 0.4%
1,324,122	@, I	RBC Information Systems	1,304,260
			1,304,260
		Iron/Steel: 3.4%
170,000		Evraz Group SA GDR - Reg S	3,742,242
275,000	L	Mechel OAO ADR	2,937,000
2,571,400		Novolipetsk Steel	3,085,680
			9,764,922
		Media: 0.5%
110,000	@	CTC Media, Inc.	1,359,600
			1,359,600
		Metal Fabricate/Hardware: 2.0%
344,700		TMK OAO GDR	3,657,828
32,800	I	Vsmpo-Avisma Corp.	2,132,000
			5,789,828
		Mining: 8.0%
1,182,021	@, L	MMC Norilsk Nickel ADR	11,825,167
497,600	@	Polymetal GDR	2,985,600
381,500	L	Polyus Gold Co. ZAO ADR	8,202,250
			23,013,017
		Oil & Gas: 46.5%
744,500		Lukoil-Spon ADR	37,174,925
155,100		Novatek OAO GDR	6,670,155
4,239,600		OAO Gazprom	21,497,964
605,497	@	OAO Gazprom ADR	12,503,487
5,467,200	@, L	OAO Rosneft Oil Co. GDR	33,381,602
1,387,400	@, L	Surgutneftegaz ADR	10,786,687
489,333		Tatneft GDR	12,187,215
			134,202,035
		Pharmaceuticals: 1.3%
246,865	@	Pharmstandard - Reg S GDR	3,702,975
			3,702,975
		Real Estate: 1.5%
811,680	@	LSR Group GDR	3,246,720
33,000	@, I	Open Investments	990,000
			4,236,720
		Retail: 3.5%
246,100		Magnit OAO	10,059,956
			10,059,956
		Telecommunications: 4.9%
568,400	@	Comstar United Telesystems GDR	2,845,007
78,200		Mobile Telesystems Finance SA ADR	3,283,618
74,800	I	Moscow City Telephone	1,212,217
243,000		Sistema JSFC GDR	3,640,140
128,700		Vimpel-Communications OAO ADR	1,738,737
1,145,400	I	VolgaTelecom	1,317,210
			14,036,929
		Transportation: 0.3%
6,060,000		Novorossiysk Sea Trade Port BRD	969,600
			969,600
		Total Common Stock (Cost $384,756,512)	271,101,394
MUTUAL FUNDS: 2.4%
		Closed-End Funds 0.6%
1,354,519	@, I	RenShares Utilities Ltd.	1,745,765
			1,745,765
		Exchange-Traded Funds 1.8%
232,500	L	Market Vectors Russia ETF	5,349,825
			5,349,825
		Total Mutual Funds
		(Cost $5,533,298)	7,095,590

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2009 (Unaudited) (continued)

Shares		Value
PREFERRED STOCK: 1.2%
	Oil & Gas: 1.2%
10,200,000	Surgutneftegaz	$3,559,800
	Total Preferred Stock
	(Cost $3,205,101)	3,559,800
	Total Long-Term Investments
	(Cost $393,494,911)	281,756,784

Principal Amount				Value
SHORT-TERM INVESTMENTS: 10.6%
		Securities Lending Collateral(cc): 10.6%
$30,740,953		Bank of New York Mellon Corp. Institutional Cash Reserves		$30,572,663
		Total Securities Lending Collateral
		(Cost $30,740,953)		30,572,663
		Total Short-Term Investments
		(Cost $30,740,953)		30,572,663
		Total Investments in Securities
		(Cost $424,235,864)*	108.1%	$312,329,447
		Other Assets and Liabilities - Net	(8.1)	(23,523,969)
		Net Assets	100.0%	$288,805,478

	@	Non-income producing security Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2009.
	I	Illiquid Security
	*	Cost for federal income tax purposes is $424,235,867.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$15,368,782
		Gross Unrealized Depreciation		(127,275,202)
		Net Unrealized Depreciation		$(111,906,420)

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Banks	$—	$31,526,458	$—
Chemicals	—	5,845,496	—
Coal	—	1,508,175	—
Electric	6,849,735	14,117,408	—
Food	2,814,280	—	—
Internet	1,304,260	—	—
Iron/Steel	6,022,680	3,742,242	—
Media	1,359,600	—	—
Metal Fabricate/Hardware	2,132,000	3,657,828	—
Mining	11,187,850	11,825,167	—
Oil & Gas	—	134,202,035	—
Pharmaceuticals	3,702,975	—	—
Real Estate	4,236,720	—	—
Retail	—	10,059,956	—
Telecommunications	9,979,705	4,057,224	—
Transportation	969,600	—	—
Total Common Stock	50,559,405	220,541,989	—
Closed-End Fund	—	—	1,745,765
Exchange-Traded Fund	5,349,825
Preferred Stock	3,559,800	—	—
Short-Term Investments	—	30,572,663	—
Total	$59,469,030	$251,114,652	$1,745,765

Other Financial Instruments**	—	—	—
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended July 31, 2009:

	Beginning Balance	Net	Accrued Discounts/	Total Realized	Appreciation/	Net Transfers In/	Ending Balance
	at 10/31/08	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 07/31/09
Closed-End Fund	—	—	—	—	—	1,745,765	1,745,765
Total	$—	$—	$—	$—	$—	$1,745,765	$1,745,765

For the period ended July 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $318,563.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 23, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 23, 2009